UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 10 of its series:

Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio and Allspring U.S. REIT Portfolio.

Date of reporting period: August 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
August 31, 2022
Allspring Bloomberg US
Aggregate ex-Corporate Portfolio

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of August 31, 2022[1]
FNMA, 2.00%, 2-1-2052	5.77
FNMA , 2.50%, 1-1-2052	4.53
GNMA, 2.00%, 9-21-2052	2.07
U.S. Treasury Bond, 3.00%, 5-15-2047	1.96
FHLMC, 3.50%, 2-1-2044	1.76
GNMA, 2.50%, 3-20-2052	1.57
U.S. Treasury Note, 0.13%, 10-15-2023	1.47
FNMA, 2.00%, 2-1-2052	1.36
U.S. Treasury Note, 0.25%, 8-31-2025	1.31
U.S. Treasury Note, 0.25%, 11-15-2023	1.08
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.43%
FFCB	0.30%	3-28-2024	$100,000	$ 94,748
FFCB	0.48	9-3-2024	70,000	65,652
FFCB	0.57	7-2-2024	180,000	169,963
FFCB	1.55	7-26-2030	270,000	229,686
FFCB	1.57	4-5-2028	590,000	527,118
FHLB	0.38	3-15-2024	610,000	580,365
FHLB	1.50	8-15-2024	10,000	9,643
FHLB	2.13	6-9-2023	70,000	69,315
FHLB	2.50	12-8-2023	750,000	739,758
FHLB	2.75	12-13-2024	10,000	9,836
FHLB	2.88	9-13-2024	60,000	59,322
FHLB	3.00	3-10-2028	10,000	9,781
FHLB	3.38	9-8-2023	30,000	29,911
FHLB	5.50	7-15-2036	180,000	214,778
FHLB	5.63	3-14-2036	10,000	11,872
FHLMC	0.25	11-6-2023	650,000	625,496
FHLMC	0.32	11-24-2023	50,000	47,916
FHLMC	0.38	7-21-2025	270,000	246,980
FHLMC	0.62	12-1-2025	460,000	416,324
FHLMC	1.50	11-1-2035	828,267	745,228
FHLMC	1.50	3-1-2037	2,436,350	2,191,061
FHLMC	1.50	6-1-2051	3,092,680	2,531,628
FHLMC	2.50	3-1-2032	1,586,358	1,520,990
FHLMC	3.00	2-1-2047	2,852,546	2,690,400
FHLMC	3.00	3-1-2048	44,728	41,984
FHLMC	3.00	6-1-2050	789,127	739,285
FHLMC	3.00	7-1-2050	2,059,784	1,929,692
FHLMC	3.00	8-1-2050	1,000,823	937,604
FHLMC	3.50	2-1-2044	5,002,994	4,874,148
FHLMC	3.50	4-1-2045	220,345	213,940
FHLMC	6.00	7-1-2040	1,222,736	1,318,621
FHLMC	6.75	3-15-2031	190,000	235,628
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	49,754
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	59,786
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	54,668	54,404
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	211,593
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	44,323
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	415,419
FHLMC Series K152 Class A1	2.83	5-25-2030	279,645	268,370
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	118,608
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	65,981
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	39,299
FNMA	0.35	8-18-2023	210,000	203,125
FNMA	0.50	11-7-2025	280,000	254,812
FNMA	0.63	4-22-2025	650,000	601,857
FNMA	1.50	2-1-2052	683,411	559,673
FNMA	2.00	6-1-2037	714,381	659,028
FNMA	2.00	6-1-2037	2,023,182	1,866,544
FNMA	2.00	1-1-2041	793,592	697,953
FNMA	2.00	2-1-2042	832,268	733,380
FNMA	2.00	2-1-2052	18,546,013	15,966,731
FNMA	2.00	2-1-2052	4,370,979	3,762,011
FNMA	2.50	2-1-2035	762,338	722,661
FNMA	2.50	11-1-2050	3,171,205	2,856,609
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.00%	12-1-2026	$1,033,976	$ 1,011,645
FNMA	3.00	12-1-2030	240,663	235,351
FNMA	3.00	1-1-2034	139,111	135,187
FNMA	3.00	8-1-2036	100,611	96,595
FNMA	3.00	2-1-2037	568,744	546,022
FNMA	3.00	8-1-2043	1,144,671	1,086,299
FNMA	3.00	11-1-2046	1,284,738	1,220,440
FNMA	3.00	12-1-2047	639,521	599,946
FNMA	3.50	4-1-2034	1,364,497	1,349,832
FNMA	3.50	1-1-2035	85,607	84,811
FNMA	3.50	4-1-2037	389,941	384,491
FNMA	3.50	6-1-2042	239,842	233,458
FNMA	3.50	7-1-2042	361,364	351,856
FNMA	3.50	9-1-2043	793,561	772,401
FNMA	3.50	3-1-2048	233,378	225,515
FNMA	4.00	6-1-2042	299,738	299,282
FNMA	4.00	8-1-2043	1,612,484	1,609,930
FNMA	4.00	12-1-2047	948,725	939,336
FNMA	4.00	2-1-2048	1,397,971	1,394,677
FNMA	4.00	6-1-2048	249,957	248,524
FNMA	4.00	8-1-2048	169,940	168,192
FNMA	4.00	2-1-2050	414,775	408,677
FNMA	4.50	5-1-2040	170,195	173,693
FNMA	4.50	2-1-2047	1,171,842	1,186,294
FNMA	4.50	4-1-2048	329,432	332,415
FNMA	4.50	8-1-2048	18,285	18,314
FNMA	5.00	1-1-2042	142,460	149,030
FNMA	5.00	6-1-2045	634,564	662,255
FNMA	5.00	7-1-2045	875,121	913,390
FNMA	5.50	9-1-2040	1,220,120	1,293,539
FNMA	6.00	5-1-2041	72,514	78,221
FNMA	6.21	8-6-2038	60,000	76,199
FNMA	6.25	5-15-2029	100,000	117,044
FNMA	7.13	1-15-2030	250,000	310,884
FNMA	7.25	5-15-2030	130,000	163,458
FNMA	2.50	1-1-2052	14,027,767	12,541,287
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	209,946
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	107,090	103,071
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	219,574	207,834
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	865,000	823,516
FNMA Series 2017-M5 Class A2 ±±	3.20	4-25-2029	57,470	55,285
FNMA Series 2018-M1 Class A2 ±±	3.09	12-25-2027	15,937	15,395
FNMA Series 2018-M13 Class A2 ±±	3.87	9-25-2030	76,287	76,168
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,770,000	1,747,271
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	201,630	193,551
GNMA %%	2.00	9-21-2052	6,495,000	5,735,263
GNMA	2.50	3-20-2052	4,754,879	4,342,393
GNMA	2.50	4-20-2052	937,737	855,600
GNMA	3.00	4-20-2045	2,214,227	2,113,948
GNMA	3.00	11-20-2045	181,252	173,040
GNMA	3.00	3-20-2046	380,229	363,020
GNMA	3.00	12-20-2049	200,628	189,102
GNMA	3.00	10-20-2050	1,411,861	1,335,816
GNMA	3.50	2-20-2045	1,103,289	1,081,319
GNMA	3.50	6-20-2045	731,337	716,365
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	3.50%	11-20-2045	$843,600	$ 824,086
GNMA	3.50	7-20-2047	184,089	179,784
GNMA	3.50	5-20-2048	51,762	50,478
GNMA	4.00	8-20-2044	481,815	480,616
GNMA	4.00	12-20-2047	1,114,167	1,111,399
TVA	2.88	2-1-2027	35,000	34,144
TVA	4.63	9-15-2060	55,000	59,488
TVA	4.65	6-15-2035	9,000	9,593
TVA	5.38	4-1-2056	50,000	60,455
TVA	5.50	6-15-2038	30,000	34,361
TVA	5.88	4-1-2036	80,000	95,332
TVA	6.75	11-1-2025	120,000	131,043
Total Agency securities (Cost $114,505,631)				109,167,766
Asset-backed securities: 0.40%
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	80,005
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-16-2024	205,000	204,965
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	179,343
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	130,124
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	49,987
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	99,552
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	63,911
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	68,543	68,538
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	90,899	90,907
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	104,780
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	28,008
Total Asset-backed securities (Cost $1,116,925)				1,100,120
Municipal obligations: 1.08%
California: 0.38%
Education revenue: 0.03%
California Series B	3.90	11-1-2047	15,000	13,859
University of California Series AD	4.86	5-15-2112	70,000	65,304
				79,163
GO revenue: 0.18%
California Build America Bonds Various Purpose	1.75	11-1-2030	110,000	92,122
California Build America Bonds Various Purpose	7.35	11-1-2039	70,000	89,416
California Build America Bonds Various Purpose	7.50	4-1-2034	100,000	127,651
California Build America Bonds Various Purpose	7.60	11-1-2040	15,000	20,250
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	6,682
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	16,352
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Unified School District Build America Bonds	5.76%	7-1-2029	$60,000	$ 64,041
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	80,000	93,367
				509,881
Health revenue: 0.06%
University of California Series AD	3.26	5-15-2060	230,000	169,310
Transportation revenue: 0.08%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	122,348
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	18,236
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	80,394
				220,978
Utilities revenue: 0.03%
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	69,999
Florida: 0.06%
Miscellaneous revenue: 0.06%
Florida Board of Administrative Finance Corporation Series A	2.15	7-1-2030	200,000	171,016
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	10,889
Illinois: 0.09%
GO revenue: 0.02%
Illinois Taxable Pension	5.10	6-1-2033	50,000	49,761
Miscellaneous revenue: 0.02%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	47,896
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	120,000	141,787
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	5,076
Massachusetts: 0.05%
GO revenue: 0.05%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	137,331
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,175
				142,506
New Jersey: 0.10%
Miscellaneous revenue: 0.04%
New Jersey EDA Series A	7.43	2-15-2029	95,000	105,263
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.06%
New Jersey Transportation Trust	6.56%	12-15-2040	$60,000	$ 69,737
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	88,450
				158,187
New York: 0.17%
Airport revenue: 0.05%
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	92,498
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	44,879
				137,377
Tax revenue: 0.12%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	184,229
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	140,621
				324,850
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	11,240
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,410
Oregon: 0.04%
Tax revenue: 0.04%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	56,707
Oregon Taxable Pension	5.76	6-1-2023	39,914	40,533
				97,240
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	5,465
Texas: 0.16%
Airport revenue: 0.05%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	130,780
GO revenue: 0.02%
Texas Transportation Commission	2.56	4-1-2042	90,000	70,787
Transportation revenue: 0.09%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	53,513
Northern Texas Tollway Authority	3.01	1-1-2043	200,000	157,313
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	42,122
				252,948
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 0.03%
Tax revenue: 0.03%
Wisconsin General Fund Annual Appropriations Series C	3.15%	5-1-2027	$80,000	$ 77,217
Total Municipal obligations (Cost $3,434,630)				2,995,026
Non-agency mortgage-backed securities: 1.39%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	23,705
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	133,296
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	19,328
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	53,298
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	37,778
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	84,521
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	103,516
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	127,475
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	282,352
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	517,548
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,807
Commercial Mortgage Trust Series 2014-UBS5 Class C ±±	4.77	9-10-2047	195,000	179,813
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.59	12-10-2047	60,000	57,276
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	58,252
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.47	10-10-2049	65,000	60,391
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	209,239
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	39,907
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	73,367
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	340,000	332,896
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	177,011
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	135,998
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	10,673	10,597
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	194,309
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	169,285	165,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	346,446
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	40,816	40,694
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31%	4-15-2048	$60,000	$ 58,185
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	269,548
Total Non-agency mortgage-backed securities (Cost $4,109,417)				3,852,066
U.S. Treasury securities: 51.74%
U.S. Treasury Bond	1.38	11-15-2040	735,000	517,084
U.S. Treasury Bond	1.63	11-15-2050	440,000	301,039
U.S. Treasury Bond	1.88	2-15-2041	315,000	241,332
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,506,724
U.S. Treasury Bond	2.00	2-15-2050	1,865,000	1,410,698
U.S. Treasury Bond	2.00	8-15-2051	2,940,000	2,208,675
U.S. Treasury Bond	2.25	5-15-2041	300,000	244,641
U.S. Treasury Bond	2.25	8-15-2046	390,000	305,297
U.S. Treasury Bond	2.38	5-15-2051	1,920,000	1,580,700
U.S. Treasury Bond	2.50	2-15-2045	555,000	458,786
U.S. Treasury Bond	2.50	2-15-2046	100,000	82,434
U.S. Treasury Bond	2.50	5-15-2046	200,000	164,805
U.S. Treasury Bond	2.75	11-15-2042	340,000	298,071
U.S. Treasury Bond	2.75	8-15-2047	270,000	234,615
U.S. Treasury Bond	2.75	11-15-2047	270,000	235,027
U.S. Treasury Bond	2.88	5-15-2043	605,000	539,206
U.S. Treasury Bond	2.88	8-15-2045	265,000	234,308
U.S. Treasury Bond	2.88	11-15-2046	265,000	234,877
U.S. Treasury Bond	2.88	5-15-2052	645,000	594,408
U.S. Treasury Bond	3.00	5-15-2042	145,000	133,247
U.S. Treasury Bond	3.00	11-15-2044	2,180,000	1,971,367
U.S. Treasury Bond	3.00	5-15-2045	105,000	94,869
U.S. Treasury Bond	3.00	11-15-2045	35,000	31,668
U.S. Treasury Bond	3.00	2-15-2047	310,000	281,180
U.S. Treasury Bond	3.00	5-15-2047	5,961,000	5,416,127
U.S. Treasury Bond	3.00	2-15-2048	435,000	398,416
U.S. Treasury Bond	3.00	2-15-2049	320,000	297,500
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,026,175
U.S. Treasury Bond	3.13	2-15-2042	2,055,000	1,932,021
U.S. Treasury Bond	3.13	2-15-2043	475,000	441,490
U.S. Treasury Bond	3.13	8-15-2044	110,000	101,720
U.S. Treasury Bond	3.13	5-15-2048	250,000	235,244
U.S. Treasury Bond	3.38	5-15-2044	20,000	19,295
U.S. Treasury Bond	3.63	8-15-2043	110,000	110,533
U.S. Treasury Bond	3.63	2-15-2044	35,000	35,105
U.S. Treasury Bond	3.75	8-15-2041	35,000	36,121
U.S. Treasury Bond	3.75	11-15-2043	350,000	358,367
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,100,816
U.S. Treasury Bond	4.25	11-15-2040	480,000	533,269
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,146,250
U.S. Treasury Bond	5.38	2-15-2031	1,735,000	2,009,482
U.S. Treasury Bond	5.50	8-15-2028	275,000	306,260
U.S. Treasury Bond	6.13	11-15-2027	245,000	276,611
U.S. Treasury Bond	6.38	8-15-2027	50,000	56,734
U.S. Treasury Bond	6.88	8-15-2025	335,000	366,184
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,758,198
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	10-15-2023	$4,220,000	$ 4,065,212
U.S. Treasury Note	0.25	11-15-2023	3,105,000	2,988,805
U.S. Treasury Note	0.25	3-15-2024	2,690,000	2,560,334
U.S. Treasury Note	0.25	5-15-2024	1,265,000	1,197,896
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,638,759
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,183,256
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,732,344
U.S. Treasury Note	0.25	8-31-2025	3,980,000	3,613,871
U.S. Treasury Note	0.25	9-30-2025	1,370,000	1,241,455
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,721,197
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,089,559
U.S. Treasury Note	0.50	3-31-2025	1,675,000	1,552,450
U.S. Treasury Note	0.50	2-28-2026	460,000	415,042
U.S. Treasury Note	0.63	7-31-2026	3,145,000	2,821,900
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,469,025
U.S. Treasury Note	0.63	12-31-2027	2,145,000	1,860,201
U.S. Treasury Note	0.63	5-15-2030	870,000	717,138
U.S. Treasury Note	0.63	8-15-2030	1,150,000	943,404
U.S. Treasury Note	0.75	11-15-2024	3,010,000	2,836,102
U.S. Treasury Note	0.75	3-31-2026	2,535,000	2,303,384
U.S. Treasury Note	0.75	4-30-2026	2,060,000	1,868,565
U.S. Treasury Note	0.75	5-31-2026	260,000	235,351
U.S. Treasury Note	0.75	8-31-2026	3,085,000	2,776,741
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,407,510
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,747,840
U.S. Treasury Note	1.00	7-31-2028	2,885,000	2,522,008
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,751,163
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,647,271
U.S. Treasury Note	1.25	3-31-2028	485,000	432,900
U.S. Treasury Note	1.25	8-15-2031	3,115,000	2,651,279
U.S. Treasury Note	1.38	8-31-2023	725,000	709,990
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,531,203
U.S. Treasury Note	1.38	11-15-2031	2,455,000	2,102,957
U.S. Treasury Note	1.50	10-31-2024	225,000	215,859
U.S. Treasury Note	1.50	8-15-2026	545,000	505,913
U.S. Treasury Note	1.50	11-30-2028	1,595,000	1,429,083
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,487,216
U.S. Treasury Note	1.63	2-15-2026	2,600,000	2,442,070
U.S. Treasury Note	1.63	5-15-2026	1,255,000	1,175,533
U.S. Treasury Note	1.63	8-15-2029	1,945,000	1,750,044
U.S. Treasury Note	1.75	6-30-2024	1,655,000	1,604,704
U.S. Treasury Note	1.88	2-15-2032	2,140,000	1,913,294
U.S. Treasury Note	2.00	2-15-2025	340,000	328,206
U.S. Treasury Note	2.00	8-15-2025	10,000	9,582
U.S. Treasury Note	2.13	11-30-2023	750,000	737,900
U.S. Treasury Note	2.13	11-30-2024	995,000	965,888
U.S. Treasury Note	2.13	5-15-2025	880,000	848,891
U.S. Treasury Note	2.25	12-31-2023	15,000	14,760
U.S. Treasury Note	2.25	10-31-2024	2,035,000	1,983,648
U.S. Treasury Note	2.25	11-15-2024	640,000	623,575
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,444,105
U.S. Treasury Note	2.25	11-15-2025	20,000	19,244
U.S. Treasury Note	2.25	11-15-2027	20,000	18,947
U.S. Treasury Note	2.38	5-15-2029	100,000	94,301
U.S. Treasury Note	2.50	8-15-2023	270,000	267,469
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.50%	4-30-2024	$2,150,000	$ 2,115,902
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,631,968
U.S. Treasury Note	2.50	2-28-2026	800,000	774,438
U.S. Treasury Note	2.63	12-31-2025	95,000	92,477
U.S. Treasury Note	2.63	2-15-2029	3,060,000	2,934,731
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,022,548
U.S. Treasury Note	2.75	2-28-2025	90,000	88,400
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,244,947
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,601,094
U.S. Treasury Note	2.75	5-31-2029	2,170,000	2,093,880
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,123,665
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,235,832
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,443,426
U.S. Treasury Note	3.13	11-15-2028	1,910,000	1,885,752
U.S. Treasury Note	6.00	2-15-2026	450,000	486,299
U.S. Treasury Note	6.25	8-15-2023	550,000	564,781
U.S. Treasury Note	6.50	11-15-2026	745,000	834,138
Total U.S. Treasury securities (Cost $157,832,108)				143,257,598
Yankee corporate bonds and notes: 3.50%
Energy: 0.14%
Oil, gas & consumable fuels: 0.14%
Equinor ASA	1.75	1-22-2026	150,000	139,196
Equinor ASA	3.00	4-6-2027	150,000	143,470
Equinor ASA	3.63	4-6-2040	40,000	35,126
Equinor ASA	4.25	11-23-2041	70,000	66,255
				384,047
Financials: 3.36%
Banks: 3.36%
African Development Bank	0.88	7-22-2026	220,000	198,489
Asian Development Bank	0.25	10-6-2023	580,000	559,409
Asian Development Bank	0.38	9-3-2025	200,000	181,710
Asian Development Bank	1.75	9-19-2029	160,000	143,329
Asian Development Bank	1.88	1-24-2030	110,000	98,669
Asian Development Bank	2.00	4-24-2026	60,000	56,805
Asian Development Bank	2.13	3-19-2025	60,000	57,841
Asian Development Bank	2.63	1-12-2027	180,000	173,890
Asian Development Bank	5.82	6-16-2028	10,000	11,166
Asian Development Bank	6.22	8-15-2027	80,000	88,920
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	320,407
European Bank for Reconstruction & Development	0.50	5-19-2025	120,000	110,381
European Investment Bank	0.25	9-15-2023	470,000	454,034
European Investment Bank	0.63	7-25-2025	160,000	147,075
European Investment Bank	0.88	5-17-2030	50,000	41,830
European Investment Bank	1.25	2-14-2031	170,000	144,567
European Investment Bank	1.88	2-10-2025	20,000	19,204
European Investment Bank	2.25	6-24-2024	640,000	625,687
European Investment Bank	3.25	1-29-2024	20,000	19,907
Inter-American Development Bank	0.88	4-20-2026	470,000	427,077
Inter-American Development Bank	1.13	7-20-2028	280,000	244,758
Inter-American Development Bank	2.00	6-2-2026	260,000	245,763
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Inter-American Development Bank	2.13%	1-15-2025	$150,000	$ 145,002
Inter-American Development Bank	2.38	7-7-2027	30,000	28,516
Inter-American Development Bank	3.13	9-18-2028	50,000	48,917
Inter-American Development Bank	4.38	1-24-2044	60,000	64,331
Inter-American Development Bank	7.00	6-15-2025	50,000	54,303
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	200,562
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	372,279
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	105,876
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	28,828
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	164,112
International Bank for Reconstruction & Development	1.88	6-19-2023	30,000	29,609
International Bank for Reconstruction & Development	2.50	3-19-2024	260,000	255,856
International Bank for Reconstruction & Development	2.50	7-29-2025	350,000	339,438
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	352,606
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	64,913
International Finance Corporation	1.38	10-16-2024	100,000	95,624
International Finance Corporation	2.13	4-7-2026	100,000	95,122
KfW ¤	0.00	4-18-2036	80,000	49,873
KfW ¤	0.00	6-29-2037	50,000	29,882
KfW	0.50	9-20-2024	540,000	507,585
KfW	0.63	1-22-2026	190,000	172,284
KfW	0.75	9-30-2030	260,000	211,705
KfW	2.00	5-2-2025	40,000	38,367
KfW	2.88	4-3-2028	410,000	397,165
Korea Development Bank	3.38	9-16-2025	210,000	205,731
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,316
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	28,900
Landwirtschaftliche Rentenbank	3.13	11-14-2023	200,000	198,834
Oesterreichische Kontrollbank AG	1.50	2-12-2025	210,000	199,605
Swedish Export Credit ¤	0.00	5-11-2037	65,000	34,938
Swedish Export Credit	0.25	9-29-2023	220,000	212,015
Swedish Export Credit	0.50	8-26-2025	200,000	181,767
				9,294,779
Total Yankee corporate bonds and notes (Cost $10,480,301)				9,678,826
Yankee government bonds: 2.28%
Canada Government	1.63	1-22-2025	235,000	224,378
Export Development Canada	2.63	2-21-2024	200,000	197,143
Export-Import Bank of Korea	2.88	1-21-2025	400,000	389,169
Japan Bank for International Cooperation	0.38	9-15-2023	360,000	347,476
Japan Bank for International Cooperation	2.38	4-20-2026	320,000	302,724
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	340,922
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	76,771
Oriental Republic of Uruguay	4.50	8-14-2024	10,000	10,135
Oriental Republic of Uruguay	4.98	4-20-2055	90,000	90,455
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	35,688
Province of Alberta	1.88	11-13-2024	210,000	201,931
Province of British Columbia	7.25	9-1-2036	100,000	130,811
Province of Manitoba	3.05	5-14-2024	150,000	148,419
Province of Ontario	2.00	10-2-2029	90,000	80,344
Province of Ontario	2.30	6-15-2026	70,000	66,135
Province of Ontario	2.50	4-27-2026	70,000	66,792
Province of Ontario	3.20	5-16-2024	5,000	4,963
Province of Quebec	2.50	4-9-2024	70,000	68,785
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of Quebec	2.50%	4-20-2026	$75,000	$ 71,703
Republic of Chile	3.24	2-6-2028	210,000	195,524
Republic of Chile	3.63	10-30-2042	175,000	135,675
Republic of Hungary	5.38	3-25-2024	19,000	19,098
Republic of Hungary	7.63	3-29-2041	50,000	57,617
Republic of Indonesia	4.10	4-24-2028	225,000	225,144
Republic of Indonesia	4.35	1-11-2048	205,000	184,789
Republic of Italy	2.88	10-17-2029	415,000	353,445
Republic of Panama	2.25	9-29-2032	200,000	155,458
Republic of Panama	9.38	4-1-2029	185,000	225,659
Republic of Peru	2.84	6-20-2030	180,000	156,359
Republic of Peru	3.23	7-28-2121	75,000	46,791
Republic of Peru	5.63	11-18-2050	200,000	207,950
Republic of Philippines	3.70	2-2-2042	215,000	184,866
Republic of Philippines	9.50	2-2-2030	55,000	72,697
Republic of Philippines	10.63	3-16-2025	55,000	64,234
Republic of Poland	3.25	4-6-2026	10,000	9,820
State of Israel	3.38	1-15-2050	200,000	166,250
State of Israel	5.50	12-4-2023	120,000	122,778
State of Israel	5.50	9-18-2033	6,000	6,954
United Mexican States	3.60	1-30-2025	200,000	198,852
United Mexican States	4.35	1-15-2047	225,000	175,927
United Mexican States	4.50	1-31-2050	260,000	205,676
United Mexican States	4.75	3-8-2044	54,000	45,747
United Mexican States	5.55	1-21-2045	80,000	74,737
United Mexican States	5.75	10-12-2110	163,000	139,305
United Mexican States	6.05	1-11-2040	40,000	40,040
Total Yankee government bonds (Cost $7,189,743)				6,326,136

		Yield	Shares
Short-term investments: 11.23%
Investment companies: 11.23%
Allspring Government Money Market Fund Select Class ♠∞##		2.09	31,086,054	31,086,054
Total Short-term investments (Cost $31,086,054)				31,086,054
Total investments in securities (Cost $329,754,809)	111.05%			307,463,592
Other assets and liabilities, net	(11.05)			(30,598,340)
Total net assets	100.00%			$276,865,252

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$100,859,173	$128,487,821	$(198,260,940)	$0	$0	$31,086,054	31,086,054	$208,325
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $298,668,755)	$ 276,377,538
Investments in affiliated securities, at value (cost $31,086,054)	31,086,054
Receivable for investments sold	60,324,373
Receivable for interest	993,692
Prepaid expenses and other assets	306
Total assets	368,781,963
Liabilities
Payable for when-issued transactions	65,710,192
Payable for investments purchased	26,154,788
Advisory fee payable	1,906
Accrued expenses and other liabilities	49,825
Total liabilities	91,916,711
Total net assets	$276,865,252
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  15

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Interest	$ 3,319,224
Income from affiliated securities	208,325
Total investment income	3,527,549
Expenses
Advisory fee	102,903
Custody and accounting fees	15,799
Professional fees	35,330
Interest holder report expenses	9,721
Trustees’ fees and expenses	11,153
Other fees and expenses	7,932
Total expenses	182,838
Less: Fee waivers and/or expense reimbursements	(75,819)
Net expenses	107,019
Net investment income	3,420,530
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(20,742,036)
Net change in unrealized gains (losses) on investments	(16,120,977)
Net realized and unrealized gains (losses) on investments	(36,863,013)
Net decrease in net assets resulting from operations	$(33,442,483)
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 3,420,530	$ 6,805,107
Net realized losses on investments	(20,742,036)	(430,367)
Net change in unrealized gains (losses) on investments	(16,120,977)	(20,174,634)
Net decrease in net assets resulting from operations	(33,442,483)	(13,799,894)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	38,375,852	98,689,236
Withdrawals	(263,191,977)	(136,927,823)
Net decrease in net assets resulting from capital transactions	(224,816,125)	(38,238,587)
Total decrease in net assets	(258,258,608)	(52,038,481)
Net assets
Beginning of period	535,123,860	587,162,341
End of period	$ 276,865,252	$ 535,123,860
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  17

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(7.05)%	(2.47)%	0.52%	10.34%	3.23%	(1.39)%
Ratios to average net assets (annualized)
Gross expenses	0.09%	0.07%	0.07%	0.07%	0.08%	0.08%
Net expenses	0.05% *	0.05% *	0.05% *	0.06%	0.07%	0.07%
Net investment income	1.66%	1.18%	1.57%	2.32%	2.38%	2.03%
Supplemental data
Portfolio turnover rate	129%	209%	114%	46%	72%	221%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.04%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Bloomberg US Aggregate ex-Corporate Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

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Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $329,664,964 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 94,266
Gross unrealized losses	(22,295,638)
Net unrealized losses	$(22,201,372)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 109,167,766	$0	$ 109,167,766
Asset-backed securities	0	1,100,120	0	1,100,120
Municipal obligations	0	2,995,026	0	2,995,026
Non-agency mortgage-backed securities	0	3,852,066	0	3,852,066
U.S. Treasury securities	143,257,598	0	0	143,257,598
Yankee corporate bonds and notes	0	9,678,826	0	9,678,826
Yankee government bonds	0	6,326,136	0	6,326,136
Short-term investments
Investment companies	31,086,054	0	0	31,086,054
Total assets	$174,343,652	$133,119,940	$0	$307,463,592
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

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Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$464,897,610	$51,172,681	$676,045,847	$46,155,639
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  21

Notes to financial statements (unaudited)
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring
Emerging Markets Bond Portfolio

Allspring Emerging Markets Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments (UK) Limited
Allspring Global Investments, LLC
Portfolio managers	Richard Bishop, CFA®‡, Manjunath Boraiah, Michael Lee, Limin Xiao, CFA®‡, Ph.D.
Ten largest holdings (%) as of August 31, 2022[1]
Qatar Government, 4.63%, 6-2-2046	3.30
State Grid Overseas Investment (2014) Limited, 4.13%, 5-7-2024	2.91
Oman Government, 6.50%, 3-8-2047	2.53
Dominican Republic, 5.95%, 1-25-2027	2.47
Petronas Capital Limited Bhd, 4.50%, 3-18-2045	2.16
Republic of Panama, 4.50%, 5-15-2047	2.03
Oriental Republic of Uruguay, 5.10%, 6-18-2050	1.66
Republic of Philippines, 5.50%, 3-30-2026	1.53
Qatar Government, 4.00%, 3-14-2029	1.48
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 2-20-2029	1.47
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 22.72%
Chile: 1.46%
Codelco Incorporated (Materials, Metals & mining)	4.25%	7-17-2042	$250,000	$ 201,854
China: 5.72%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	195,814
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	401,515
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	192,622
				789,951
Indonesia: 2.46%
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	192,905
PT Perusahaan Listrik Negara Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	146,750
				339,655
Kazakhstan: 1.19%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	164,336
Malaysia: 3.55%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	191,792
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	297,856
				489,648
Mexico: 1.58%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	18,187
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	18,777
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	19,152
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	110,000	69,367
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	50,000	31,381
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	90,000	62,010
				218,874
Peru: 1.15%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	159,412
Saudi Arabia: 1.39%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	191,281
South Africa: 1.37%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	189,148
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
United Arab Emirates: 2.85%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60%	11-2-2047	$200,000	$ 196,100
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.00	4-19-2024	200,000	197,500
				393,600
Total Yankee corporate bonds and notes (Cost $3,533,560)				3,137,759
Yankee government bonds: 74.37%
Abu Dhabi Government	3.88	4-16-2050	200,000	181,271
Arab Republic of Egypt	5.88	6-11-2025	200,000	174,620
Arab Republic of Egypt	8.70	3-1-2049	200,000	126,852
Arab Republic of Egypt	8.75	9-30-2051	200,000	126,430
Dominican Republic	5.88	1-30-2060	200,000	141,338
Dominican Republic	5.95	1-25-2027	350,000	341,803
Federative Republic of Brazil	4.50	5-30-2029	200,000	185,604
Federative Republic of Brazil	4.63	1-13-2028	200,000	191,700
Federative Republic of Brazil	5.00	1-27-2045	200,000	153,896
Federative Republic of Brazil	7.13	1-20-2037	15,000	15,644
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	136,031
Kingdom of Bahrain	6.75	9-20-2029	200,000	196,992
Kingdom of Bahrain	7.00	10-12-2028	200,000	201,162
Lebanese Republic †	6.60	11-27-2026	250,000	16,300
Lebanese Republic †	6.65	2-26-2030	50,000	3,438
Lebanese Republic †	7.05	11-2-2035	200,000	13,040
Oman Government	4.75	6-15-2026	200,000	194,317
Oman Government	6.50	3-8-2047	400,000	349,614
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	100,506
Oriental Republic of Uruguay	5.10	6-18-2050	225,000	229,423
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	202,750
Qatar Government	4.00	3-14-2029	200,000	203,802
Qatar Government	4.63	6-2-2046	450,000	455,686
Republic of Angola	8.25	5-9-2028	200,000	173,220
Republic of Argentina øø	1.50	7-9-2030	100,000	23,750
Republic of Argentina øø	1.50	7-9-2035	175,000	39,352
Republic of Argentina øø	3.50	7-9-2041	145,000	38,044
Republic of Argentina øø	3.88	1-9-2038	215,000	60,240
Republic of Chile	3.13	1-21-2026	200,000	191,421
Republic of Chile	3.86	6-21-2047	200,000	159,836
Republic of Colombia	4.13	5-15-2051	200,000	118,370
Republic of Colombia	4.50	1-28-2026	200,000	189,085
Republic of Colombia	7.38	9-18-2037	150,000	142,249
Republic of Ecuador øø	2.50	7-31-2035	200,000	76,962
Republic of Ecuador øø	5.50	7-31-2030	100,000	52,593
Republic of El Salvador	5.88	1-30-2025	20,000	9,952
Republic of El Salvador	7.65	6-15-2035	60,000	20,657
Republic of Ghana	6.38	2-11-2027	200,000	86,000
Republic of Ghana	8.13	1-18-2026	200,000	121,820
Republic of Guatemala	4.38	6-5-2027	200,000	193,866
Republic of Hungary	5.38	3-25-2024	200,000	201,032
Republic of Hungary	7.63	3-29-2041	80,000	92,188
Republic of Iraq	5.80	1-15-2028	171,875	143,045
Republic of Jamaica	8.00	3-15-2039	100,000	118,169
Republic of Kazakhstan	6.50	7-21-2045	200,000	201,140
Republic of Kenya	6.88	6-24-2024	200,000	174,016
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee government bonds: 74.37% (continued)
Republic of Nigeria		7.63%	11-21-2025	$200,000	$ 177,078
Republic of Nigeria		7.63	11-28-2047	200,000	122,500
Republic of Panama		3.87	7-23-2060	200,000	137,693
Republic of Panama		4.50	5-15-2047	350,000	280,444
Republic of Peru		2.78	12-1-2060	20,000	12,466
Republic of Peru		3.55	3-10-2051	40,000	29,790
Republic of Peru		4.13	8-25-2027	100,000	98,021
Republic of Peru		5.63	11-18-2050	100,000	103,975
Republic of Philippines		2.65	12-10-2045	200,000	144,147
Republic of Philippines		3.70	2-2-2042	200,000	171,968
Republic of Philippines		5.50	3-30-2026	200,000	211,558
Republic of Poland		4.00	1-22-2024	40,000	39,918
Republic of South Africa		6.25	3-8-2041	200,000	163,712
Republic of Sri Lanka		6.35	6-28-2024	200,000	65,989
Republic of Turkey		4.88	10-9-2026	200,000	166,158
Republic of Turkey		5.60	11-14-2024	200,000	183,990
Republic of Turkey		6.63	2-17-2045	200,000	134,964
Republic of Turkey		7.38	2-5-2025	180,000	171,115
Republic of Venezuela †		6.00	12-9-2020	225,000	15,750
Republic of Venezuela †		7.00	3-31-2038	200,000	16,500
Romania Government		4.00	2-14-2051	150,000	103,436
Romania Government		4.88	1-22-2024	60,000	60,186
Romania Government		5.13	6-15-2048	140,000	115,410
Saudi Government		3.63	3-4-2028	200,000	198,784
Saudi Government		4.50	10-26-2046	200,000	186,620
Trinidad & Tobago Government		4.50	8-4-2026	200,000	197,678
United Mexican States		3.25	4-16-2030	200,000	178,259
United Mexican States		4.75	3-8-2044	40,000	33,887
United Mexican States		5.55	1-21-2045	20,000	18,684
United Mexican States		6.05	1-11-2040	20,000	20,020
United Mexican States		6.75	9-27-2034	130,000	142,959
Total Yankee government bonds (Cost $12,912,902)					10,272,885
Total investments in securities (Cost $16,446,462)	97.09%				13,410,644
Other assets and liabilities, net	2.91				401,975
Total net assets	100.00%				$13,812,619

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Investments in affiliates no longer held at end of period
Allspring Government Money Market Fund Select Class	$783,628	$13,704,631	$(14,488,259)	$0	$0	$0	0	$4,555
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Emerging Markets Bond Portfolio

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $16,446,462)	$ 13,410,644
Foreign currency, at value (cost $3)	3
Receivable for interest	236,152
Receivable for investments sold	227,497
Receivable from adviser	6,329
Prepaid expenses and other assets	175
Total assets	13,880,800
Liabilities
Professional fees payable	25,065
Overdraft due to custodian bank	24,878
Interest holder report expenses payable	10,499
Custody and accounting fees payable	5,112
Trustees’ fees and expenses payable	2,611
Accrued expenses and other liabilities	16
Total liabilities	68,181
Total net assets	$13,812,619
The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Interest	$ 712,448
Income from affiliated securities	4,555
Total investment income	717,003
Expenses
Advisory fee	30,999
Custody and accounting fees	6,685
Professional fees	35,292
Interest holder report expenses	13,114
Trustees’ fees and expenses	11,153
Other fees and expenses	1,733
Total expenses	98,976
Less: Fee waivers and/or expense reimbursements	(64,501)
Net expenses	34,475
Net investment income	682,528
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(3,844,051)
Net change in unrealized gains (losses) on investments	652,525
Net realized and unrealized gains (losses) on investments	(3,191,526)
Net decrease in net assets resulting from operations	$(2,508,998)
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Emerging Markets Bond Portfolio

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 682,528	$ 1,612,596
Net realized losses on investments	(3,844,051)	(819,137)
Net change in unrealized gains (losses) on investments	652,525	(3,305,043)
Net decrease in net assets resulting from operations	(2,508,998)	(2,511,584)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	3,690,556	10,033,276
Withdrawals	(20,456,208)	(11,352,841)
Net decrease in net assets resulting from capital transactions	(16,765,652)	(1,319,565)
Total decrease in net assets	(19,274,650)	(3,831,149)
Net assets
Beginning of period	33,087,269	36,918,418
End of period	$ 13,812,619	$ 33,087,269
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  9

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(9.72)%	(7.29)%	(0.31)%	8.59%	2.84%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.62%	0.54%	0.51%	0.44%	0.44%
Net expenses	0.28% *	0.28% *	0.29% *	0.35%	0.40%	0.43%
Net investment income	5.50%	4.41%	4.37%	4.95%	4.70%	4.19%
Supplemental data
Portfolio turnover rate	6%	25%	31%	36%	38%	174%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.52%
Year ended February 28, 2022	0.34%
Year ended February 28, 2021	0.25%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Markets Bond Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Allspring Emerging Markets Bond Portfolio  |  11

Notes to financial statements (unaudited)
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $16,571,800 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 20,484
Gross unrealized losses	(3,181,640)
Net unrealized losses	$(3,161,156)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$ 3,137,759	$0	$ 3,137,759
Yankee government bonds	0	10,272,885	0	10,272,885
Total assets	$0	$13,410,644	$0	$13,410,644
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

12  |  Allspring Emerging Markets Bond Portfolio

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited, ("Allspring UK"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary ofAllspring Global Investments Holdings, LLC, is also a subadviser to the Portfolio and is entitled to receive a fee from Allspring UK at an annual rate starting at 0.0045% and declining to 0.0035% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $1,375,522 and $16,461,969, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

Allspring Emerging Markets Bond Portfolio  |  13

Notes to financial statements (unaudited)
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

14  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

16  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

18  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Emerging Markets Bond Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Factor Enhanced Emerging
Markets Equity Portfolio

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of August 31, 2022[1]
Taiwan Semiconductor Manufacturing Company Limited	6.18
Tencent Holdings Limited	3.86
Samsung Electronics Company Limited	3.13
Alibaba Group Holding Limited	2.75
Meituan Dianping	1.32
Reliance Industries Limited	1.32
JD.com Incorporated Class A	1.08
Infosys Limited	0.99
Baidu Incorporated Class A	0.81
Vale SA	0.78
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.
Country allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 93.38%
Brazil: 3.53%
Ambev SA (Consumer staples, Beverages)	30,800	$ 90,404
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	31,800	99,879
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	16,500	62,639
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	103,100	234,841
Banco BTG Pactual SA (Financials, Capital markets)	1,600	7,827
Banco do Brasil SA (Financials, Banks)	19,800	158,669
Banco Santander Brasil SA (Financials, Banks)	7,500	42,341
BB Seguridade Participacoes SA (Financials, Insurance)	50,200	272,885
CCR SA (Industrials, Transportation infrastructure)	100	265
Centrais Electricas Brasileiras SA (Utilities, Electric utilities)	14,200	125,858
Cia Siderurgica Nacional SA (Materials, Metals & mining)	27,300	72,417
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	9,400	88,807
CPFL Energia SA (Utilities, Electric utilities)	15,400	103,517
Energisa SA (Utilities, Electric utilities)	11,700	95,109
Engie Brasil Energia SA (Utilities, Energy equipment & services)	3,500	27,247
Equatorial Energia SA (Utilities, Electric utilities)	7,600	35,324
Hypermarcas SA (Health care, Pharmaceuticals)	6,700	55,468
JBS SA (Consumer staples, Food products)	36,000	204,759
Klabin SA (Materials, Containers & packaging)	27,800	100,622
Localiza Rent A Car SA (Industrials, Road & rail)	10,760	125,793
Natura & Company Holding SA (Consumer staples, Personal products)	5,200	14,413
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	71,600	511,566
Raia Drogasil SA (Consumer staples, Food & staples retailing)	7,600	31,788
Suzano Papel e Celulose SA (Materials, Paper & forest products)	11,600	98,688
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	14,955	118,262
TIM SA (Communication services, Wireless telecommunication services)	33,100	75,268
Totvs SA (Information technology, Software)	4,100	22,500
Vale SA (Materials, Metals & mining)	71,800	890,185
Vibra Energia SA (Consumer discretionary, Specialty retail)	42,300	149,283
WEG SA (Industrials, Electrical equipment)	17,900	97,338
		4,013,962
Chile: 0.49%
Banco de Chile (Financials, Banks)	1,490,683	141,426
Banco de Credito e Inversiones (Financials, Banks)	3,216	94,731
Banco Santander Chile SA (Financials, Banks)	2,643,121	106,167
Cencosud SA (Consumer staples, Food & staples retailing)	60,764	84,951
Empresas CMPC SA (Materials, Paper & forest products)	26,003	49,322
Falabella SA (Consumer discretionary, Multiline retail)	31,335	73,840
		550,437
China: 31.03%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	522	8,342
3SBio Incorporated (Health care, Biotechnology) 144A	430,000	285,889
A Living Services Company Limited Class H (Real estate, Real estate management & development) 144A	10,500	10,816
Agricultural Bank of China Limited Class H (Financials, Banks)	269,000	87,899
Airtac International Group (Industrials, Machinery)	4,000	107,256
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	261,800	3,123,416
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Aluminum Corporation of China Limited Class A (Materials, Metals & mining)	29,000	$ 18,860
Aluminum Corporation of China Limited Class H (Materials, Metals & mining)	485,334	179,336
Amlogic Shanghai Company Limited (Industrials, Semiconductors & semiconductor equipment)	4,955	61,722
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	51,500	196,259
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	11,013	168,157
Anhui Kouzi Distillery Company Limited Class A (Consumer discretionary, Beverages)	5,400	39,491
Anhui Yingjia Distillery Company Limited Class A (Consumer staples, Beverages)	15,100	116,930
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,000	12,042
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	15,300	39,933
Asia Potash International Investment Guangzhou Company Limited (Materials, Chemicals)	8,500	41,699
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & defense)	174,000	84,692
Avicopter plc Class A (Industrials, Aerospace & defense)	4,300	26,238
Baidu Incorporated Class A (Communication services, Interactive media & services) †	51,650	921,982
Bank of Chengdu Company Limited Class A (Financials, Banks)	38,700	87,826
Bank of China Limited Class H (Financials, Banks)	1,827,000	637,565
Bank of Communications Company Limited Class A (Financials, Banks)	35,900	23,815
Bank of Communications Company Limited Class H (Financials, Banks)	374,000	213,094
Bank of Nanjing Company Limited Class A (Financials, Banks)	13,700	21,069
BBMG Corporation (Materials, Building products)	51,200	19,414
Beijing Easpring Material Technology Company Limited Class A (Industrials, Energy equipment & services)	2,100	23,769
Beijing Shiji Information Technology Company Limited Class A (Information technology, Software)	14,700	27,743
Beijing United Information Technology Company Limited Class A (Industrials, Trading companies & distributors)	1,390	19,922
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	5,925	109,709
Beijing Yuanliu Hongyuan Electronic Technology Company Class A (Information technology, Electronic equipment, instruments & components)	907	15,552
Bilibili Incorporated (Communication services, Entertainment)	1,880	46,759
Bloomage Biotechnology Company Limited (Health care, Biotechnology)	3,642	75,136
BYD Company Limited Class H (Consumer discretionary, Automobiles)	10,500	323,561
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	849,000	201,915
Chacha Food Company Limited Class A (Consumer staples, Food products)	10,800	73,986
Chengtun Mining Group Class A (Materials, Metals & mining)	12,200	12,634
Chifeng Jilong Gold Mining Company Limited Class A (Materials, Metals & mining)	10,600	29,785
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	1,165,000	159,981
China CITIC Bank Class H (Financials, Banks)	553,000	237,077
China Coal Energy Company Limited H Shares (Energy, Oil, gas & consumable fuels)	157,000	139,615
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	310,000	133,113
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
China Construction Bank Class A (Financials, Banks)	68,000	$ 54,359
China Construction Bank Class H (Financials, Banks)	1,204,000	744,292
China Evergrande Group (Real estate, Real estate management & development) ♦	83,000	9,661
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	413,500	226,067
China Hongqiao Group Limited (Materials, Metals & mining)	109,000	105,693
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	56,000	98,521
China Jushi Company Limted (Materials, Building products)	7,400	15,425
China Life Insurance Company Limited Class H (Financials, Insurance)	165,000	236,564
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	96,000	155,056
China Medical System Holding Limited (Health care, Pharmaceuticals)	3,000	4,440
China Meheco Group Limited (Health care, Health care equipment & supplies)	16,600	30,749
China Merchants Bank Company Limited Class H (Financials, Banks)	66,000	337,531
China Molybdenum Company Limited Class H (Materials, Metals & mining)	219,000	97,656
China National Building Material Company Limited Class H (Materials, Construction materials)	158,000	149,195
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	130,000	135,022
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	422,000	198,443
China Railway Group Limited H Shares (Industrials, Construction & engineering)	316,000	180,908
China Resources Cement Holdings Limited (Materials, Construction materials)	98,000	60,408
China Resources Land Limited (Real estate, Real estate management & development)	62,000	253,843
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	22,300	127,394
China Shenhua Energy Company Limited (Energy, Oil, gas & consumable fuels)	3,100	13,613
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	105,500	330,877
China State Construction International Holdings (Industrials, Construction & engineering)	80,000	92,372
China Suntien Green Energy H Shares (Energy, Oil, gas & consumable fuels)	7,000	3,139
China Tourism Group (Consumer discretionary, Hotels, restaurants & leisure)	1,200	33,904
China Tower Corporation Limited H Shares (Communication services, Diversified telecommunication services) 144A	710,000	88,535
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	41,400	80,822
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	26,000	90,223
China Zhenhua (Group) Science & Technology Company Limited Class A (Information technology, Electronic equipment, instruments & components)	6,900	111,856
Chinasoft International Limited (Information technology, IT services)	16,000	12,507
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	9,200	125,069
CIFI Ever Sunshine Services Group Limited (Real estate, Real estate management & development)	32,000	19,667
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	446,400	112,981
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure)	129,175	$ 192,840
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	222,000	143,651
CRRC Corporation Limited H Shares (Industrials, Machinery)	477,000	178,345
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	44,640	114,323
Dali Foods Group Company Limited (Consumer staples, Food products) 144A	32,500	14,857
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	39,100	36,529
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment)	711	47,402
Dong E E Jiao Company Limited Class A (Health care, Pharmaceuticals)	3,800	18,807
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	286,000	181,338
Dongyue Group (Materials, Chemicals)	103,000	115,601
ENN Energy Holdings Limited (Utilities, Gas utilities)	5,300	76,995
Fangda Carbon New Material Company Limited Class A (Information technology, Electronic equipment, instruments & components)	30,800	31,028
Flat Glass Group Company Limited Class H (Information technology, Semiconductors & semiconductor equipment)	38,000	125,160
Fuyao Glass Industry Group Company Limited Class H (Consumer discretionary, Auto components)	9,600	45,810
Ganfeng Lithium Company Limited H (Materials, Metals & mining) 144A	2,600	22,842
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	3,100	127,766
GCL System Integration Technology Company Limited (Energy, Independent power & renewable electricity producers)	32,300	17,120
GD Power Development Company Limited Class A (Utilities, Independent power & renewable electricity producers)	41,500	26,091
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	49,000	98,452
Giant Network Group Company Limited Class A (Information technology, Software)	58,600	72,866
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	47,500	71,266
Greentown China Holdings Limited (Real estate, Real estate management & development)	33,000	62,264
Greentown Service Group Company Limited (Real estate, Real estate management & development)	58,000	41,902
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	226,400	194,661
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	12,800	50,439
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	1,200	11,578
Haier Smart Home Company Limited Class A (Consumer discretionary, Household durables)	12,500	46,672
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	70,200	229,343
Hangzhou First Applied Material Company Limited (Industrials, Building products)	1,120	10,474
Hangzhou Tigermed (Health care, Pharmaceuticals)	4,100	64,105
Hangzhou Tigermed Consulting Company Limited Class H (Health care, Health care providers & services) 144A	18,800	186,136
Henan Shuanghui Investment & Development Company Limited Class A (Consumer staples, Food products)	26,900	104,353
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Hengan International Group Company Limited (Consumer staples, Personal products)	18,500	$ 88,532
HengTen Networks Group Limited (Consumer discretionary, Internet & direct marketing retail)	240,000	60,904
Hithink RoyalFlush Information Network Company Limited Class A (Financials, Capital markets)	1,900	23,335
Hongfa Technology Company Limited Class A (Industrials, Machinery)	4,340	23,622
Hoshine Silicon Industry Company Limited Class A (Materials, Chemicals)	700	11,345
Huadian Power International Corporation Limited Class A (Utilities, Independent power & renewable electricity producers)	7,900	6,232
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	13,000	79,110
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	15,300	43,642
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	245,334	125,382
Huaxin Cement Company Limited Class A (Materials, Construction materials)	22,600	56,785
Huayu Automotive Systems Company Limited Class A (Consumer discretionary, Auto components)	7,600	20,510
Hubei Xingfa Chemicals Group Company Limited Class A (Materials, Chemicals)	14,400	80,364
Hundsun Technologies Incorporated Class A (Information technology, Software)	4,940	23,992
IMEIK Technology Development Limited Class A (Health care, Biotechnology)	1,600	129,099
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,114,000	565,960
Industrial Bank Company Limited (Financials, Banks)	2,500	6,179
Inner Mongilia Junzheng Energy & Chemical Industry Group Company Limited Class A (Materials, Chemicals)	94,800	59,680
Inner Mongolia ERDOS Resources Company Limited (Materials, Textiles, apparel & luxury goods)	36,700	93,642
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, gas & consumable fuels)	147,200	247,730
Inner Mongolia Yuan Xing Energy Company Limited Class A (Materials, Chemicals)	68,700	84,348
Intco Medical Technology Company Limited Class A (Health care, Health care equipment & supplies)	14,560	46,244
JA Solar Technology Company Limited Class A (Industrials, Construction materials)	5,960	56,350
Jason Furniture Hangzhou Company (Consumer discretionary, Household durables)	11,000	76,989
JD Health International Incorporated (Consumer discretionary, Internet & direct marketing retail) 144A	4,050	27,899
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	38,685	1,224,579
Jiang King's Luck Brewery Company Limited (Consumer staples, Beverages)	3,300	22,066
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	140,000	119,911
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	1,300	21,418
Jiangsu Zhongtian Technologies Company Limited (Communication services, Communications equipment)	31,900	102,467
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	44,000	54,040
Jiangxi Special Electric Motor Company Limited (Consumer discretionary, Automobiles)	19,700	63,032
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	31,000	60,989
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Joincare Pharmaceutical Group Industry Company Limited Class A (Health care, Pharmaceuticals)	25,400	$ 40,121
Jointown Pharmaceutical Group Company Limited Class A (Health care, Pharmaceuticals)	11,400	19,613
Jonjee Hi-Tech Industrial & Commercial Holding Company Limited Class A (Consumer staples, Food products)	4,000	19,900
Kuaishou Technology (Communication services, Media) 144A	16,900	146,430
Kunlun Energy Company Limited (Utilities, Gas utilities)	166,000	144,541
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	1,000	278,530
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	180,000	148,250
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	31,000	282,358
Livzon Pharmaceutical Group Incorporated Class A (Health care, Pharmaceuticals)	4,100	18,572
Logan Property Holdings Company Limited (Real estate, Real estate management & development) ♦	26,000	2,836
Longfor Properties Company Limited (Real estate, Real estate management & development)	1,000	3,246
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	4,200	30,964
Luxi Chemical Group Company Limited Class A (Materials, Chemicals)	6,800	13,547
Luzhou Laojio Company Limited (Materials, Construction materials)	1,100	37,257
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	62,600	1,503,477
Ming Yang Smart Energy Group Limited (Energy, Independent power & renewable electricity producers)	2,000	7,744
Montage Technology Company Limited Class A (Industrials, Electronic equipment, instruments & components)	2,586	20,744
Netease Incorporated (Communication services, Entertainment)	35,200	628,580
New Oriental Education & Technology Group Incorporated (Information technology, IT services)	59,400	171,458
Ninbo Orient Wires & Cables Company Limited (Industrials, Electrical equipment)	19,900	206,174
Nongfu Spring Company Limited Class H (Consumer staples, Beverages) 144A	12,000	71,350
North Industries Group Red Arrow Company Limited Class A (Industrials, Machinery)	14,300	63,140
OFILM Group Company Limited Class A (Information technology, Electronic equipment, instruments & components)	73,700	68,268
Orient Overseas (International) Limited (Industrials, Marine)	6,500	181,187
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining)	36,500	30,251
Parade Technologies Limited (Information technology, Semiconductors & semiconductor equipment)	6,000	167,962
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	972,000	300,410
Perfect World Company Limited Class A (Information technology, Software)	11,400	24,362
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	496,000	230,649
Pharmaron Beijing Company Limited Class A (Health care, Life sciences tools & services)	950	9,360
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	18,550	122,702
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	322,000	348,285
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail)	2,550	181,815
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Ping An Insurance Group Company Class H (Financials, Insurance)	56,000	$ 329,372
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	296,000	176,703
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	6,940	160,823
Sailun Group Company Limited Class A (Consumer discretionary, Auto components)	10,100	16,597
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	51,000	52,829
Seazen Group Limited (Real estate, Real estate management & development)	340,000	112,861
SG Micro Corporation Class A (Information technology, Semiconductors & semiconductor equipment)	150	3,463
Shaanxi Coal Industry Company Limited (Materials, Chemicals)	4,400	14,041
Shandong Buchang Pharmaceuticals Company Limited Class A (Health care, Biotechnology)	14,300	37,195
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	3,089	13,037
Shanghai Baosight Software Company Limited Class A (Information technology, Software)	5,243	28,772
Shanghai Baosight Software Company Limited Class B (Information technology, Software)	119,717	362,578
Shanghai International Port (Group) Company Limited Class A (Industrials, Transportation infrastructure)	17,700	13,852
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	155,454	129,504
Shanghai Medicilon Incorporated Class A (Health care, Life sciences tools & services)	3,995	185,781
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	21,800	54,532
Shenzhen New Industries Biomedical Engineering Company Limited Class A (Health care, Health care equipment & supplies)	2,800	14,488
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	11,200	34,689
Sichuan Hebang Biotechnology Company Limited Class A (Materials, Chemicals)	189,800	103,407
Sichuan Kelun Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	3,600	11,183
Sichuan Swellfun Company Limited Class A (Consumer staples, Beverages)	400	4,221
Sieyuan Electric Company Limited Class A (Industrials, Electrical equipment)	6,900	40,822
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	211,100	96,349
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	99,200	220,997
Songcheng Performance Development Company Limited (Industrials, Professional services)	72,200	132,304
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	4,800	65,532
Suzhou Dongshan Precision Manufacturing Company Limited (Industrials, Electronic equipment, instruments & components)	9,800	36,552
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	20,100	71,921
Tencent Holdings Limited (Communication services, Interactive media & services)	106,200	4,389,325
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	1,100	19,487
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Tibet Summit Resources Company Limited Class A (Materials, Metals & mining)	14,700	$ 59,879
Tingyi Holding Corporation (Consumer staples, Food products)	34,000	60,375
Titan Wind Energy (Suzhou) Company Limited Class A (Industrials, Electrical equipment)	31,700	63,250
Toly Bread Company Limited (Consumer staples, Food products)	14,600	29,681
Tongcheng-Elong Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	18,400	37,686
Tongling Nonferrous Metals Group Company Limited Class A (Materials, Metals & mining)	99,500	41,592
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	149,000	117,605
Transfar Zhilian Company Limited Class A (Materials, Chemicals)	17,100	13,778
TravelSky Technology Limited Class H (Information technology, IT services)	16,000	27,886
Tsingtao Brewery Company Limited (Consumer staples, Beverages)	1,600	24,977
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	10,000	97,110
Uni-President China Holdings Limited (Consumer staples, Food products)	52,000	44,769
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,918	115,148
Want Want China Holdings Limited (Consumer staples, Food products)	196,000	138,067
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,227	25,387
Weichai Power Company Limited Class H (Industrials, Machinery)	74,000	98,865
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	56,300	165,246
WUS Printed Circuit (Kunshan) Company Limited (Industrials, Electronic equipment, instruments & components)	24,500	42,292
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	9,036	102,007
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A	38,000	335,240
Xiamen C&D Incorporated (Real estate, Real estate management & development)	15,900	27,022
Xiamen Faratronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	2,100	53,937
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	50,600	73,909
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	12,800	19,074
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	40,000	55,009
Xtep International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	87,500	121,422
Yadea Group Holdings Limited (Consumer discretionary, Automobiles) 144A	32,000	61,037
Yangzhou Yangjie Technology Company Limited (Industrials, Electronic equipment, instruments & components)	1,800	15,230
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	52,000	205,837
Yongxing Special Materials Technology Company Limited Class A (Industrials, Construction materials)	1,100	21,302
Youngor Group Company Limited (Real estate, Real estate management & development)	68,300	63,280
YTO Express Group Company Limited Class A (Industrials, Air freight & logistics)	54,600	155,214
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	5,376	269,391
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Yunda Holding Company Limited Class A (Industrials, Industrial conglomerates)	6,100	$ 14,846
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining)	11,800	17,163
Yunnan Tin Company Group Limited Class A (Materials, Metals & mining)	13,000	26,047
Zhejiang Century Huatong Group (Information technology, IT services)	125,700	83,040
Zhejiang China Commodities City Group Company Limited Class A (Real estate, Real estate management & development)	94,600	66,907
Zhejiang Dingli Machinery Company Limited (Industrials, Machinery)	4,800	27,230
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	206,000	156,953
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	7,100	16,107
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,776	5,775
Zhejiang Orient Gene Biotech Company Limited (Health care, Biotechnology)	13,268	170,484
Zhejiang Supor Company Limited Class A (Consumer discretionary, Household durables)	15,200	100,814
Zhejiang Weixing New Building Materials Company Limited (Materials, Construction materials)	10,500	31,702
Zhejiang Wolwo Bio-Pharmaceutical Company Limited (Health care, Biotechnology)	2,500	16,748
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	2,500	11,821
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	10,000	48,355
Zhuzhou Hongda Electronics Corporation Limited (Industrials, Electronic equipment, instruments & components)	4,800	32,242
Zibo Qixiang Tengda Chemical Company Limited Class A (Materials, Chemicals)	23,300	24,647
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	108,000	122,037
ZTE Corporation Class H (Information technology, Communications equipment)	32,200	67,984
		35,248,890
Colombia: 0.13%
Bancolombia SA (Financials, Banks)	19,479	150,414
Czech Republic: 0.07%
CEZ AS (Utilities, Electric utilities)	245	9,925
Moneta Money Bank (Financials, Banks) 144A	21,398	67,822
		77,747
Egypt: 0.03%
Commercial International Bank ADR (Financials, Banks)	15,425	28,536
Greece: 0.50%
Eurobank Ergasias SA (Financials, Banks)	70,833	65,719
FF Group (Consumer discretionary, Textiles, apparel & luxury goods) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	8,554	136,084
Jumbo SA (Consumer discretionary, Specialty retail)	8,656	123,744
Mytilineos Holdings SA (Industrials, Industrial conglomerates)	421	6,583
National Bank of Greece SA (Financials, Banks)	31,468	101,555
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	10,389	136,843
		570,528
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Hong Kong: 1.74%
Beijing Enterprises Holdings Limited (Utilities, Gas utilities)	30,500	$ 90,720
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	114,000	64,010
BYD Electronic International Company Limited (Information technology, Communications equipment)	45,000	118,896
China Everbright International Limited (Industrials, Commercial services & supplies)	89,000	43,989
China Jinmao Holdings Group Limited (Real estate, Real estate management & development)	164,000	34,534
China Mengniu Dairy Company Limited (Consumer staples, Food products)	24,334	110,191
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	112,000	168,142
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	93,500	251,279
China Overseas Property Holding Limited (Real estate, Real estate management & development)	100,000	106,123
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	112,000	62,524
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	4,000	27,884
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	24,000	47,720
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	272,000	117,295
CITIC Pacific Limited (Industrials, Industrial conglomerates)	18,000	18,556
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	50,000	50,721
Far East Horizon Limited (Financials, Diversified financial services)	37,000	28,029
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	47,500	149,991
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	136,000	129,732
MMG Limited (Materials, Metals & mining)	184,000	50,335
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	236,000	123,951
Sinotruk Hong Kong Limited (Industrials, Machinery)	84,500	84,249
Wharf Holdings Limited (Real estate, Real estate management & development)	1,000	3,766
Yuexiu Property Company Limited (Real estate, Real estate management & development)	77,400	96,810
		1,979,447
Hungary: 0.04%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	6,331	43,623
Richter Gedeon (Health care, Pharmaceuticals)	61	1,230
		44,853
India: 14.07%
ACC Limited (Materials, Construction materials)	146	4,184
Adani Enterprises Limited (Industrials, Trading companies & distributors)	1,749	69,407
Adani Gas Limited (Utilities, Gas utilities)	4,069	189,768
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure)	698	7,303
Adani Power Limited (Utilities, Independent power & renewable electricity producers)	12,356	63,098
Adani Transmissions Limited (Utilities, Electric utilities)	2,895	141,966
Ambuja Cements Limited (Materials, Construction materials)	8,606	44,130
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
India: (continued)
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	2,752	$ 147,861
Asian Paints Limited (Materials, Chemicals)	3,059	128,780
AU Small Finance Bank Limited (Financials, Banks) 144A	9,126	71,769
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	1,013	6,897
Avenue Supermarts Limited (Consumer staples, Food & staples retailing)	2,122	119,282
Axis Bank Limited (Financials, Banks)	36,500	340,161
Bajaj Auto Limited (Consumer discretionary, Automobiles)	2,807	142,971
Bajaj Finance Limited (Financials, Consumer finance)	3,167	285,826
Balkrishna Industries Limited (Consumer discretionary, Auto components)	2,769	70,341
Bandhan Bank Limited (Financials, Banks) 144A	11,114	38,356
Bharat Electronics Limited (Industrials, Aerospace & defense)	53,086	202,841
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	33,684	305,125
Britannia Industries Limited (Consumer staples, Food products)	3,099	145,006
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	17,371	170,186
Cipla India Limited (Health care, Pharmaceuticals)	14,547	188,505
Coal India Limited (Materials, Metals & mining)	39,257	114,708
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	8,899	186,852
Container Corporation of India Limited (Industrials, Transportation infrastructure)	9,130	79,198
Divi's Laboratories Limited (Health care, Life sciences tools & services)	3,969	179,195
DLF Limited (Real estate, Real estate management & development)	1,272	6,144
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	2,464	130,213
Eicher Motors Limited (Consumer discretionary, Automobiles)	2,767	115,481
Gail India Limited (Utilities, Gas utilities)	93,221	158,348
Godrej Consumer Products Limited (Consumer staples, Personal products)	5,745	66,176
Havells India Limited (Industrials, Electrical equipment)	4,210	72,882
HCL Technologies Limited (Information technology, IT services)	27,309	317,654
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	5,778	203,531
Hindalco Industries Limited (Materials, Metals & mining)	30,454	165,170
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	16,723	50,758
Hindustan Unilever Limited (Consumer staples, Personal products)	10,538	348,871
ICICI Bank Limited (Financials, Banks)	80,453	882,195
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	106,203	94,766
Indian Railway Catering & Tourism Corporation (Industrials, Commercial services & supplies)	11,563	101,424
Indus Towers Limited (Communication services, Diversified telecommunication services)	30,898	76,836
Info Edge India Limited (Communication services, Interactive media & services)	4,248	228,512
Infosys Limited (Information technology, IT services)	60,798	1,120,573
ITC Limited (Consumer staples, Tobacco)	95,883	383,175
Jindal Steel & Power Limited (Materials, Metals & mining)	41,681	224,274
JSW Steel Limited (Materials, Metals & mining)	6,527	54,129
Kotak Mahindra Bank Limited (Financials, Banks)	8,798	208,725
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	870	49,784
Larsen & Toubro Limited (Industrials, Construction & engineering)	3,828	91,364
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	27,268	442,577
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	2,593	292,484
Mphasis Limited (Information technology, IT services)	4,850	127,591
Nestle India Limited (Consumer staples, Food products)	714	177,771
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
India: (continued)
NTPC Limited (Utilities, Independent power & renewable electricity producers)	131,841	$ 270,255
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	103,203	178,656
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	407	259,307
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	36,375	100,350
Power Grid Corporation of India Limited (Utilities, Electric utilities)	119,679	342,649
Reliance Industries Limited (Energy, Oil, gas & consumable fuels) †	45,849	1,502,015
SBI Life Insurance Company Limited (Financials, Insurance) 144A	2,326	38,439
Shriram Transport Finance Company Limited (Financials, Consumer finance)	3,203	53,760
SRF Limited (Materials, Chemicals)	4,529	142,925
State Bank of India (Financials, Banks)	35,082	230,979
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	20,588	229,767
Tata Consultancy Services Limited (Information technology, IT services)	17,025	678,984
Tata Elxsi Limited (Information technology, Software)	3,182	354,933
Tata Motors Limited (Consumer discretionary, Automobiles)	40,447	235,547
Tata Power Company Limited (Utilities, Electric utilities)	33,036	96,874
Tata Steel Limited (Materials, Metals & mining)	179,274	240,694
Tata Tea Limited (Consumer staples, Food products)	3,909	39,509
Tech Mahindra Limited (Information technology, IT services)	17,437	232,322
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	6,696	216,979
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	5,113	98,797
Trent Limited (Consumer discretionary, Multiline retail)	1,866	32,637
United Spirits Limited (Consumer staples, Beverages)	13,270	134,132
UPL Limited (Materials, Chemicals)	4,156	39,806
Vedanta Limited (Materials, Metals & mining)	57,956	194,234
Wipro Limited (Information technology, IT services)	23,634	121,010
Yes Bank Limited (Financials, Banks)	1,367,196	280,228
		15,980,912
Indonesia: 2.26%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	764,200	182,183
PT Adaro Minerals Indonesia Tbk (Materials, Metals & mining)	309,200	35,659
PT Astra International Tbk (Consumer discretionary, Automobiles)	354,100	166,150
PT Bank Central Asia Tbk (Financials, Banks)	824,200	455,142
PT Bank Mandiri Persero Tbk (Financials, Banks)	385,400	229,346
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	321,600	184,459
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,032,100	301,403
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	127,200	50,349
PT Gudang Garam Tbk (Consumer staples, Tobacco)	10,600	16,950
PT Hanson International Tbk (Real estate, Real estate management & development) ♦†	10,045,000	0
PT Indofood Sukses Makmur Tbk (Consumer staples, Food products)	328,300	137,727
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	2,124,900	240,281
PT Semen Gresik Persero Tbk (Materials, Construction materials)	112,400	49,912
PT Sumber Alfaria Trijaya Tbk (Consumer staples, Food & staples retailing)	282,900	41,519
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	1,086,200	332,628
PT Unilever Indonesia Tbk (Consumer staples, Household products)	218,500	67,522
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	26,600	60,570
PT Vale Indonesia Tbk (Materials, Metals & mining)	23,800	9,755
		2,561,555
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Kuwait: 1.29%
Boubyan Bank (Financials, Banks)	4,329	$ 11,734
Gulf Bank (Financials, Banks)	187,364	212,743
Kuwait Finance House (Financials, Banks)	119,920	350,044
Mabanee Company KPSC (Real estate, Real estate management & development)	64,698	173,882
Mobile Telecommunications Company (Communication services, Wireless telecommunication services)	88,340	173,428
National Bank of Kuwait (Financials, Banks)	157,923	540,225
		1,462,056
Malaysia: 2.16%
AMMB Holdings Bhd (Financials, Banks)	73,800	68,593
CIMB Group Holdings Bhd (Financials, Banks)	153,100	183,088
Digi.com Bhd (Communication services, Wireless telecommunication services)	49,100	40,980
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	72,900	76,194
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	57,900	38,433
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	294,800	109,344
Hong Leong Bank Bhd (Financials, Banks)	31,500	146,618
Hong Leong Financial Group Bhd (Financials, Banks)	28,067	121,325
IHH Healthcare Bhd (Health care, Health care providers & services)	42,600	58,795
Inari Amertron Bhd (Information technology, Electronic equipment, instruments & components)	59,800	35,591
IOI Corporation Bhd (Consumer staples, Food products)	129,600	122,491
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	20,800	107,544
Malayan Banking Bhd (Financials, Banks)	100,600	201,250
Nestle Malaysia Bhd (Consumer staples, Food products)	1,100	32,641
Petronas Chemicals Group Bhd (Materials, Chemicals)	86,500	169,667
Petronas Gas Bhd (Utilities, Gas utilities)	28,200	108,979
Press Metal Bhd (Materials, Metals & mining)	14,800	15,686
Public Bank Bhd (Financials, Banks)	276,800	290,651
RHB Bank Bhd (Financials, Banks)	110,400	141,067
Sime Darby Bhd (Industrials, Industrial conglomerates)	290,500	148,010
Sime Darby Plantation Bhd (Consumer staples, Food products)	119,700	118,982
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	1	0
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	29,100	38,685
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	466,550	83,534
		2,458,148
Mexico: 1.83%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	266,300	168,267
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	444,923	378,747
Arca Continental SAB de CV (Consumer staples, Beverages)	7,700	52,117
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	16,895	103,140
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	9,500	59,462
Gruma SAB de CV Class B (Consumer staples, Food products)	8,085	88,389
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	9,300	132,909
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	5,615	118,284
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	35,800	120,604
Grupo Financiero Banorte SAB de CV (Financials, Banks)	33,600	198,466
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Mexico: (continued)
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	78,800	$ 123,442
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	39,600	149,189
Operadora De Sites REIT (Communication services, Diversified telecommunication services)	20,700	20,601
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	32,200	60,735
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	9,250	65,083
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	73,739	241,642
		2,081,077
Peru: 0.27%
Credicorp Limited (Financials, Banks)	2,332	300,571
Philippines: 1.28%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial conglomerates)	98,380	98,123
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	5,790	771
Bank of the Philippine Islands (Financials, Banks)	74,780	126,258
BDO Unibank Incorporated (Financials, Banks)	77,800	177,901
Converge Information & Communications Technology Solutions Incorporated (Communication services, Diversified telecommunication services)	225,700	69,595
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	1,770	66,041
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	8,663	74,198
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	41,590	133,947
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	51,070	217,675
Manila Electric Company (Utilities, Electric utilities)	13,910	74,497
Metro Pacific Investments Corporation (Financials, Diversified financial services)	177,100	11,751
Metropolitan Bank & Trust Company (Financials, Banks)	207,517	193,952
PLDT Incorporated (Communication services, Wireless telecommunication services)	5,150	153,510
SM Prime Holdings Incorporated (Real estate, Real estate management & development)	20,300	13,646
Universal Robina Corporation (Consumer staples, Food products)	21,510	46,687
		1,458,552
Poland: 0.50%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A	32,855	172,331
Bank Pekao SA (Financials, Banks)	5,503	76,129
Dino Polska SA (Consumer staples, Food & staples retailing) 144A	562	41,000
KGHM Polska Miedz SA (Materials, Metals & mining)	2,335	43,756
Orange Polska SA (Communication services, Diversified telecommunication services)	42,312	53,920
PGE SA (Utilities, Electric utilities)	42,412	64,651
PKO Bank Polski SA (Financials, Banks)	14,078	70,229
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	8,077	48,348
		570,364
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Russia: 0.00%
Alrosa PJSC (Acquired 5/6/2021, cost $1,726,284) (Materials, Metals & mining) ♦†>	52,390	$ 0
Gazprom PJSC (Acquired 1/29/2019, cost $384,585) (Energy, Oil, gas & consumable fuels) ♦†>	143,160	0
Inter Rao Ues PJSC (Acquired 5/7/2020, cost $59,563) (Utilities, Electric utilities) ♦†>	862,002	0
Lukoil PJSC (Acquired 3/18/2020, cost $576,228) (Energy, Oil, gas & consumable fuels) ♦†>	8,545	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,257) (Consumer staples, Food & staples retailing) ♦†>	1,476	0
MMC Norilsk Nickel PJSC (Acquired 6/6/2017, cost $349,985) (Materials, Metals & mining) ♦†>	1,210	0
Mobile TeleSystems PJSC (Acquired 10/9/2020, cost $54,568) (Communication services, Wireless telecommunication services) ♦†>	12,728	0
Novolipetsk Steel PJSC (Acquired 5/7/2020, cost $58,368) (Materials, Metals & mining) ♦†>	28,410	0
Ozon Holdings plc (Acquired 7/8/2021, cost $45,610) (Consumer discretionary, Internet & direct marketing retail) ♦†>	828	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $323) (Industrials, Metals & mining) ♦†>	18	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $50,199) (Materials, Chemicals) ♦†>	912	0
Polyus PJSC (Acquired 10/15/2021, cost $135,672) (Materials, Metals & mining) ♦†>	772	0
Rosneft Oil Company PJSC (Acquired 1/31/2020, cost $125,766) (Energy, Oil, gas & consumable fuels) ♦†>	17,010	0
Sberbank of Russia PJSC (Acquired 7/31/2019, cost $713,153) (Financials, Banks) ♦†>	194,870	0
Severstal PJSC (Acquired 7/5/2020, cost $62,518) (Materials, Metals & mining) ♦†>	4,920	0
Tatneft PJSC (Acquired 5/7/2020, cost $171,025) (Energy, Oil, gas & consumable fuels) ♦†>	28,052	0
TCS Group Holding plc (Acquired 3/30/2021, cost $149,438) (Financials, Banks) ♦†>	2,546	0
VTB Bank PJSC (Acquired 7/2/2018, cost $13,240) (Financials, Banks) ♦†>	17,390,000	0
Yandex NV (Acquired 3/30/2021, cost $399,204) (Communication services, Interactive media & services) ♦†>	6,310	0
		0
South Africa: 3.05%
Absa Group Limited (Financials, Banks)	13,519	140,018
African Rainbow Minerals Limited (Materials, Metals & mining)	5,528	76,255
Anglo American Platinum Limited (Materials, Metals & mining)	726	50,682
Anglogold Ashanti Limited (Materials, Metals & mining)	8,251	110,189
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals)	9,026	77,459
Bid Corporation Limited (Consumer staples, Food & staples retailing)	739	14,024
Capitec Bank Holdings Limited (Financials, Banks)	605	71,938
Clicks Group Limited (Consumer staples, Food & staples retailing)	1,572	27,351
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	6,228	79,346
FirstRand Limited (Financials, Diversified financial services)	61,545	229,877
Foschini Limited (Consumer discretionary, Specialty retail)	823	6,110
Gold Fields Limited (Materials, Metals & mining)	16,246	131,208
Growthpoint Properties Limited (Real estate, Equity REITs)	18,201	13,538
Harmony Gold Mining Company Limited (Materials, Metals & mining)	13,160	33,513
Impala Platinum Holdings Limited (Materials, Metals & mining)	14,097	147,713
Kumba Iron Ore Limited (Materials, Metals & mining)	1,917	42,441
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
South Africa: (continued)
MTN Group Limited (Communication services, Wireless telecommunication services)	23,775	$ 172,084
MultiChoice Group Limited (Communication services, Media)	11,498	77,605
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	4,312	608,020
Nedbank Group Limited (Financials, Banks)	11,109	131,125
Northam Platinum Holdings Limited (Materials, Metals & mining)	4,491	42,265
Old Mutual Limited (Financials, Insurance)	59,468	35,230
Remgro Limited (Financials, Diversified financial services)	12,937	95,933
Sasol Limited (Materials, Chemicals)	12,817	246,505
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	12,120	164,347
Sibanye Stillwater Limited (Materials, Metals & mining)	61,116	136,534
SPAR Group Limited (Consumer staples, Food & staples retailing)	12,801	117,019
Standard Bank Group Limited (Financials, Banks)	18,446	164,604
The Bidvest Group Limited (Industrials, Industrial conglomerates)	3,496	43,872
Vodacom Group Limited (Communication services, Wireless telecommunication services)	4,384	32,269
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	43,773	143,110
		3,462,184
South Korea: 11.86%
Amorepacific Group (Consumer staples, Personal products)	4,079	105,590
Amorepacific Group (Consumer staples, Personal products)	475	43,292
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	2,076	248,661
Celltrion Incorporated (Health care, Pharmaceuticals)	1,396	196,497
Cheil Worldwide Incorporated (Communication services, Media)	12,041	196,310
CJ Cheiljedang Corporation (Consumer staples, Food products)	302	91,608
CJ Corporation (Industrials, Industrial conglomerates)	248	14,429
CJ ENM Company Limited (Communication services, Entertainment)	178	12,974
CJ Korea Express Corporation (Industrials, Road & rail)	1,173	103,391
Coway Company Limited (Consumer discretionary, Household durables)	4,209	199,694
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	50
Dongbu Insurance Company Limited (Financials, Insurance)	4,698	209,220
Doosan Bobcat Incorporated (Industrials, Machinery)	4,634	119,142
Doosan Heavy Industries & Construction Company Limited (Industrials, Construction & engineering)	890	13,376
Ecopro BM Company Limited (Industrials, Electrical equipment)	966	79,930
E-MART Incorporated (Consumer staples, Food & staples retailing)	760	55,175
F&F Holdings Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	315	33,237
Green Cross Corporation (Health care, Biotechnology)	1,236	150,884
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	1,122	25,097
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	5,935	203,761
Hana Financial Group Incorporated (Financials, Banks)	5,398	157,334
Hankook Tire Company Limited (Consumer discretionary, Auto components)	638	17,986
Hanmi Pharm Company Limited (Health care, Pharmaceuticals)	121	27,728
Hanwha Chem Corporation (Materials, Chemicals)	1,979	77,165
Hotel Shilla Company Limited (Consumer discretionary, Specialty retail)	1,537	84,196
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	1,285	168,370
Hyundai Merchant Marine Company Limited (Industrials, Marine)	6,545	107,862
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	940	149,905
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	1,756	255,116
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
Hyundai Steel Company Limited (Materials, Metals & mining)	2,667	$ 65,034
Iljin Materials Company Limited (Information technology, Electronic equipment, instruments & components)	338	18,522
Industrial Bank of Korea (Financials, Banks)	14,825	105,559
Kakao Corporation (Communication services, Interactive media & services)	5,756	312,572
Kakao Games Corporation (Communication services, Entertainment)	566	22,077
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	3,663	72,222
KB Financial Group Incorporated (Financials, Banks)	7,911	290,404
Kia Corporation (Consumer discretionary, Automobiles)	6,106	365,980
Korea Aerospace Industries Limited (Industrials, Aerospace & defense)	1,809	82,085
Korea Investment Holdings Company Limited (Financials, Capital markets)	3,140	132,398
Korea Zinc Company Limited (Materials, Metals & mining)	144	72,033
Korean Air Lines Company Limited (Industrials, Airlines)	624	12,402
Krafton Incorporated (Communication services, Entertainment)	362	66,128
KT&G Corporation (Consumer staples, Tobacco)	1,557	96,717
Kumho Petrochemical Company Limited (Materials, Chemicals)	1,235	119,124
L&F Company Limited (Information technology, Electronic equipment, instruments & components)	75	12,720
LG Chem Limited (Materials, Chemicals)	511	239,197
LG Corporation (Industrials, Industrial conglomerates)	1,711	104,407
LG Display Company Limited (Information technology, Electronic equipment, instruments & components)	728	8,413
LG Electronics Incorporated (Consumer discretionary, Household durables)	1,264	94,585
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	261	66,440
LG Uplus Corporation (Communication services, Diversified telecommunication services)	9,854	84,390
Lotte Chemical Corporation (Materials, Chemicals)	46	5,973
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	1,552	113,920
Meritz Financial Group Incorporated (Financials, Diversified financial services)	9,891	226,704
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	2,607	74,431
Meritz Securities Company Limited (Financials, Capital markets)	5,149	18,557
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	25,091	122,365
Naver Corporation (Communication services, Interactive media & services)	2,220	393,931
NCSoft Corporation (Communication services, Entertainment)	292	82,056
NH Investment & Securities Company Limited (Financials, Capital markets)	9,407	69,638
Orion Corporation of Republic of Korea (Consumer staples, Food products)	933	68,346
Pan Ocean Company Limited (Industrials, Marine)	7,043	26,949
Pearl Abyss Corporation (Communication services, Entertainment)	3,090	129,938
POSCO (Materials, Metals & mining)	1,094	206,947
S1 Corporation Incorporated (Industrials, Commercial services & supplies)	977	42,421
Samsung Biologics Company Limited (Health care, Life sciences tools & services)	144	89,562
Samsung C&T Corporation (Industrials, Industrial conglomerates)	95	8,506
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,355	140,292
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	80,332	3,558,767
Samsung Engineering Company Limited (Industrials, Construction & engineering)	3,434	59,707
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	835	121,354
Samsung Life Insurance Company Limited (Financials, Insurance)	241	11,123
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	491	217,072
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
Samsung Securities Company Limited (Financials, Capital markets)	4,535	$ 114,169
SD Biosensor Incorporated (Health care, Health care equipment & supplies)	9,471	247,615
Seegene Incorporated (Health care, Biotechnology)	12,362	289,616
Shinhan Financial Group Company Limited (Financials, Banks)	8,757	237,258
Sillajen Incorporated (Health care, Biotechnology) ♦‡	2,972	7,110
SK Bioscience Company Limited (Health care, Biotechnology)	741	62,036
SK Company Limited (Industrials, Industrial conglomerates)	147	25,426
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	9,834	691,408
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	1,800	54,088
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	756	29,330
SKC Company Limited (Materials, Chemicals)	351	31,541
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	895	67,886
Soulbrain Company Limited (Materials, Chemicals)	1	17
Woori Financial Group Incorporated (Financials, Banks)	24,511	221,725
Yuhan Corporation (Health care, Pharmaceuticals)	154	6,513
		13,465,686
Taiwan: 14.73%
Accton Technology Corporation (Information technology, Communications equipment)	8,000	73,669
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	77,000	55,303
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	61,000	169,703
Asia Cement Corporation (Materials, Construction materials)	33,500	47,424
ASMedia Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	1,000	30,184
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	9,000	74,889
Cathay Financial Holding Company (Financials, Insurance)	103,000	149,847
Chailease Holding Company Limited (Financials, Diversified financial services)	22,814	146,482
China Airlines (Industrials, Airlines)	168,000	124,274
China Development Financial Holding Corporation (Financials, Insurance)	386,000	168,641
China Steel Corporation (Materials, Metals & mining)	67,000	63,453
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	64,000	253,958
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	239,000	177,951
CTBC Financial Holding Company Limited (Financials, Banks)	362,000	277,276
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	14,000	119,863
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	29,000	225,499
E.SUN Financial Holding Company Limited (Financials, Banks)	215,614	198,669
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	3,667	53,111
eMemory Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	3,000	134,173
Eva Airways Corporation (Industrials, Airlines)	116,000	126,947
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	47,000	134,689
Far Eastern New Century Corporation (Industrials, Industrial conglomerates)	11,000	11,787
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
Far EasTone Telecommunications Company Limited (Communication services, Wireless telecommunication services)	88,000	$ 215,825
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,000	22,441
First Financial Holding Company Limited (Financials, Banks)	205,020	177,871
Formosa Plastics Corporation (Materials, Chemicals)	60,000	178,896
Fubon Financial Holding Company Limited (Financials, Insurance)	83,400	156,379
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	22,000	171,851
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	215,400	766,992
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	156,134	118,508
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	180,834	136,904
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	36,000	77,473
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	26,000	562,555
Mega Financial Holding Company Limited (Financials, Banks)	199,875	234,439
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	26,000	97,334
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	18,000	426,824
Nan Ya Plastics Corporation (Materials, Chemicals)	34,000	76,371
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	14,000	122,139
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	20,000	34,736
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	22,000	188,217
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	59,000	122,710
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	18,000	17,051
Powerchip Semiconductor Manufacturing Corporation (Information technology, Semiconductors & semiconductor equipment)	68,000	76,251
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	42,000	108,881
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	8,000	89,894
Ruentex Development Company Limited (Real estate, Real estate management & development)	35,000	72,172
Shin Kong Financial Holding Company Limited (Financials, Insurance)	169,000	48,551
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	2,000	34,287
Sinopac Financial Holdings Company Limited (Financials, Banks)	474,094	268,770
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	138,000	251,544
Taishin Financial Holdings Company Limited (Financials, Banks)	115,747	57,448
Taiwan Cement Corporation (Materials, Construction materials)	38,324	49,334
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	254,410	229,755
Taiwan Mobile Company Limited (Communication services, Wireless telecommunication services)	17,000	55,567
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	429,000	7,022,636
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	122,000	$ 198,580
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	34,000	166,591
Uni-President Enterprises Corporation (Consumer staples, Food products)	7,000	15,127
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	213,000	283,389
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	62,000	149,886
Voltronic Power Technology Corporation (Energy, Electrical equipment)	2,000	112,857
Walsin Lihwa Corporation (Industrials, Electrical equipment)	36,000	46,492
Wan Hai Lines Limited (Industrials, Marine)	19,550	55,100
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	136,000	97,989
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	2,000	50,067
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	144,440	242,909
Yang Ming Marine Transport Corporation (Industrials, Marine)	42,000	107,594
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	856	568
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	30,000	111,335
		16,726,882
Thailand: 2.04%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	26,400	138,893
Bangkok Commercial Asset Management PCL NVDR (Financials, Capital markets)	308,700	155,587
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	227,900	182,651
Bumrungrad Hospital PCL (Health care, Health care providers & services)	42,700	252,837
Central Pattana PCL (Real estate, Real estate management & development)	8,200	15,551
Central Retail Corporation PCL (Consumer discretionary, Multiline retail)	68,300	75,708
Charoen Pokphand Foods PCL (Consumer staples, Food products)	35,500	25,294
CP All PCL (Consumer staples, Food & staples retailing)	26,700	45,004
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	13,300	66,687
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	27,700	64,671
Home Product Center PCL (Consumer discretionary, Specialty retail)	226,700	86,360
Indorama Ventures PCL (Materials, Chemicals)	103,000	121,984
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	45,100	89,836
JMT Network Services (Financials, Consumer finance)	53,100	113,446
Krung Thai Bank PCL (Financials, Banks)	435,500	201,363
Krungthai Card PCL (Financials, Consumer finance)	59,500	98,105
Land & Houses PCL (Real estate, Real estate management & development)	513,200	125,201
Osotspa PCL (Consumer staples, Beverages)	104,100	89,130
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	25,700	118,863
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	45,900	55,369
Srisawad Power 1979 PCL (Financials, Diversified financial services)	110,000	146,697
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Thailand: (continued)
Thai Union Group PCL (Consumer staples, Food products)	7,400	$ 3,548
The Siam Cement PCL (Materials, Construction materials)	5,000	49,050
		2,321,835
Turkey: 0.48%
Akbank TAS (Financials, Banks)	205,301	132,265
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	5,865	35,187
Haci Omer Sabanci Holding AS (Financials, Diversified financial services)	116,998	163,743
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	87,030	118,548
Turkiye Is Bankasi Class C AS (Financials, Banks)	230,652	99,912
		549,655
Total Common stocks (Cost $112,921,959)		106,064,291

	Dividend yield
Preferred stocks: 3.06%
Brazil: 2.14%
Banco Bradesco SA (Financials, Banks)	1.41%	97,694	356,043
Braskem SA Class A (Materials, Chemicals)	29.33	28,800	168,568
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	3.41	19,500	179,542
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	1.42	97,287	226,275
Gerdau SA (Materials, Metals & mining)	4.31	49,000	219,645
Itau Unibanco Holding SA (Financials, Banks)	0.36	86,670	429,985
Itaúsa SA (Financials, Banks)	3.04	146,814	258,217
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	29.51	92,300	589,560
			2,427,835
Chile: 0.30%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.88	3,358	335,714
Colombia: 0.16%
Bancolombia SA (Financials, Banks)	8.45	26,527	183,155
South Korea: 0.46%
LG Household & Health Care Limited (Consumer staples, Personal products)	3.73	42	11,447
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	2.99	12,761	516,210
			527,657
Total Preferred stocks (Cost $3,476,156)			3,474,361

		Yield
Short-term investments: 5.40%
Investment companies: 5.40%
Allspring Government Money Market Fund Select Class ♠∞		2.09	6,136,528	6,136,528
Total Short-term investments (Cost $6,136,528)				6,136,528
Total investments in securities (Cost $122,534,643)	101.84%			115,675,180
Other assets and liabilities, net	(1.84)			(2,084,531)
Total net assets	100.00%			$113,590,649

The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—August 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $37,945,986), representing 0.00% of its net assets as of period end.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,681,400	$66,847,635	$(63,392,507)	$0	$0	$6,136,528	6,136,528	$18,970
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	89	9-16-2022	$4,436,160	$4,369,455	$0	$(66,705)
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $116,398,115)	$ 109,538,652
Investments in affiliated securities, at value (cost $6,136,528)	6,136,528
Cash at broker segregated for futures contracts	490,000
Foreign currency, at value (cost $1,783,027)	1,774,643
Receivable for investments sold	2,675,695
Receivable for dividends	354,976
Prepaid expenses and other assets	562
Total assets	120,971,056
Liabilities
Payable for investments purchased	6,677,043
Custody and accounting fees payable	509,729
Payable for daily variation margin on open futures contracts	12,584
Trustees’ fees and expenses payable	1,611
Accrued expenses and other liabilities	179,440
Total liabilities	7,380,407
Total net assets	$113,590,649
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $367,113)	$ 2,922,583
Income from affiliated securities	18,970
Total investment income	2,941,553
Expenses
Advisory fee	95,864
Custody and accounting fees	104,280
Professional fees	32,957
Interest holder report expenses	10,846
Trustees’ fees and expenses	11,153
Other fees and expenses	25,197
Total expenses	280,297
Less: Fee waivers and/or expense reimbursements	(160,786)
Net expenses	119,511
Net investment income	2,822,042
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(10,175,912)
Foreign currency and foreign currency translations	(103,937)
Futures contracts	19,801
Net realized losses on investments	(10,260,048)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of foreign taxes of $(59,599))	(12,021,610)
Foreign currency and foreign currency translations	(3,783)
Futures contracts	(14,672)
Net change in unrealized gains (losses) on investments	(12,040,065)
Net realized and unrealized gains (losses) on investments	(22,300,113)
Net decrease in net assets resulting from operations	$(19,478,071)
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 2,822,042	$ 4,685,771
Net realized gains (losses) on investments	(10,260,048)	12,703,550
Net change in unrealized gains (losses) on investments	(12,040,065)	(33,731,071)
Net decrease in net assets resulting from operations	(19,478,071)	(16,341,750)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	27,985,277	43,860,415
Withdrawals	(53,293,812)	(40,306,725)
Net increase (decrease) in net assets resulting from capital transactions	(25,308,535)	3,553,690
Total decrease in net assets	(44,786,606)	(12,788,060)
Net assets
Beginning of period	158,377,255	171,165,315
End of period	$113,590,649	$158,377,255
The accompanying notes are an integral part of these financial statements.

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Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(14.27)%	(9.21)%	23.70%	(6.15)%	(11.16)%	13.43%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.53%	0.52%	0.58%	0.49%
Net expenses	0.19% *	0.19% *	0.22% *	0.39%	0.45%	0.49%
Net investment income	4.42%	2.66%	2.15%	2.51%	2.33%	1.56%
Supplemental data
Portfolio turnover rate	42%	87%	133%	59%	81%	136%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.25%
Year ended February 28, 2022	0.24%
Year ended February 28, 2021	0.31%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced Emerging Markets Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign

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Notes to financial statements (unaudited)
exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $121,134,288 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 8,552,728
Gross unrealized losses	(12,303,898)
Net unrealized losses	$ (3,751,170)

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Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 4,013,962	$ 0	$ 0	$ 4,013,962
Chile	550,437	0	0	550,437
China	1,000,636	34,248,254	0	35,248,890
Colombia	150,414	0	0	150,414
Czech Republic	67,822	9,925	0	77,747
Egypt	28,536	0	0	28,536
Greece	0	570,528	0	570,528
Hong Kong	0	1,979,447	0	1,979,447
Hungary	0	44,853	0	44,853
India	0	15,980,912	0	15,980,912
Indonesia	50,349	2,511,206	0	2,561,555
Kuwait	11,734	1,450,322	0	1,462,056
Malaysia	339,379	2,118,769	0	2,458,148
Mexico	2,081,077	0	0	2,081,077
Peru	300,571	0	0	300,571
Philippines	0	1,458,552	0	1,458,552
Poland	0	570,364	0	570,364
Russia	0	0	0	0
South Africa	561,149	2,901,035	0	3,462,184
South Korea	0	13,458,576	7,110	13,465,686
Taiwan	0	16,726,882	0	16,726,882
Thailand	0	2,321,835	0	2,321,835
Turkey	414,556	135,099	0	549,655
Preferred stocks
Brazil	2,427,835	0	0	2,427,835
Chile	335,714	0	0	335,714
Colombia	183,155	0	0	183,155
South Korea	0	527,657	0	527,657
Short-term investments
Investment companies	6,136,528	0	0	6,136,528
Total assets	$18,653,854	$97,014,216	$7,110	$115,675,180
Liabilities
Futures contracts	$ 66,705	$ 0	$ 0	$ 66,705
Total liabilities	$ 66,705	$ 0	$ 0	$ 66,705
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

32  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $50,614,411 and $73,861,148, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $6,458,217 in long futures contracts during the six months ended August 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  33

Notes to financial statements (unaudited)
significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of August 31, 2022, the Portfolio held Russian securities with no market value and unrealized losses in the amount of $2,238,155.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Factor Enhanced International Equity Portfolio

Allspring Factor Enhanced International Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of August 31, 2022[1]
Nestle SA	1.95
Roche Holding AG	1.39
Shell plc	1.24
Novo Nordisk AS Class B	1.19
Novartis AG	1.18
ASML Holding NV	1.10
LVMH Moët Hennessy Louis Vuitton SE	0.96
AstraZeneca plc	0.95
HSBC Holdings plc	0.83
BHP Billiton Limited	0.83
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.
Country allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.16%
Australia: 6.44%
Ampol Limited (Energy, Oil, gas & consumable fuels)	20,580	$ 483,720
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	15,215	367,236
ASX Limited (Financials, Capital markets)	7,351	391,310
Aurizon Holdings Limited (Industrials, Road & rail)	52,714	133,321
Australia & New Zealand Banking Group Limited (Financials, Banks)	64,767	1,001,204
BHP Billiton Limited (Materials, Metals & mining)	138,950	3,790,556
BlueScope Steel Limited (Materials, Metals & mining)	23,493	263,587
Brambles Limited (Industrials, Commercial services & supplies)	70,135	590,272
Cochlear Limited (Health care, Health care equipment & supplies)	1,691	246,171
Coles Group Limited (Consumer staples, Food & staples retailing)	46,558	557,261
Commonwealth Bank of Australia (Financials, Banks)	37,419	2,472,730
Computershare Limited (Information technology, IT services)	42,324	705,867
CSL Limited (Health care, Biotechnology)	12,363	2,472,818
Dexus Property Group (Real estate, Equity REITs)	81,219	480,408
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	10,537	454,167
Endeavour Group Limited (Consumer staples, Food & staples retailing)	47,810	236,603
Fortescue Metals Group Limited (Materials, Metals & mining)	63,831	793,264
Goodman Group (Real estate, Equity REITs)	40,107	533,342
IDP Education Limited (Consumer discretionary, Diversified consumer services)	5,987	117,864
Lottery Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) †	265,686	798,570
Macquarie Group Limited (Financials, Capital markets)	6,876	822,736
Medibank Private Limited (Financials, Insurance)	294,233	741,163
Mineral Resources Limited (Materials, Metals & mining)	3,862	164,550
Mirvac Group (Real estate, Equity REITs)	15,838	22,555
National Australia Bank Limited (Financials, Banks)	71,291	1,478,299
Orica Limited (Materials, Chemicals)	27,006	282,487
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	120,611	513,689
Qantas Airways Limited (Industrials, Airlines) †	150,616	541,273
QBE Insurance Group Limited (Financials, Insurance)	28,464	233,369
Rio Tinto Limited (Materials, Metals & mining)	12,495	793,600
Scentre Group (Real estate, Equity REITs)	244,914	486,716
SEEK Limited (Communication services, Interactive media & services)	6,686	94,331
Sonic Healthcare Limited (Health care, Health care providers & services)	20,088	464,535
South32 Limited (Materials, Metals & mining)	272,422	750,170
Stockland Corporation Limited (Real estate, Equity REITs)	153,276	377,038
Suncorp Group Limited (Financials, Insurance)	2,619	19,342
The GPT Group (Real estate, Equity REITs)	208,126	593,056
Treasury Wine Estates Limited (Consumer staples, Beverages)	7,341	65,851
Vicinity Centres (Real estate, Equity REITs)	444,282	581,658
Wesfarmers Limited (Consumer discretionary, Multiline retail)	16,115	515,502
Westpac Banking Corporation (Financials, Banks)	69,997	1,027,382
Wisetech Global Limited (Information technology, Software)	8,162	322,395
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	47,924	1,113,203
Woolworths Group Limited (Consumer staples, Food & staples retailing)	21,628	533,189
		29,428,360
Austria: 0.07%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	5,505	123,795
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Austria: (continued)
Verbund AG (Utilities, Electric utilities)	465	$ 44,434
Voestalpine AG (Materials, Metals & mining)	8,579	172,631
		340,860
Belgium: 1.01%
Ageas NV (Financials, Insurance)	14,940	606,198
Anheuser-Busch InBev SA (Consumer staples, Beverages)	26,298	1,270,049
D'Ieteren Group SA (Consumer discretionary, Distributors)	629	94,823
Elia System Operator SA/NV (Utilities, Electric utilities)	428	62,176
KBC Group NV (Financials, Banks)	8,091	385,880
Proximus SA (Communication services, Diversified telecommunication services)	41,610	529,654
Solvay SA (Materials, Chemicals)	843	68,052
UCB SA (Health care, Pharmaceuticals)	6,491	456,102
Umicore SA (Materials, Chemicals)	18,376	584,101
Warehouses De Pauw SCA (Real estate, Equity REITs)	18,274	556,024
		4,613,059
Canada: 11.17%
Agnico-Eagle Mines Limited (Materials, Metals & mining)	700	28,867
Alimentation Couche-Tard Incorporated (Consumer staples, Food & staples retailing)	28,870	1,240,662
Altagas Limited (Utilities, Gas utilities)	3,600	77,627
Arc Resources Limited (Energy, Oil, gas & consumable fuels)	3,300	45,555
Bank of Montreal (Financials, Banks)	17,691	1,633,254
Barrick Gold Corporation (Materials, Metals & mining)	43,500	645,867
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	93,000	557,993
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	38,528	1,853,428
BRP Incorporated (Consumer discretionary, Leisure products)	12,100	839,220
Canadian Apartment Properties (Real estate, Equity REITs)	13,500	459,165
Canadian Imperial Bank of Commerce (Financials, Banks)	20,048	948,096
Canadian National Railway Company (Industrials, Road & rail)	21,737	2,585,070
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	33,900	1,858,454
Canadian Pacific Railway Limited (Industrials, Road & rail)	26,110	1,954,647
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	4,000	470,461
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	12,800	391,597
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	34,700	651,013
CGI Incorporated (Information technology, IT services) †	13,765	1,090,006
Constellation Software Incorporated (Information technology, Software)	528	794,812
Dollarama Incorporated (Consumer discretionary, Multiline retail)	14,000	852,568
Emera Incorporated (Utilities, Electric utilities)	6,600	305,389
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	23,500	669,384
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	37,200	1,534,056
Fairfax Financial Holdings Limited (Financials, Insurance)	2,000	997,053
First Quantum Minerals Limited (Materials, Metals & mining)	15,100	267,198
Fortis Incorporated (Utilities, Electric utilities)	10,644	469,573
George Weston Limited (Consumer staples, Food & staples retailing)	4,700	537,332
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	48,300	1,428,387
Hydro One Limited (Utilities, Electric utilities) 144A	6,100	165,162
iA Financial Corporation (Financials, Insurance)	1,800	96,692
IGM Financial Incorporated (Financials, Capital markets)	13,000	353,866
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Canada: (continued)
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	15,700	$ 770,565
Intact Financial Corporation (Financials, Insurance)	2,875	416,468
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	10,800	954,472
Lundin Mining Corporation (Materials, Metals & mining)	96,100	499,762
Magna International Incorporated (Consumer discretionary, Auto components)	7,027	405,938
Manulife Financial Corporation (Financials, Insurance)	55,000	951,460
Metro Incorporated (Consumer staples, Food & staples retailing)	10,530	553,860
National Bank of Canada (Financials, Banks)	6,008	397,484
Nutrien Limited (Materials, Chemicals)	22,200	2,038,036
Nuvei Corporation Subordinate Voting Shares (Information technology, IT services) †	8,100	247,869
Onex Corporation (Financials, Capital markets)	11,700	578,608
Open Text Corporation (Toronto Exchange) (Information technology, Software)	25,618	806,957
Parkland Corporation (Energy, Oil, gas & consumable fuels)	3,100	76,099
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	600	21,189
Quebecor Incorporated Class B (Communication services, Media)	4,500	97,206
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	8,703	513,758
RioCan REIT (Real estate, Equity REITs)	33,800	518,060
Ritchie Bros. Auctioneers Incorporated (Industrials, Commercial services & supplies)	600	41,564
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	9,837	423,560
Royal Bank of Canada (Financials, Banks)	37,431	3,480,754
Saputo Incorporated (Consumer staples, Food products)	4,100	104,112
Shopify Incorporated Class A (Information technology, IT services) †	24,100	762,994
Sun Life Financial Incorporated (Financials, Insurance)	9,958	438,702
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	43,300	1,400,858
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	7,000	337,328
Teck Resources Limited Class B (Materials, Metals & mining)	16,800	568,976
TFI International Incorporated (Industrials, Road & rail)	11,700	1,167,283
The Bank of Nova Scotia (Financials, Banks)	33,208	1,836,194
The Toronto-Dominion Bank (Financials, Banks)	50,118	3,224,175
Thomson Reuters Corporation (Industrials, Professional services)	3,800	418,438
TMX Group Limited (Financials, Capital markets)	1,700	170,731
Toromont Industries Limited (Industrials, Trading companies & distributors)	4,500	348,323
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	8,200	484,814
West Fraser Timber Company Limited (Materials, Paper & forest products)	1,700	152,092
		51,011,143
Denmark: 2.56%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	264	633,376
Carlsberg AS Class B (Consumer staples, Beverages)	3,324	431,622
Coloplast AS Class B (Health care, Health care equipment & supplies)	6,806	777,456
Danske Bank AS (Financials, Banks)	45,738	610,735
DSV Panalpina AS (Industrials, Air freight & logistics)	3,911	577,921
Genmab AS (Health care, Biotechnology) †	2,135	759,988
GN Store Nord AS (Health care, Health care equipment & supplies)	15,272	431,932
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	50,678	5,418,178
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	19,628	1,179,183
Rockwool International Class A (Industrials, Building products)	2,000	411,669
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Denmark: (continued)
Vestas Wind System AS Class A (Industrials, Electrical equipment)	4,877	$ 122,028
William Demant Holding (Health care, Health care equipment & supplies) †	10,452	321,966
		11,676,054
Finland: 0.86%
Elisa Oyj (Communication services, Diversified telecommunication services)	3,150	168,457
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	104	2,188
Kone Oyj Class B (Industrials, Machinery)	7,354	294,105
Nokia Oyj (Information technology, Communications equipment)	118,301	596,162
Nordea Bank Abp (Financials, Banks)	80,545	746,801
Orion Oyj Class B (Health care, Pharmaceuticals)	24,564	1,113,734
Sampo Oyj Class A (Financials, Insurance)	12,344	558,447
Stora Enso Oyj (Materials, Paper & forest products)	8,505	126,605
UPM-Kymmene Oyj (Materials, Paper & forest products)	1,935	65,740
Wartsila Oyj Abp (Industrials, Machinery)	30,730	253,376
		3,925,615
France: 8.20%
Aeroports de Paris SA (Industrials, Transportation infrastructure) †	158	21,635
Air Liquide SA (Materials, Chemicals)	11,031	1,382,326
Amundi SA (Financials, Capital markets) 144A	5,524	280,087
Arkema SA (Materials, Chemicals)	6,797	573,814
AXA SA (Financials, Insurance)	63,001	1,483,776
BioMerieux Incorporated (Health care, Health care equipment & supplies)	5,830	533,152
BNP Paribas SA (Financials, Banks)	33,469	1,555,311
Bolloré SA (Industrials, Air freight & logistics)	11,682	55,826
Bouygues SA (Industrials, Construction & engineering)	6,395	187,853
Bureau Veritas SA (Industrials, Professional services)	12,140	301,314
Capgemini SE (Information technology, IT services)	6,531	1,128,413
Carrefour SA (Consumer staples, Food & staples retailing)	59,158	987,376
Compagnie de Saint-Gobain SA (Industrials, Building products)	16,617	669,295
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	15,837	385,176
Covivio (Real estate, Equity REITs)	7,549	421,442
Credit Agricole SA (Financials, Banks)	14,803	136,242
Danone SA (Consumer staples, Food products)	8,923	469,531
Dassault Avation SA (Industrials, Aerospace & defense)	2,125	291,825
Dassault Systèmes SE (Information technology, Software)	18,403	709,678
Edenred Group (Information technology, IT services)	1,631	82,495
Eiffage SA (Industrials, Construction & engineering)	2,378	209,157
Engie SA (Utilities, Multi-utilities)	53,615	636,791
Essilor International (Consumer discretionary, Textiles, apparel & luxury goods)	4,890	728,304
Eurazeo SA (Financials, Diversified financial services)	3,974	237,328
Gecina SA (Real estate, Equity REITs)	2,413	214,752
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	494	632,698
Ipsen SA (Health care, Pharmaceuticals)	5,254	503,528
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,422	713,492
Klepierre SA (Real estate, Equity REITs)	33,983	697,068
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	5,387	174,723
Legrand SA (Industrials, Electrical equipment)	5,005	362,135
L'Oréal SA (Consumer staples, Personal products)	6,667	2,289,743
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
France: (continued)
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,803	$ 4,389,750
Orange SA (Communication services, Diversified telecommunication services)	89,422	905,610
Pernod-Ricard SA (Consumer staples, Beverages)	4,465	819,276
Publicis Groupe SA (Communication services, Media)	1,984	96,869
Renault SA (Consumer discretionary, Automobiles) †	6,135	174,743
Safran SA (Industrials, Aerospace & defense)	1,830	186,577
Sanofi SA (Health care, Pharmaceuticals)	33,357	2,726,928
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	316	115,581
Schneider Electric SE (Industrials, Electrical equipment)	14,012	1,665,429
Societe Generale SA (Financials, Banks)	44,160	973,525
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	8,189	626,294
Teleperformance SE (Industrials, Professional services)	802	228,415
Thales SA (Industrials, Aerospace & defense)	2,294	276,566
Total SA (Energy, Oil, gas & consumable fuels)	70,171	3,552,736
Ubisoft Entertainment SA (Communication services, Entertainment) †	2,616	120,637
Valeo SA (Consumer discretionary, Auto components)	9,291	177,474
Veolia Environnement SA (Utilities, Multi-utilities)	10,655	237,472
Vinci SA (Industrials, Construction & engineering)	7,372	680,092
Vivendi SE (Communication services, Media)	13,854	125,579
Wendel SA (Financials, Diversified financial services)	4,014	315,388
		37,451,227
Germany: 5.47%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	2,345	347,724
Allianz AG (Financials, Insurance)	8,699	1,470,448
BASF SE (Materials, Chemicals)	31,603	1,336,771
Bayer AG (Health care, Pharmaceuticals)	28,553	1,510,111
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	11,950	880,460
Bechtle AG (Information technology, IT services)	7,103	272,113
Beiersdorf AG (Consumer staples, Personal products)	932	94,076
Brenntag AG (Industrials, Trading companies & distributors)	2,474	162,214
Continental AG (Consumer discretionary, Auto components)	2,854	164,317
Covestro AG (Materials, Chemicals) 144A	9,252	278,966
Daimler Truck Holding AG (Industrials, Machinery) †	32,429	829,172
Deutsche Bank AG (Financials, Capital markets)	117,765	982,499
Deutsche Boerse AG (Financials, Capital markets)	6,196	1,047,586
Deutsche Lufthansa AG (Industrials, Airlines) †	105,498	627,216
Deutsche Post AG (Industrials, Air freight & logistics)	25,760	940,218
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	57,364	1,081,152
Evonik Industries AG (Materials, Chemicals)	4,386	81,777
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	5,715	195,678
Fresenius SE & Company KGaA (Health care, Health care providers & services)	15,185	375,651
GEA Group AG (Industrials, Machinery)	13,572	472,127
Heidelbergcement AG (Materials, Construction materials)	4,845	218,788
Hellofresh SE (Consumer staples, Food & staples retailing) †	13,375	319,341
Henkel AG & Company KGaA (Consumer staples, Household products)	1,894	118,450
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	30,080	736,023
Kion Group AG (Industrials, Machinery)	2,011	80,353
Knorr Bremse AG (Industrials, Machinery)	2,021	97,948
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	25,984	1,456,811
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Germany: (continued)
Merck KGaA (Health care, Pharmaceuticals)	4,624	$ 794,311
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,403	813,047
Nemetschek SE (Information technology, Software)	9,265	545,802
Rheinmetall AG (Industrials, Aerospace & defense)	6,458	1,025,175
RWE AG (Utilities, Independent power & renewable electricity producers)	3,646	139,195
SAP SE (Information technology, Software)	30,814	2,624,409
Scout24 AG (Communication services, Interactive media & services) 144A	6,927	399,085
Siemens AG (Industrials, Industrial conglomerates)	19,515	1,976,755
Siemens Energy AG (Industrials, Electrical equipment)	8,216	120,852
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	1,751	85,565
United Internet AG (Communication services, Diversified telecommunication services)	5,302	119,934
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	6,206	143,687
		24,965,807
Hong Kong: 2.73%
AIA Group Limited (Financials, Insurance)	264,000	2,540,006
BOC Hong Kong (Holdings) Limited (Financials, Banks)	84,000	289,111
Budweiser Brewing Company APAC Limited (Consumer staples, Beverages) 144A	25,600	75,250
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	128,400	258,432
CK Asset Holdings Limited (Real estate, Real estate management & development)	68,190	460,266
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	132,070	852,862
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	114,500	696,276
CLP Holdings Limited (Utilities, Electric utilities)	9,000	77,547
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	32,000	178,870
Hang Seng Bank Limited (Financials, Banks)	2,027	31,736
Henderson Land Development Company Limited (Real estate, Real estate management & development)	37,198	124,432
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	17,300	697,095
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	161,574	216,764
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	13,800	731,837
Link REIT (Real estate, Equity REITs)	61,300	474,402
MTR Corporation Limited (Industrials, Road & rail)	76,000	389,220
New World Development Company Limited (Real estate, Real estate management & development)	26,000	84,723
Power Assets Holdings Limited (Utilities, Electric utilities)	68,500	409,713
Sino Land Company (Real estate, Real estate management & development)	647,899	947,438
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	39,500	464,055
Swire Pacific Limited Class A (Real estate, Real estate management & development)	54,978	380,271
Swire Properties Limited (Real estate, Real estate management & development)	112,000	258,129
Techtronic Industries Company Limited (Industrials, Machinery)	27,500	324,341
WH Group Limited (Consumer staples, Food products) 144A	1,406,500	958,281
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
Wharf Real Estate Investment Company Limited (Real estate, Real estate management & development)	66,000	$ 300,312
Xinyi Glass Holdings Limited (Industrials, Building products)	141,000	260,412
		12,481,781
Ireland: 0.51%
CRH plc (Materials, Construction materials)	30,857	1,139,475
DCC plc (Industrials, Industrial conglomerates)	6,125	352,520
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,942	243,331
Kerry Group plc Class A (Consumer staples, Food products)	548	56,511
Kingspan Group plc (Industrials, Building products)	6,349	359,473
Smurfit Kappa Group plc (Materials, Containers & packaging)	5,791	194,170
		2,345,480
Israel: 0.91%
Bank Hapoalim BM (Financials, Banks)	36,193	375,229
Bank Leumi Le-Israel (Financials, Banks)	64,804	685,057
Check Point Software Technologies Limited (Information technology, Software) †	10,600	1,274,532
Elbit Systems Limited (Industrials, Aerospace & defense)	449	95,855
ICL Group Limited (Materials, Chemicals)	57,862	552,505
Israel Discount Bank Limited Class A (Financials, Banks)	61,926	378,594
Mizrahi Tefahot Bank Limited (Financials, Banks)	3,260	132,586
Nice Systems Limited ADR (Information technology, Software) †	551	117,728
Wix.com Limited (Information technology, IT services) †	1,615	102,213
ZIM Integrated Shipping Services Limited (Industrials, Marine)	12,891	465,236
		4,179,535
Italy: 1.31%
Assicurazioni Generali SpA (Financials, Insurance)	38,999	571,988
DiaSorin SpA (Health care, Health care equipment & supplies)	2,185	286,636
Enel SpA (Utilities, Electric utilities)	97,228	456,881
Eni SpA (Energy, Oil, gas & consumable fuels)	81,296	960,344
Intesa Sanpaolo SpA (Financials, Banks)	464,416	799,488
Mediobanca SpA (Financials, Banks)	17,211	136,240
Poste Italiane SpA (Financials, Insurance) 144A	32,242	257,678
Prysmian SpA (Industrials, Electrical equipment)	21,507	659,894
Recordati SpA (Health care, Pharmaceuticals)	2,914	118,891
Snam SpA (Utilities, Gas utilities)	97,643	464,088
Telecom Italia SpA (Communication services, Diversified telecommunication services) †	20	4
Terna SpA (Utilities, Electric utilities)	77,331	549,762
UniCredit SpA (Financials, Banks)	72,572	710,181
		5,972,075
Japan: 19.55%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	6,600	373,793
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	20,500	609,561
Ajinomoto Company Incorporated (Consumer staples, Food products)	12,750	352,408
Asahi Breweries Limited (Consumer staples, Beverages)	16,700	559,922
Asahi Glass Company Limited (Industrials, Building products)	20,200	685,567
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	59,100	837,907
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	7,900	$ 225,098
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	2,000	150,073
Bridgestone Corporation (Consumer discretionary, Auto components)	15,800	606,312
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	21,000	401,888
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	32,700	783,142
Capcom Company Limited (Communication services, Entertainment)	21,800	595,025
CyberAgent Incorporated (Communication services, Media)	17,700	172,562
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	36,300	764,073
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	54,200	936,468
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	33,000	991,709
Daikin Industries Limited (Industrials, Building products)	3,066	535,223
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	6,700	659,129
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	14,700	328,651
Daiwa Securities Group Incorporated (Financials, Capital markets)	51,100	223,063
DENSO Corporation (Consumer discretionary, Auto components)	1,400	76,413
Dentsu Incorporated (Communication services, Media)	7,700	247,979
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	1,400	339,934
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	135,600	512,422
FANUC Corporation (Industrials, Machinery)	1,800	289,979
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	800	467,785
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	20,600	889,964
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	7,200	365,521
Fujitsu Limited (Information technology, IT services)	12,300	1,447,380
Hakuhodo DY Holdings Incorporated (Communication services, Media)	10,400	92,784
Hankyu Hanshin Holdings Incorporated (Industrials, Road & rail)	5,700	170,935
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	1,600	226,716
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	22,900	470,770
Hitachi Limited (Industrials, Industrial conglomerates)	21,200	1,059,195
Honda Motor Company Limited (Consumer discretionary, Automobiles)	52,100	1,387,020
Hoya Corporation (Health care, Health care equipment & supplies)	11,300	1,152,337
Ibiden Company Limited (Information technology, Electronic equipment, instruments & components)	9,600	304,695
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	27,400	722,463
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	44,100	671,769
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	74,200	852,901
Isuzu Motors Limited (Consumer discretionary, Automobiles)	42,100	522,868
Itochu Corporation (Industrials, Trading companies & distributors)	34,600	952,217
Itochu Techno-Solutions Corporation (Information technology, IT services)	25,300	638,498
Japan Post Holdings Company Limited (Financials, Insurance)	11,100	76,576
Japan Post Insurance Company Limited (Financials, Insurance)	14,100	215,978
JFE Holdings Incorporated (Materials, Metals & mining)	61,800	663,952
Kajima Corporation (Industrials, Construction & engineering)	48,600	511,395
Kakaku.com Incorporated (Communication services, Interactive media & services)	38,600	710,544
Kao Corporation (Consumer staples, Personal products)	12,100	523,933
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
KDDI Corporation (Communication services, Wireless telecommunication services)	49,000	$ 1,499,455
Keisei Electric Railway Company Limited (Industrials, Road & rail)	5,800	161,799
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	3,400	1,276,611
Kintetsu Group Holdings Company Limited (Industrials, Road & rail)	4,800	162,992
Kirin Holdings Company Limited (Consumer staples, Beverages)	39,000	642,009
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	4,800	272,023
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	9,800	249,561
KOEI TECMO Holdings Company Limited (Communication services, Entertainment)	4,500	150,869
Komatsu Limited (Industrials, Machinery)	36,600	765,626
Konami Holdings Corporation (Communication services, Entertainment)	9,400	477,047
KOSE Corporation (Consumer staples, Personal products)	2,000	188,348
Kubota Corporation (Industrials, Machinery)	21,300	330,794
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	6,200	344,619
LIXIL Corporation (Industrials, Building products)	14,500	252,147
M3 Incorporated (Health care, Health care technology)	15,800	506,103
Marubeni Corporation (Industrials, Trading companies & distributors)	73,100	761,869
Mazda Motor Corporation (Consumer discretionary, Automobiles)	58,600	518,968
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	12,800	457,508
Meiji Holdings Company Limited (Consumer staples, Food products)	3,100	147,681
Minebea Company Limited (Industrials, Machinery)	7,100	122,028
Misumi Group Incorporated (Industrials, Machinery)	11,300	277,371
Mitsubishi Corporation (Industrials, Trading companies & distributors)	36,400	1,191,759
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	63,500	641,994
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	17,000	228,937
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	30,100	1,160,373
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	272,400	1,412,107
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	35,100	170,104
Mitsui & Company Limited (Industrials, Trading companies & distributors)	45,200	1,060,804
Mitsui Chemicals Incorporated (Materials, Chemicals)	31,100	698,678
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	18,300	370,403
Mitsui OSK Lines Limited (Industrials, Marine)	7,900	205,823
Mizuho Financial Group Incorporated (Financials, Banks)	28,370	324,847
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	8,300	247,638
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	15,600	840,004
NEC Corporation (Information technology, IT services)	8,900	324,598
Nexon Company Limited (Communication services, Entertainment)	32,100	639,178
NGK Insulators Limited (Industrials, Machinery)	40,700	581,093
Nidec Corporation (Industrials, Electrical equipment)	5,500	365,376
Nintendo Company Limited (Communication services, Entertainment)	3,200	1,309,910
Nippon Express Holdings Incorporated (Industrials, Air freight & logistics)	30,100	1,656,183
Nippon Steel Corporation (Materials, Metals & mining)	43,700	690,290
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	52,100	1,412,133
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,400	335,606
Nissan Chemical Industries Limited (Materials, Chemicals)	4,300	216,645
Nitto Denko Corporation (Materials, Chemicals)	8,100	499,225
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	18,300	$ 449,592
Nomura Research Institute Limited (Information technology, IT services)	1,200	32,297
NTT Data Corporation (Information technology, IT services)	41,767	587,760
Obayashi Corporation (Industrials, Construction & engineering)	38,500	266,289
Oji Holdings Corporation (Materials, Paper & forest products)	7,400	29,525
Olympus Corporation (Health care, Health care equipment & supplies)	37,000	787,998
Omron Corporation (Information technology, Electronic equipment, instruments & components)	3,900	205,242
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	16,800	401,019
Open House Group Company Limited (Consumer discretionary, Household durables)	1,800	70,448
Oracle Corporation (Japan) (Information technology, Software)	4,400	262,113
ORIX Corporation (Financials, Diversified financial services)	32,100	527,640
Osaka Gas Company Limited (Utilities, Gas utilities)	18,000	303,181
Otsuka Corporation (Information technology, IT services)	20,400	659,408
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	11,600	378,886
Pan Pacific International Holdings (Consumer discretionary, Multiline retail)	500	8,978
Persol Holdings Company Limited (Industrials, Professional services)	55,900	1,122,148
Recruit Holdings Company Limited (Industrials, Professional services)	31,000	985,508
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	34,100	322,877
Ricoh Company Limited (Information technology, Technology hardware, storage & peripherals)	33,100	260,148
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	2,900	216,972
SBI Holdings Incorporated (Financials, Capital markets)	6,800	133,621
SCSK Corporation (Information technology, IT services)	41,800	680,642
Secom Company Limited (Industrials, Commercial services & supplies)	1,300	82,822
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	9,100	142,996
Sekisui House Limited (Consumer discretionary, Household durables)	35,500	603,664
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	3,900	154,929
SG Holdings Company Limited (Industrials, Air freight & logistics)	16,600	275,340
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	700	20,444
Shimano Incorporated (Consumer discretionary, Leisure products)	500	88,455
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	6,600	766,476
Shionogi & Company Limited (Health care, Pharmaceuticals)	5,600	273,419
Shiseido Company Limited (Consumer staples, Personal products)	4,000	151,095
SMC Corporation (Industrials, Machinery)	800	379,543
SoftBank Corporation (Communication services, Wireless telecommunication services)	22,300	244,480
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	20,400	808,075
Sompo Holdings Incorporated (Financials, Insurance)	8,300	355,873
Sony Corporation (Consumer discretionary, Household durables)	23,500	1,868,328
Square Enix Company Limited (Communication services, Entertainment)	19,000	824,999
Subaru Corporation (Consumer discretionary, Automobiles)	19,200	349,006
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	7,533	102,244
Sumitomo Chemical Company Limited (Materials, Chemicals)	11,900	46,842
Sumitomo Corporation (Industrials, Trading companies & distributors)	42,900	603,414
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	4,200	132,160
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	20,000	603,265
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	8,200	$ 200,538
Suntory Beverage & Food Limited (Consumer staples, Beverages)	20,000	730,533
Sysmex Corporation (Health care, Health care equipment & supplies)	2,000	122,254
T&D Holdings Incorporated (Financials, Insurance)	13,900	151,805
Taisei Corporation (Industrials, Construction & engineering)	13,900	421,441
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	28,400	784,977
TDK Corporation (Information technology, Electronic equipment, instruments & components)	11,500	402,065
Terumo Corporation (Health care, Health care equipment & supplies)	12,300	394,850
TIS Incorporated (Information technology, Software)	24,300	691,984
Tobu Railway Company Limited (Industrials, Road & rail)	8,300	196,097
Toho Company Limited Tokyo (Communication services, Entertainment)	9,500	360,798
Tokio Marine Holdings Incorporated (Financials, Insurance)	20,600	1,141,639
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment) †	6,100	1,913,185
Tokyo Gas Company Limited (Utilities, Gas utilities)	17,400	326,445
Tokyu Corporation (Industrials, Road & rail)	36,900	438,658
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	29,600	464,857
Toray Industries Incorporated (Materials, Chemicals)	29,900	170,622
Toshiba Corporation (Industrials, Industrial conglomerates)	16,600	614,764
Tosoh Corporation (Materials, Chemicals)	41,100	531,416
Toyota Motor Corporation (Consumer discretionary, Automobiles)	237,700	3,557,194
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	8,300	290,567
Trend Micro Incorporated (Information technology, Software)	16,200	997,402
Unicharm Corporation (Consumer staples, Household products)	8,700	302,340
USS Company Limited (Consumer discretionary, Specialty retail)	21,400	377,643
Yakult Honsha Company Limited (Consumer staples, Food products)	3,800	224,754
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	22,700	470,441
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	11,200	174,597
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	28,000	488,693
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	57,400	1,268,725
		89,287,078
Luxembourg: 0.42%
ArcelorMittal SA (Materials, Metals & mining)	43,710	1,037,418
Eurofins Scientific SE (Health care, Life sciences tools & services)	12,571	869,765
Tenaris SA (Energy, Energy equipment & services)	1,897	25,950
		1,933,133
Netherlands: 4.60%
ABN AMRO Group NV (Financials, Banks) 144A	2,895	27,812
Adyen NV (Information technology, IT services) 144A†	337	520,040
Aegon NV (Financials, Insurance)	121,948	544,988
Airbus SE (Industrials, Aerospace & defense)	13,407	1,313,793
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	1,858	505,170
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	10,327	5,040,767
CNH Industrial NV (Industrials, Machinery)	11,771	143,313
Exor NV (Financials, Diversified financial services)	17,179	1,034,264
Heineken Holding NV (Consumer staples, Beverages)	2,318	164,434
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Netherlands: (continued)
Heineken NV (Consumer staples, Beverages)	5,219	$ 469,079
ING Groep NV (Financials, Banks)	114,385	1,002,521
JDE Peet's NV (Consumer staples, Food products)	871	26,858
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	50,100	1,378,091
Koninklijke DSM NV (Materials, Chemicals)	1,749	223,025
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	215,891	686,986
Koninklijke Philips NV (Health care, Health care equipment & supplies)	11,172	185,545
NN Group NV (Financials, Insurance)	19,620	806,342
OCI NV (Materials, Chemicals)	27,185	1,020,602
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	38,190	2,360,503
Qiagen NV (Health care, Life sciences tools & services) †	6,869	311,554
Randstad Holdings NV (Industrials, Professional services)	15,590	726,038
Stellantis NV (Consumer discretionary, Automobiles)	86,933	1,157,994
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	11,853	413,079
Universal Music Group NV (Communication services, Entertainment)	29,028	576,437
Wolters Kluwer NV (Communication services, Media)	3,571	349,218
		20,988,453
New Zealand: 0.28%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	127,861	589,665
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	10,158	121,608
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	177,298	586,487
		1,297,760
Norway: 0.98%
Aker BP ASA (Energy, Oil, gas & consumable fuels)	18,461	646,704
DNB Bank ASA (Financials, Banks)	13,482	256,347
Equinor ASA (Energy, Oil, gas & consumable fuels)	31,620	1,227,192
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	14,221	486,083
Mowi ASA (Consumer staples, Food products)	19,957	409,153
Norsk Hydro ASA (Materials, Metals & mining)	70,014	481,073
Orkla ASA (Consumer staples, Food products)	25,495	213,493
Salmar ASA (Consumer staples, Food products)	887	58,655
Telenor ASA (Communication services, Diversified telecommunication services)	11,366	124,378
Yara International ASA (Materials, Chemicals)	13,363	565,221
		4,468,299
Portugal: 0.18%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	32,753	353,699
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	20,407	452,459
		806,158
Singapore: 1.51%
Ascendas REIT (Real estate, Equity REITs)	73,000	147,125
CapitaLand Investments Limited (Real estate, Real estate management & development)	363,000	955,698
CapitaLand Mall Trust (Real estate, Equity REITs)	133,200	197,006
City Developments Limited (Real estate, Real estate management & development)	31,900	185,218
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Singapore: (continued)
DBS Group Holdings Limited (Financials, Banks)	47,513	$ 1,106,268
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	348,024	192,599
Keppel Corporation Limited (Industrials, Industrial conglomerates)	124,200	645,035
Mapletree Commercial Trust (Real estate, Equity REITs)	10,200	13,413
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	88,096	759,312
Singapore Exchange Limited (Financials, Capital markets)	2,100	14,251
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	97,169	258,931
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	119,700	224,720
United Overseas Bank Limited (Financials, Banks)	33,286	649,059
UOL Group Limited (Real estate, Real estate management & development)	43,773	216,580
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	69,000	901,474
Wilmar International Limited (Consumer staples, Food products)	155,685	449,369
		6,916,058
Spain: 2.24%
Acciona SA (Utilities, Electric utilities)	550	107,726
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	12,754	284,154
Aena SA (Industrials, Transportation infrastructure) 144A†	1,347	165,441
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	327,576	1,469,897
Banco Santander Central Hispano SA (Financials, Banks)	640,411	1,550,241
CaixaBank SA (Financials, Banks)	163,821	494,658
EDP Renováveis SA (Utilities, Independent power & renewable electricity producers)	549	13,314
Enagás SA (Utilities, Gas utilities)	14,288	260,900
Endesa SA (Utilities, Electric utilities)	9,440	161,915
Grifols SA (Health care, Biotechnology) †	8,266	99,924
Iberdrola SA (Utilities, Electric utilities)	138,416	1,441,145
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	30,634	661,432
Naturgy Energy Group SA (Utilities, Gas utilities)	10,608	292,512
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	27,342	499,888
Repsol SA (Energy, Oil, gas & consumable fuels)	98,565	1,280,170
Telefónica SA (Communication services, Diversified telecommunication services)	353,962	1,460,806
		10,244,123
Sweden: 2.82%
Alfa Laval AB (Industrials, Machinery)	6,997	186,592
Alleima AB (Materials, Metals & mining) ♦†	6,770	27,183
Assa Abloy AB Class B (Industrials, Building products)	9,446	191,319
Atlas Copco AB Class A (Industrials, Machinery)	57,983	588,587
Atlas Copco AB Class B (Industrials, Machinery)	21,568	196,394
Boliden AB (Materials, Metals & mining)	13,628	436,398
Electrolux AB (Consumer discretionary, Household durables)	6,274	79,335
Epiroc AB Class A (Industrials, Machinery)	31,175	477,003
Epiroc AB Class B (Industrials, Machinery)	24,608	335,009
EQT AB (Financials, Capital markets)	8,230	184,334
Ericsson LM Class B (Information technology, Communications equipment)	95,808	716,493
Essity Aktiebolag AB (Consumer staples, Household products)	22,797	505,712
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	5,158	412,657
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Sweden: (continued)
Fastighets AB (Real estate, Real estate management & development) †	51,416	$ 283,930
Getinge AB Class B (Health care, Health care equipment & supplies)	43,455	804,854
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	34,117	354,316
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	6,605	67,497
Husqvarna AB Class B (Industrials, Machinery)	98,235	660,967
Industrivarden AB Class A (Financials, Diversified financial services)	12,646	280,260
Indutrade AB (Industrials, Machinery)	2,286	42,328
Investor AB (Financials, Diversified financial services)	41,062	647,186
Investor AB Class A (Financials, Diversified financial services)	7,734	128,544
Kinnevik AB (Financials, Diversified financial services) †	55,157	784,940
Sagax AB Class B (Real estate, Real estate management & development)	7,191	154,657
Sandvik AB (Industrials, Machinery)	33,852	527,770
Securitas AB Class B (Industrials, Commercial services & supplies)	8,865	77,628
Sinch AB (Information technology, Software) 144A†	15,513	29,992
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	13,858	138,146
SKF AB Class B (Industrials, Machinery)	11,679	175,098
Swedbank AB Class A (Financials, Banks)	14,773	190,940
Swedish Orphan Biovitrum AB (Health care, Biotechnology) †	42,373	935,673
Tele2 AB Class B (Communication services, Wireless telecommunication services)	40,194	428,057
Telia Company AB (Communication services, Diversified telecommunication services)	87,631	308,438
Volvo AB Class A (Industrials, Machinery)	20,273	337,395
Volvo AB Class B (Industrials, Machinery)	66,004	1,045,522
Volvo Car AB Series B (Consumer discretionary, Automobiles) †	19,852	120,927
		12,862,081
Switzerland: 8.49%
ABB Limited (Industrials, Electrical equipment)	66,811	1,841,553
Adecco SA (Industrials, Professional services)	8,589	272,276
Alcon Incorporated (Health care, Health care equipment & supplies)	11,874	781,819
Bachem Holding AG (Health care, Life sciences tools & services)	1,041	72,086
Baloise Holding AG (Financials, Insurance)	2,056	296,719
Barry Callebaut AG (Consumer staples, Food products)	92	188,244
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	10	105,764
Clariant AG (Materials, Chemicals) †	20,510	378,683
Coca-Cola HBC AG (Consumer staples, Beverages)	7,899	180,250
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	13,343	1,492,127
Credit Suisse Group AG (Financials, Capital markets)	170	877
Geberit AG (Industrials, Building products)	596	275,379
Givaudan SA (Materials, Chemicals)	47	149,957
Julius Bär Gruppe AG (Financials, Capital markets)	9,582	462,999
LafargeHolcim Limited (Materials, Construction materials)	8,057	357,131
Lonza Group AG (Health care, Life sciences tools & services)	1,715	914,643
Nestle SA (Consumer staples, Food products)	76,214	8,918,785
Novartis AG (Health care, Pharmaceuticals)	66,681	5,393,694
Partners Group Holding AG (Financials, Capital markets)	645	622,588
Roche Holding AG (Health care, Pharmaceuticals)	19,644	6,330,109
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	2,014	769,264
Schindler Holding AG (Industrials, Machinery)	368	62,152
Schindler Holding AG Participation Certificate (Industrials, Machinery)	1,278	222,636
SGS SA (Industrials, Professional services)	99	218,016
Sika AG (Materials, Chemicals)	2,151	483,964
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Switzerland: (continued)
Sonova Holding AG (Health care, Health care equipment & supplies)	2,120	$ 558,564
Straumann Holding AG (Health care, Health care equipment & supplies)	1,283	140,595
Swiss Life Holding AG (Financials, Insurance)	715	373,714
Swiss Prime Site AG (Real estate, Real estate management & development)	2,110	181,464
Swiss Reinsurance AG (Financials, Insurance)	11,811	918,372
Swisscom AG (Communication services, Diversified telecommunication services)	898	464,293
Temenos AG (Information technology, Software)	4,818	394,566
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,233	541,492
The Swatch Group AG (Registered Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	512	23,285
UBS Group AG (Financials, Capital markets)	134,096	2,124,981
VAT Group AG (Industrials, Machinery) 144A	1,662	397,395
Zurich Insurance Group AG (Financials, Insurance)	4,166	1,849,285
		38,759,721
United Kingdom: 12.85%
3i Group plc (Financials, Capital markets)	74,130	1,043,475
Aberdeen plc (Financials, Capital markets)	60,651	103,073
Anglo American plc (Materials, Metals & mining)	38,794	1,246,624
Ashtead Group plc (Industrials, Trading companies & distributors)	1,692	83,124
Associated British Foods plc (Consumer staples, Food products)	3,238	57,186
AstraZeneca plc (Health care, Pharmaceuticals)	35,041	4,334,303
Auto Trader Group plc (Communication services, Interactive media & services) 144A	179,485	1,355,234
Aviva plc (Financials, Insurance)	70,394	341,498
BAE Systems plc (Industrials, Aerospace & defense)	140,191	1,262,574
Barclays plc (Financials, Banks)	565,913	1,079,021
Barratt Developments plc (Consumer discretionary, Household durables)	16,371	81,049
Berkeley Group Holdings (Consumer discretionary, Household durables)	150	6,350
BP plc (Energy, Oil, gas & consumable fuels)	527,100	2,693,442
British American Tobacco plc (Consumer staples, Tobacco)	54,525	2,183,876
BT Group plc (Communication services, Diversified telecommunication services)	290,168	507,591
Bunzl plc (Industrials, Trading companies & distributors)	8,788	291,447
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	23,212	469,548
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	65,939	1,418,417
Diageo plc (Consumer staples, Beverages)	57,776	2,510,158
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	21,661	318,690
Experian Group Limited plc (Industrials, Professional services)	7,732	234,631
Ferguson plc (Industrials, Trading companies & distributors)	7,706	892,417
Glencore plc (Materials, Metals & mining)	360,044	1,968,562
GSK plc (Health care, Pharmaceuticals)	127,624	2,040,071
Haleon plc (Consumer staples, Personal products) †	86,317	259,561
Halma plc (Information technology, Electronic equipment, instruments & components)	4,355	104,759
Hargreaves Lansdown plc (Financials, Capital markets)	45,088	426,856
HSBC Holdings plc (Financials, Banks)	621,988	3,810,823
Imperial Tobacco Group plc (Consumer staples, Tobacco)	35,959	790,805
Intercontinental Hotels Group plc (Consumer discretionary, Hotels, restaurants & leisure)	9,859	535,207
Intertek Group plc (Industrials, Professional services)	1,521	69,812
J Sainsbury plc (Consumer staples, Food & staples retailing)	72,758	171,735
JD Sports Fashion plc (Consumer discretionary, Specialty retail)	66,125	86,494
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Johnson Matthey plc (Materials, Chemicals)	28,258	$ 659,282
Kingfisher plc (Consumer discretionary, Specialty retail)	200,651	539,002
Land Securities Group plc (Real estate, Equity REITs)	57,043	430,242
Legal & General Group plc (Financials, Insurance)	63,954	187,326
Lloyds Banking Group plc (Financials, Banks)	1,839,994	932,428
London Stock Exchange Group plc (Financials, Capital markets)	1,727	161,995
Melrose Industries plc (Industrials, Industrial conglomerates)	91,547	144,466
Mondi plc (Materials, Paper & forest products)	512	8,691
National Grid plc (Utilities, Multi-utilities)	89,330	1,112,324
NatWest Group plc (Financials, Banks)	152,572	435,389
Next plc (Consumer discretionary, Multiline retail)	984	66,264
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	15
Persimmon plc (Consumer discretionary, Household durables)	8,937	152,922
Prudential plc (Financials, Insurance)	60,739	637,466
Reckitt Benckiser Group plc (Consumer staples, Household products)	19,134	1,476,410
RELX plc (Industrials, Professional services)	51,871	1,360,323
Rio Tinto plc (Materials, Metals & mining)	31,024	1,712,844
Segro plc (Real estate, Equity REITs)	36,348	396,665
Severn Trent plc (Utilities, Water utilities)	3,193	103,139
Shell plc (Energy, Oil, gas & consumable fuels)	213,601	5,653,600
Smith & Nephew plc (Health care, Health care equipment & supplies)	30,095	354,000
SSE plc (Utilities, Electric utilities)	36,290	695,415
Standard Chartered plc (Financials, Banks)	111,104	769,523
Taylor Wimpey plc (Consumer discretionary, Household durables)	163,612	205,257
Tesco plc (Consumer staples, Food & staples retailing)	350,330	1,011,848
The British Land Company plc (Real estate, Equity REITs)	112,198	559,667
The Sage Group plc (Information technology, Software)	119,262	988,526
Unilever plc (London Exchange) (Consumer staples, Personal products)	72,326	3,280,875
United Utilities Group plc (Utilities, Water utilities)	18,704	229,242
Vodafone Group plc (Communication services, Wireless telecommunication services)	897,070	1,201,044
WPP plc (Communication services, Media)	49,199	423,753
		58,668,356
Total Common stocks (Cost $437,488,490)		434,622,216

	Dividend yield
Preferred stocks: 0.29%
Germany: 0.29%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	4.22%	2,709	188,341
Henkel AG & Company KGaA (Consumer staples, Household products)	3.13	4,296	277,236
Volkswagen AG ADR (Consumer discretionary, Automobiles)	5.53	6,016	855,711
Total Preferred stocks (Cost $1,472,066)			1,321,288

The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.94%
Investment companies: 4.94%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	22,559,088	$ 22,559,088
Total Short-term investments (Cost $22,559,088)				22,559,088
Total investments in securities (Cost $461,519,644)	100.39%			458,502,592
Other assets and liabilities, net	(0.39)			(1,783,656)
Total net assets	100.00%			$456,718,936

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,971,045	$185,881,076	$(171,293,033)	$0	$0	$22,559,088	22,559,088	$69,396
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	193	9-16-2022	$18,224,759	$17,631,515	$0	$(593,244)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  19

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $438,960,556)	$ 435,943,504
Investments in affiliated securities, at value (cost $22,559,088)	22,559,088
Cash at broker segregated for futures contracts	1,350,000
Foreign currency, at value (cost $3,666,208)	3,555,070
Receivable for dividends	3,179,098
Prepaid expenses and other assets	3,054
Total assets	466,589,814
Liabilities
Payable for investments purchased	9,467,894
Payable for daily variation margin on open futures contracts	133,170
Advisory fee payable	34,615
Trustees’ fees and expenses payable	3,647
Accrued expenses and other liabilities	231,552
Total liabilities	9,870,878
Total net assets	$456,718,936
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced International Equity Portfolio

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $1,551,921)	$ 11,059,459
Income from affiliated securities	69,396
Total investment income	11,128,855
Expenses
Advisory fee	392,956
Custody and accounting fees	91,200
Professional fees	28,793
Interest holder report expenses	10,869
Trustees’ fees and expenses	10,982
Other fees and expenses	22,065
Total expenses	556,865
Less: Fee waivers and/or expense reimbursements	(145,571)
Net expenses	411,294
Net investment income	10,717,561
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(4,574,360)
Foreign currency and foreign currency translations	(346,511)
Futures contracts	(426,703)
Net realized losses on investments	(5,347,574)
Net change in unrealized gains (losses) on
Unaffiliated securities	(74,559,677)
Foreign currency and foreign currency translations	(150,158)
Futures contracts	(243,798)
Net change in unrealized gains (losses) on investments	(74,953,633)
Net realized and unrealized gains (losses) on investments	(80,301,207)
Net decrease in net assets resulting from operations	$(69,583,646)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  21

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 10,717,561	$ 19,181,627
Net realized gains (losses) on investments	(5,347,574)	74,172,092
Net change in unrealized gains (losses) on investments	(74,953,633)	(55,198,377)
Net increase (decrease) in net assets resulting from operations	(69,583,646)	38,155,342
Capital transactions
Transactions in investors’ beneficial interests
Contributions	74,337,368	111,767,336
Withdrawals	(184,566,163)	(191,154,689)
Net decrease in net assets resulting from capital transactions	(110,228,795)	(79,387,353)
Total decrease in net assets	(179,812,441)	(41,232,011)
Net assets
Beginning of period	636,531,377	677,763,388
End of period	$ 456,718,936	$ 636,531,377
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced International Equity Portfolio

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(13.28)%	5.25%	22.14%	1.23%	(2.91)%	8.99%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.20%	0.22%	0.24%	0.23%	0.21%
Net expenses	0.16% *	0.16% *	0.16% *	0.19%	0.20%	0.21%
Net investment income	4.09%	2.72%	2.25%	2.58%	3.03%	1.74%
Supplemental data
Portfolio turnover rate	22%	70%	92%	44%	47%	106%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.05%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced International Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign

24  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)
exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $479,762,706 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 38,645,374
Gross unrealized losses	(60,498,732)
Net unrealized losses	$(21,853,358)

Allspring Factor Enhanced International Equity Portfolio  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 29,428,360	$0	$ 29,428,360
Austria	0	340,860	0	340,860
Belgium	0	4,613,059	0	4,613,059
Canada	51,011,143	0	0	51,011,143
Denmark	0	11,676,054	0	11,676,054
Finland	0	3,925,615	0	3,925,615
France	0	37,451,227	0	37,451,227
Germany	0	24,965,807	0	24,965,807
Hong Kong	0	12,481,781	0	12,481,781
Ireland	0	2,345,480	0	2,345,480
Israel	1,841,981	2,337,554	0	4,179,535
Italy	0	5,972,075	0	5,972,075
Japan	0	89,287,078	0	89,287,078
Luxembourg	0	1,933,133	0	1,933,133
Netherlands	0	20,988,453	0	20,988,453
New Zealand	0	1,297,760	0	1,297,760
Norway	0	4,468,299	0	4,468,299
Portugal	0	806,158	0	806,158
Singapore	0	6,916,058	0	6,916,058
Spain	0	10,244,123	0	10,244,123
Sweden	0	12,862,081	0	12,862,081
Switzerland	0	38,759,721	0	38,759,721
United Kingdom	259,561	58,408,795	0	58,668,356
Preferred stocks
Germany	0	1,321,288	0	1,321,288
Short-term investments
Investment companies	22,559,088	0	0	22,559,088
Total assets	$75,671,773	$382,830,819	$0	$458,502,592
Liabilities
Futures contracts	$ 593,244	$ 0	$0	$ 593,244
Total liabilities	$ 593,244	$ 0	$0	$ 593,244
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the

Allspring Factor Enhanced International Equity Portfolio  |  27

Notes to financial statements (unaudited)
subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $110,061,284 and $214,510,536, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $83,861,616 in long futures contracts during the six months ended August 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

28  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Factor Enhanced International Equity Portfolio  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced International Equity Portfolio  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced International Equity Portfolio  |  33

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

34  |  Allspring Factor Enhanced International Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of August 31, 2022[1]
Apple Incorporated	6.01
Microsoft Corporation	5.02
Amazon.com Incorporated	2.83
Alphabet Incorporated Class A	1.70
Tesla Motors Incorporated	1.70
Alphabet Incorporated Class C	1.56
Berkshire Hathaway Incorporated Class B	1.34
UnitedHealth Group Incorporated	1.17
Exxon Mobil Corporation	1.08
Johnson & Johnson	1.04
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.95%
Communication services: 7.54%
Diversified telecommunication services: 0.79%
AT&T Incorporated	81,507	$ 1,429,633
Lumen Technologies Incorporated	54,302	540,848
Verizon Communications Incorporated	42,588	1,780,604
		3,751,085
Entertainment: 1.31%
Electronic Arts Incorporated	3,356	425,776
Live Nation Entertainment Incorporated †	3,394	306,682
Netflix Incorporated †	5,170	1,155,805
Playtika Holding Corporation	13,390	140,997
Spotify Technology SA †	1,188	128,482
Take-Two Interactive Software Incorporated †	1,932	236,786
The Madison Square Garden Company Class A	1,274	204,184
The Walt Disney Company †	18,330	2,054,426
Warner Bros. Discovery Incorporated †	7,460	98,770
World Wrestling Entertainment Incorporated Class A	22,315	1,517,643
		6,269,551
Interactive media & services: 4.39%
Alphabet Incorporated Class A †	75,134	8,131,001
Alphabet Incorporated Class C †	68,416	7,467,606
IAC/InterActiveCorp	702	45,118
Match Group Incorporated †	1,307	73,885
Meta Platforms Incorporated Class A †	28,140	4,584,850
Pinterest Incorporated Class A †	3,057	70,433
TripAdvisor Incorporated †	12,871	306,330
Zillow Group Incorporated Class A	5,648	188,643
Zillow Group Incorporated Class C	3,475	116,274
		20,984,140
Media: 0.83%
Altice USA Incorporated	10,375	103,750
Charter Communications Incorporated Class A †	1,000	412,630
Comcast Corporation Class A	42,655	1,543,684
Fox Corporation Class A	6,564	224,358
Interpublic Group of Companies Incorporated	705	19,486
Nexstar Media Group Incorporated Class A	4,768	912,214
Omnicom Group Incorporated	5,746	384,407
Sirius XM Holdings Incorporated	46,760	284,768
ViacomCBS Incorporated Class A	3,815	100,792
		3,986,089
Wireless telecommunication services: 0.22%
T-Mobile US Incorporated †	7,408	1,066,456
Consumer discretionary: 12.02%
Auto components: 0.32%
Aptiv plc †	3,166	295,799
BorgWarner Incorporated	7,776	293,155
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Auto components (continued)
Gentex Corporation	2,865	$ 78,186
Lear Corporation	6,050	838,772
		1,505,912
Automobiles: 2.74%
Ford Motor Company	120,713	1,839,666
General Motors Company	31,917	1,219,549
Harley-Davidson Incorporated	31,457	1,213,296
Tesla Motors Incorporated †	29,439	8,113,683
Thor Industries Incorporated	8,963	726,093
		13,112,287
Distributors: 0.08%
Genuine Parts Company	1,439	224,498
LKQ Corporation	3,097	164,822
		389,320
Diversified consumer services: 0.26%
Grand Canyon Education Incorporated †	2,257	183,675
H&R Block Incorporated	23,796	1,070,820
		1,254,495
Hotels, restaurants & leisure: 2.33%
Aramark	27,327	975,847
Booking Holdings Incorporated †	256	480,207
Boyd Gaming Corporation	14,735	802,026
Chipotle Mexican Grill Incorporated †	85	135,728
Choice Hotels International Incorporated	5,679	651,438
Churchill Downs Incorporated	433	85,340
Darden Restaurants Incorporated	2,263	279,956
Domino's Pizza Incorporated	1,834	681,991
Expedia Group Incorporated †	1,189	122,051
Hilton Worldwide Holdings Incorporated	4,213	536,568
Marriott International Incorporated Class A	4,487	689,831
Marriott Vacations Worldwide Corporation	425	60,529
McDonald's Corporation	8,071	2,036,152
Six Flags Entertainment Corporation	6,304	139,634
Starbucks Corporation	11,540	970,168
The Wendy's Company	2,161	41,448
Travel Leisure Company	20,873	885,015
Wyndham Hotels & Resorts Incorporated	8,625	563,558
Yum! Brands Incorporated	9,233	1,027,079
		11,164,566
Household durables: 0.14%
D.R. Horton Incorporated	512	36,429
Newell Rubbermaid Incorporated	357	6,372
PulteGroup Incorporated	3,832	155,809
Toll Brothers Incorporated	5,903	258,492
Whirlpool Corporation	1,332	208,591
		665,693
Internet & direct marketing retail: 3.01%
Amazon.com Incorporated †	106,734	13,530,669
eBay Incorporated	7,089	312,838
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Internet & direct marketing retail (continued)
Etsy Incorporated †	1,507	$ 159,154
Wayfair Incorporated Class A	7,796	410,927
		14,413,588
Leisure products: 0.21%
Hasbro Incorporated	4,125	325,133
Mattel Incorporated	13,932	308,176
Polaris Industries Incorporated	3,161	358,046
		991,355
Multiline retail: 0.32%
Dollar General Corporation	779	184,950
Dollar Tree Incorporated †	1,223	165,937
Kohl's Corporation	1,579	44,875
Macy's Incorporated	40,835	707,262
Nordstrom Incorporated	11,047	189,014
Target Corporation	1,519	243,556
		1,535,594
Specialty retail: 2.37%
AutoNation Incorporated †	11,578	1,442,619
AutoZone Incorporated †	220	466,226
Bath & Body Works Incorporated	2,917	108,892
Best Buy Company Incorporated	2,401	169,727
Dick's Sporting Goods Incorporated	2,447	260,287
Lithia Motors Incorporated Class A	412	109,361
Lowe's Companies Incorporated	7,853	1,524,581
O'Reilly Automotive Incorporated †	598	416,878
Penske Auto Group Incorporated	7,726	910,973
Petco Health & Wellness Company †	1,900	28,348
The Home Depot Incorporated	10,906	3,145,509
The TJX Companies Incorporated	12,001	748,262
Tractor Supply Company	1,371	253,841
Ulta Beauty Incorporated †	1,340	562,626
Victoria's Secret Corporation	21,950	734,008
Williams-Sonoma Incorporated	3,180	473,025
		11,355,163
Textiles, apparel & luxury goods: 0.24%
Capri Holdings Limited	5,166	243,732
Carter's Incorporated	472	34,857
HanesBrands Incorporated	18,685	162,746
Nike Incorporated Class B	5,066	539,276
PVH Corporation	797	44,831
Under Armour Incorporated Class A †	9,323	78,500
Under Armour Incorporated Class C	2,650	20,114
		1,124,056
Consumer staples: 6.30%
Beverages: 1.53%
Brown-Forman Corporation Class A	312	22,018
Brown-Forman Corporation Class B	1,542	112,103
Constellation Brands Incorporated Class A	1,809	445,104
Keurig Dr. Pepper Incorporated	4,744	180,841
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Beverages (continued)
Molson Coors Brewing Company Class B	12,090	$ 624,690
PepsiCo Incorporated	18,242	3,142,549
The Coca-Cola Company	45,319	2,796,635
		7,323,940
Food & staples retailing: 1.48%
Albertsons Companies LLC	20,106	553,116
BJ's Wholesale Club Holdings Incorporated	8,117	604,635
Costco Wholesale Corporation	4,510	2,354,671
Sysco Corporation	7,922	651,347
The Kroger Company	18,544	888,999
US Foods Holding Corporation	2,792	85,491
Walgreens Boots Alliance Incorporated	2,228	78,114
Walmart Incorporated	14,231	1,886,319
		7,102,692
Food products: 1.37%
Archer Daniels Midland Company	9,704	852,885
Bunge Limited	8,569	849,788
Campbell Soup Company	10,462	527,076
ConAgra Foods Incorporated	4,517	155,294
Flowers Foods Incorporated	25,331	691,536
General Mills Incorporated	10,402	798,874
Ingredion Incorporated	2,216	192,947
Kellogg Company	4,191	304,853
Lamb Weston Holdings Incorporated	1,494	118,818
Mondelez International Incorporated Class A	5,488	339,488
Pilgrim's Pride Corporation †	18,037	513,513
The Hershey Company	1,125	252,754
The J.M. Smucker Company	894	125,151
Tyson Foods Incorporated Class A	10,703	806,792
		6,529,769
Household products: 1.16%
Church & Dwight Company Incorporated	557	46,626
Colgate-Palmolive Company	10,816	845,919
Kimberly-Clark Corporation	4,505	574,478
Reynolds Consumer Products Incorporated	14,303	399,483
The Clorox Company	260	37,528
The Procter & Gamble Company	26,525	3,658,859
		5,562,893
Personal products: 0.21%
Coty Incorporated Class A	78,901	592,547
The Estee Lauder Companies Incorporated Class A	1,552	394,798
		987,345
Tobacco: 0.55%
Altria Group Incorporated	27,364	1,234,664
Philip Morris International Incorporated	14,736	1,407,141
		2,641,805
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Energy: 4.30%
Energy equipment & services: 0.13%
Baker Hughes Incorporated	7,031	$ 177,603
Schlumberger Limited	11,518	439,412
		617,015
Oil, gas & consumable fuels: 4.17%
Antero Resources Corporation	6,735	269,939
APA Corporation	23,446	916,973
Cheniere Energy Incorporated	5,457	874,102
Chevron Corporation	22,123	3,496,761
ConocoPhillips	9,784	1,070,859
Devon Energy Corporation	3,553	250,913
EOG Resources Incorporated	7,255	880,032
Exxon Mobil Corporation	54,026	5,164,345
HF Sinclair Corporation	1,844	97,050
Marathon Oil Corporation	20,580	526,642
Marathon Petroleum Corporation	10,040	1,011,530
Occidental Petroleum Corporation	13,759	976,889
Ovintiv Incorporated	23,064	1,225,621
Phillips 66	10,699	957,133
Targa Resources Corporation	16,245	1,108,396
Valero Energy Corporation	9,803	1,148,127
		19,975,312
Financials: 8.91%
Banks: 2.48%
Bank of America Corporation	69,372	2,331,593
Bank OZK	13,374	542,048
BOK Financial Corporation	806	71,629
Citigroup Incorporated	16,014	781,643
Citizens Financial Group Incorporated	4,974	182,446
Comerica Incorporated	3,455	277,437
Fifth Third Bancorp	11,697	399,453
FNB Corporation	15,658	186,643
JPMorgan Chase & Company	29,597	3,366,067
KeyCorp	10,073	178,191
M&T Bank Corporation	3,209	583,332
PNC Financial Services Group Incorporated	1,786	282,188
Popular Incorporated	6,662	514,440
Regions Financial Corporation	12,396	268,621
Synovus Financial Corporation	5,751	230,960
Truist Financial Corporation	13,217	619,084
US Bancorp	11,693	533,318
Wintrust Financial Corporation	4,008	338,035
Zions Bancorporation	3,484	191,725
		11,878,853
Capital markets: 2.67%
Affiliated Managers Group Incorporated	4,268	543,572
Ameriprise Financial Incorporated	1,780	477,058
Bank of New York Mellon Corporation	9,278	385,315
BlackRock Incorporated	1,790	1,192,838
Blue Owl Capital Incorporated	8,874	98,501
Cboe Global Markets Incorporated	3,482	410,772
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
Evercore Partners Incorporated Class A	3,490	$ 326,978
FactSet Research Systems Incorporated	1,495	647,843
Franklin Resources Incorporated	11,120	289,898
Intercontinental Exchange Incorporated	1,226	123,642
Invesco Limited	4,484	73,851
Janus Henderson Group plc	1,692	39,593
Jefferies Financial Group Incorporated	11,469	368,040
LPL Financial Holdings Incorporated	6,483	1,434,882
Moody's Corporation	90	25,607
Morgan Stanley	9,631	820,754
Morningstar Incorporated	1,989	453,472
Northern Trust Corporation	469	44,597
Raymond James Financial Incorporated	4,112	429,169
S&P Global Incorporated	1,272	447,973
SEI Investments Company	1,253	68,539
State Street Corporation	2,492	170,328
Stifel Financial Corporation	3,286	194,893
T. Rowe Price Group Incorporated	2,711	325,320
The Blackstone Group Incorporated Class A	8,334	782,896
The Carlyle Group Incorporated	2,512	81,715
The Charles Schwab Corporation	8,602	610,312
The Goldman Sachs Group Incorporated	2,564	852,966
Virtu Financial Incorporated Class A	46,538	1,068,512
		12,789,836
Consumer finance: 0.49%
Ally Financial Incorporated	2,714	90,105
American Express Company	5,104	775,808
Credit Acceptance Corporation	692	368,199
Discover Financial Services	2,472	248,411
SLM Corporation	41,377	632,241
Synchrony Financial	5,368	175,802
Upstart Holdings Incorporated	1,037	26,858
		2,317,424
Diversified financial services: 1.51%
Apollo Global Management Incorporated	1,105	61,416
Berkshire Hathaway Incorporated Class B †	22,785	6,398,028
Equitable Holdings Incorporated	2,553	75,952
Voya Financial Incorporated	10,827	666,185
		7,201,581
Insurance: 1.68%
AFLAC Incorporated	3,826	227,341
American Financial Group Incorporated	6,643	848,178
American International Group Incorporated	3,608	186,714
Aon plc Class A	1,035	289,034
Arch Capital Group Limited †	892	40,782
Assurant Incorporated	4,529	717,801
Axis Capital Holdings Limited	7,549	401,229
Chubb Limited	3,357	634,641
Erie Indemnity Company Class A	302	64,909
Everest Reinsurance Group Limited	904	243,221
Marsh & McLennan Companies Incorporated	4,455	718,903
MetLife Incorporated	6,368	409,653
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Old Republic International Corporation	1,062	$ 23,194
Progressive Corporation	6,852	840,398
Prudential Financial Incorporated	931	89,143
RenaissanceRe Holdings Limited	1,167	157,848
The Allstate Corporation	3,126	376,683
The Hanover Insurance Group Incorporated	432	55,896
The Hartford Financial Services Group Incorporated	3,972	255,439
The Travelers Companies Incorporated	2,874	464,553
UnumProvident Corporation	14,030	531,036
W.R. Berkley Corporation	5,184	335,923
Willis Towers Watson plc	661	136,715
		8,049,234
Mortgage REITs: 0.05%
AGNC Investment Corporation	16,803	200,796
New Residential Investment Corporation	5,261	49,611
		250,407
Thrifts & mortgage finance: 0.03%
Rocket Companies Incorporated Class A	2,269	17,925
UWM Holdings Corporation	29,119	105,411
		123,336
Health care: 13.91%
Biotechnology: 2.69%
AbbVie Incorporated	28,064	3,773,485
Amgen Incorporated	9,662	2,321,779
Biogen Incorporated	2,148	419,676
BioMarin Pharmaceutical Incorporated	4,492	400,686
Exelixis Incorporated †	23,192	411,426
Gilead Sciences Incorporated	23,275	1,477,264
Horizon Therapeutics plc †	1,427	84,493
Incyte Corporation	2,214	155,932
Ionis Pharmaceuticals Incorporated †	5,346	227,312
Moderna Incorporated †	4,200	555,534
Novavax Incorporated	17,243	569,709
Regeneron Pharmaceuticals Incorporated †	1,533	890,765
United Therapeutics Corporation †	1,949	441,682
Vertex Pharmaceuticals Incorporated †	4,034	1,136,620
		12,866,363
Health care equipment & supplies: 2.42%
Abbott Laboratories	23,188	2,380,248
Baxter International Incorporated	6,252	359,240
Becton Dickinson & Company	4,396	1,109,638
Boston Scientific Corporation †	15,218	613,438
Dentsply Sirona Incorporated	9,584	314,068
DexCom Incorporated †	1,142	93,884
Edwards Lifesciences Corporation †	5,671	510,957
Envista Holdings Corporation	16,239	602,305
Globus Medical Incorporated Class A †	1,235	73,100
Hologic Incorporated †	6,119	413,400
ICU Medical Incorporated †	2,513	399,567
IDEXX Laboratories Incorporated †	1,007	350,053
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Integra LifeSciences Holdings Corporation	5,324	$ 254,008
Intuitive Surgical Incorporated †	1,477	303,878
Masimo Corporation †	2,650	389,259
Medtronic plc	14,277	1,255,234
Quidlelothro Corporation	616	48,824
ResMed Incorporated	2,206	485,144
Stryker Corporation	3,957	811,976
Tandem Diabetes Care Incorporated	505	23,099
Teleflex Incorporated	1,753	396,634
Zimmer Biomet Holdings Incorporated	3,791	403,059
		11,591,013
Health care providers & services: 2.98%
Acadia Healthcare Company Incorporated	692	56,696
Centene Corporation †	9,436	846,787
Chemed Corporation	913	434,761
Cigna Corporation	4,922	1,395,141
CVS Health Corporation	25,726	2,525,007
DaVita HealthCare Partners Incorporated †	693	59,106
Elevance Health Incorporated	3,172	1,538,769
HCA Healthcare Incorporated	728	144,049
Henry Schein Incorporated †	1,646	120,833
Humana Incorporated	1,478	712,071
Molina Healthcare Incorporated †	1,029	347,154
Quest Diagnostics Incorporated	2,300	288,213
Tenet Healthcare Corporation	3,450	194,925
UnitedHealth Group Incorporated	10,804	5,610,841
		14,274,353
Health care technology: 0.11%
Certara Incorporated	5,017	78,616
Definitive Healthcare Corporation	17,004	341,440
Veeva Systems Incorporated Class A †	392	78,133
		498,189
Life sciences tools & services: 1.96%
Agilent Technologies Incorporated	4,828	619,191
Avantor Incorporated †	7,334	182,690
Bruker Corporation	3,618	202,608
Charles River Laboratories International Incorporated †	384	78,816
Danaher Corporation	7,324	1,976,821
IQVIA Holdings Incorporated †	4,309	916,352
Mettler-Toledo International Incorporated †	448	543,182
PerkinElmer Incorporated	2,565	346,429
QIAGEN NV †	9,599	436,083
Syneos Health Incorporated †	9,957	598,515
Thermo Fisher Scientific Incorporated	4,790	2,612,083
Waters Corporation †	2,026	604,964
West Pharmaceutical Services Incorporated	896	265,834
		9,383,568
Pharmaceuticals: 3.75%
Bristol-Myers Squibb Company	34,876	2,350,991
Eli Lilly & Company	10,263	3,091,523
Johnson & Johnson	30,776	4,965,400
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	31,157	$ 2,659,562
Organon & Company	17,594	501,957
Perrigo Company plc	1,626	60,845
Pfizer Incorporated	72,373	3,273,431
Viatris Incorporated	43,689	417,230
Zoetis Incorporated	3,930	615,163
		17,936,102
Industrials: 8.26%
Aerospace & defense: 1.61%
BWX Technologies Incorporated	2,384	124,278
Curtiss-Wright Corporation	1,042	153,372
General Dynamics Corporation	4,590	1,050,789
Howmet Aerospace Incorporated	14,419	510,865
Huntington Ingalls Industries Incorporated	1,192	274,470
L3Harris Technologies Incorporated	3,501	798,893
Lockheed Martin Corporation	3,511	1,475,006
Northrop Grumman Corporation	3,162	1,511,404
Raytheon Technologies Corporation	17,248	1,548,008
The Boeing Company †	1,527	244,702
		7,691,787
Air freight & logistics: 0.68%
C.H. Robinson Worldwide Incorporated	6,083	694,374
FedEx Corporation	1,983	418,036
GXO Logistics Incorporated †	1,266	56,185
United Parcel Service Incorporated Class B	8,057	1,567,167
XPO Logistics Incorporated	9,801	513,768
		3,249,530
Airlines: 0.10%
Copa Holdings SA Class A †	2,995	213,244
Delta Air Lines Incorporated †	8,975	278,853
		492,097
Building products: 0.39%
A.O. Smith Corporation	1,572	88,739
Builders FirstSource Incorporated †	7,145	418,768
Carlisle Companies Incorporated	619	183,014
Carrier Global Corporation	3,359	131,404
Johnson Controls International plc	8,122	439,725
Masco Corporation	2,792	142,029
Owens Corning Incorporated	2,922	238,815
Trane Technologies plc	1,465	225,713
		1,868,207
Commercial services & supplies: 0.56%
Cintas Corporation	1,446	588,291
Clean Harbors Incorporated	1,960	230,143
Republic Services Incorporated	5,263	751,135
Rollins Incorporated	3,566	120,388
Tetra Tech Incorporated	876	118,970
Waste Management Incorporated	5,225	883,182
		2,692,109
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Construction & engineering: 0.14%
AECOM Technology Corporation	8,468	$ 619,434
Quanta Services Incorporated	385	54,401
		673,835
Electrical equipment: 0.82%
Acuity Brands Incorporated	5,359	878,501
AMETEK Incorporated	101	12,136
Eaton Corporation plc	4,064	555,305
Emerson Electric Company	6,887	562,943
Hubbell Incorporated	3,505	723,082
nVent Electric plc	24,373	803,334
Regal Rexnord Corporation	639	87,920
Rockwell Automation Incorporated	239	56,629
Sensata Technologies Holding plc	1,857	74,800
Vertiv Holdings Company	14,799	170,632
		3,925,282
Industrial conglomerates: 0.66%
3M Company	6,624	823,694
General Electric Company	14,795	1,086,545
Honeywell International Incorporated	6,539	1,238,160
		3,148,399
Machinery: 1.30%
AGCO Corporation	4,990	542,463
Allison Transmission Holdings Incorporated	11,442	414,887
Caterpillar Incorporated	5,835	1,077,783
Crane Holdings Company	5,997	565,877
Cummins Incorporated	2,300	495,351
Deere & Company	2,506	915,317
ESAB Corporation	9,084	373,262
Flowserve Corporation	3,117	94,975
Illinois Tool Works Incorporated	2,045	398,427
ITT Incorporated	2,257	163,700
Lincoln Electric Holdings Incorporated	1,239	169,359
Otis Worldwide Corporation	971	70,126
PACCAR Incorporated	7,669	671,114
Parker-Hannifin Corporation	56	14,840
Snap-on Incorporated	654	142,480
The Timken Company	312	19,653
Wabtec Corporation	995	87,212
		6,216,826
Professional services: 0.94%
Booz Allen Hamilton Holding Corporation	5,364	513,335
CACI International Incorporated Class A	1,471	413,160
FTI Consulting Incorporated †	4,831	775,859
Jacobs Solutions Incorporated	1,286	160,210
KBR Incorporated	12,533	605,344
Leidos Holdings Incorporated	4,656	442,553
Manpower Incorporated	1,761	129,117
Robert Half International Incorporated	6,145	472,981
Science Applications International Corporation	10,647	969,622
		4,482,181
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Road & rail: 0.80%
Avis Budget Group Incorporated	92	$ 15,399
CSX Corporation	4,060	128,499
Hertz Global Holdings	434	8,012
J.B. Hunt Transport Services Incorporated	1,654	287,829
Landstar System Incorporated	4,167	611,007
Old Dominion Freight Line Incorporated	130	35,283
Ryder System Incorporated	9,524	728,015
Schneider National Incorporated Class B	43,786	1,000,948
Union Pacific Corporation	4,632	1,039,930
		3,854,922
Trading companies & distributors: 0.26%
MSC Industrial Direct Company Class A	550	43,566
Univar Incorporated	20,612	519,835
W.W. Grainger Incorporated	1,025	568,814
WESCO International Incorporated †	703	92,571
		1,224,786
Information technology: 27.05%
Communications equipment: 1.08%
Ciena Corporation †	5,222	264,964
Cisco Systems Incorporated	49,490	2,213,193
CommScope Holdings Incorporated †	114,370	1,292,381
F5 Networks Incorporated †	105	16,491
Juniper Networks Incorporated	26,683	758,331
Lumentum Holdings Incorporated †	2,570	214,724
Motorola Solutions Incorporated	1,698	413,310
		5,173,394
Electronic equipment, instruments & components: 0.91%
Arrow Electronics Incorporated †	10,902	1,142,639
Avnet Incorporated	26,683	1,171,117
CDW Corporation of Delaware	3,566	608,716
Jabil Circuit Incorporated	14,643	882,973
Keysight Technologies Incorporated †	387	63,425
TD SYNNEX Corporation	4,423	425,846
Vontier Corporation	1,832	40,157
		4,334,873
IT services: 4.84%
Accenture plc Class A	8,297	2,393,353
Akamai Technologies Incorporated †	3,001	270,930
Amdocs Limited	8,549	730,683
Automatic Data Processing Incorporated	3,119	762,315
Broadridge Financial Solutions Incorporated	475	81,306
Cognizant Technology Solutions Corporation Class A	21,483	1,357,081
Concentrix Corporation	7,635	960,330
DXC Technology Company †	29,397	728,458
EPAM Systems Incorporated †	835	356,128
Euronet Worldwide Incorporated	2,351	208,440
Fidelity National Information Services Incorporated	4,528	413,723
Fiserv Incorporated †	5,468	553,307
Gartner Incorporated †	2,322	662,513
Genpact Limited	6,471	304,008
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
IT services (continued)
Global Payments Incorporated	2,141	$ 265,976
Globant SA †	366	77,142
International Business Machines Corporation	14,576	1,872,287
Jack Henry & Associates Incorporated	4,273	821,271
Kyndryl Holdings Incorporated	111,789	1,164,841
MasterCard Incorporated Class A	8,744	2,836,291
Paychex Incorporated	3,184	392,715
PayPal Holdings Incorporated †	9,414	879,644
SS&C Technologies Holdings Incorporated	1,976	110,182
The Western Union Company	37,889	561,515
Thoughtworks Holding Incorporated †	51,102	672,502
Toast Incorporated Class A	17,918	339,188
VeriSign Incorporated †	560	102,043
Visa Incorporated Class A	16,535	3,285,670
		23,163,842
Semiconductors & semiconductor equipment: 4.08%
Advanced Micro Devices Incorporated †	15,436	1,310,053
Allegro MicroSystems Incorporated †	8,505	198,337
Analog Devices Incorporated	1,076	163,046
Applied Materials Incorporated	11,253	1,058,570
Broadcom Incorporated	4,967	2,479,079
Cirrus Logic Incorporated †	5,819	446,259
Entegris Incorporated	1,757	166,704
First Solar Incorporated	121	15,434
GlobalFoundries Incorporated	2,888	172,760
Intel Corporation	42,153	1,345,524
KLA Corporation	2,091	719,576
Lam Research Corporation	2,191	959,461
Lattice Semiconductor Corporation	5,996	323,184
Microchip Technology Incorporated	12,069	787,502
Micron Technology Incorporated	13,247	748,853
MKS Instruments Incorporated	654	65,145
Monolithic Power Systems Incorporated	34	15,408
NVIDIA Corporation	25,448	3,841,121
ON Semiconductor Corporation †	15,961	1,097,638
Qorvo Incorporated †	1,166	104,683
Qualcomm Incorporated	14,301	1,891,593
Teradyne Incorporated	1,914	162,001
Texas Instruments Incorporated	8,873	1,465,908
		19,537,839
Software: 9.97%
Adobe Incorporated †	5,551	2,072,970
Alteryx Incorporated Class A	3,914	243,920
AppLovin Corporation	4,716	116,155
Aspen Technology Incorporated	3,029	637,907
Atlassian Corporation plc Class A †	1,890	468,077
Autodesk Incorporated †	2,018	407,111
Cadence Design Systems Incorporated †	6,375	1,107,784
CCC Intelligent Solutions	55,412	529,739
Crowdstrike Holdings Incorporated Class A †	1,183	216,028
Datadog Incorporated Class A †	2,487	261,011
DocuSign Incorporated	2,374	138,214
Dolby Laboratories Incorporated Class A	9,420	689,921
Doubleverify Holdings Incorporated †	294	7,600
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Dropbox Incorporated Class A	47,328	$ 1,012,346
Dynatrace Incorporated †	2,426	92,625
Fair Isaac Corporation †	1,378	619,273
Fortinet Incorporated †	18,618	906,510
Guidewire Software Incorporated	3,268	234,348
Informatica Incorporated	15,910	351,134
Intuit Incorporated	2,916	1,259,070
Jamf Holding Corporation †	2,636	63,132
Manhattan Associates Incorporated	3,412	481,979
Microsoft Corporation	91,811	24,005,822
NCR Corporation †	19,683	611,157
New Relic Incorporated	15,510	941,612
NortonLifeLock Incorporated	6,928	156,504
Nutanix Incorporated Class A †	2,490	43,077
Oracle Corporation	24,569	1,821,791
Palantir Technologies Incorporated Class A	26,622	205,522
Palo Alto Networks Incorporated †	2,141	1,192,130
Paycor HCM Incorporated †	237	7,022
Pegasystems Incorporated	519	19,001
PTC Incorporated †	1,272	146,140
RingCentral Incorporated Class A	15,247	656,231
Roper Technologies Incorporated	1,095	440,825
Salesforce.com Incorporated †	8,954	1,397,898
ServiceNow Incorporated †	2,223	966,160
Smartsheet Incorporated Class A	11,306	376,151
Synopsys Incorporated †	3,042	1,052,593
Teradata Corporation	23,206	763,477
The Trade Desk Incorporated †	3,721	233,307
Workday Incorporated Class A	2,366	389,349
Zoom Video Communications Incorporated †	3,304	265,642
Zscaler Incorporated	499	79,461
		47,687,726
Technology hardware, storage & peripherals: 6.17%
Apple Incorporated	182,875	28,751,608
Hewlett Packard Enterprise Company	6,638	90,277
HP Incorporated	21,191	608,394
Western Digital Corporation †	1,687	71,293
		29,521,572
Materials: 2.66%
Chemicals: 1.50%
Ashland Global Holdings Incorporated	2,386	242,799
Celanese Corporation Series A	887	98,333
CF Industries Holdings Incorporated	9,333	965,592
Corteva Incorporated	3,476	213,531
Dow Incorporated	13,057	665,907
DuPont de Nemours Incorporated	1,756	97,704
Eastman Chemical Company	1,524	138,684
Huntsman Corporation	11,536	323,239
Linde plc	4,218	1,193,103
LyondellBasell Industries NV Class A	6,942	576,186
Olin Corporation	5,800	317,028
RPM International Incorporated	191	17,794
The Chemours Company	15,105	509,492
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
The Mosaic Company	11,617	$ 625,808
The Sherwin-Williams Company	1,473	341,883
Valvoline Incorporated	18,979	551,720
Westlake Chemical Corporation	3,190	314,630
		7,193,433
Construction materials: 0.16%
Eagle Materials Incorporated	6,193	740,807
Containers & packaging: 0.42%
Amcor plc	18,057	216,865
Berry Global Group Incorporated †	8,404	456,589
Crown Holdings Incorporated	4,120	373,231
Graphic Packaging Holding Company	5,796	129,077
International Paper Company	4,496	187,124
Packaging Corporation of America	549	75,169
Sealed Air Corporation	1,751	94,221
Silgan Holdings Incorporated	5,088	231,758
Sonoco Products Company	4,027	253,782
		2,017,816
Metals & mining: 0.58%
Alcoa Corporation	10,244	506,873
Cleveland-Cliffs Incorporated †	5,862	101,237
Newmont Corporation	4,279	176,979
Nucor Corporation	4,094	544,256
Reliance Steel & Aluminum Company	2,834	532,735
Steel Dynamics Incorporated	6,202	500,625
United States Steel Corporation	17,093	390,917
		2,753,622
Real estate: 2.44%
Equity REITs: 2.27%
American Tower Corporation	3,215	816,771
AvalonBay Communities Incorporated	258	51,835
Boston Properties Incorporated	2,206	175,223
Brixmor Property Group Incorporated	14,908	320,224
Crown Castle International Corporation	5,634	962,456
Digital Realty Trust Incorporated	2,501	309,199
EPR Properties	10,774	468,561
Equinix Incorporated	773	508,147
Equity Residential	1,160	84,889
Essex Property Trust Incorporated	301	79,783
Extra Space Storage Incorporated	1,853	368,247
Federal Realty Investment Trust	763	77,269
Gaming and Leisure Properties Incorporated	1,930	93,161
Healthpeak Properties Incorporated	3,952	103,740
Host Hotels & Resorts Incorporated	17,706	314,636
Invitation Homes Incorporated	1,198	43,463
Iron Mountain Incorporated	11,944	628,374
Lamar Advertising Company Class A	1,207	113,325
Life Storage Incorporated	1,625	206,781
Mid-America Apartment Communities Incorporated	1,743	288,763
Omega Healthcare Investors Incorporated	6,667	217,744
Orion Office Incorporated	551	5,438
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Park Hotels & Resorts Incorporated	44,890	$ 628,460
Prologis Incorporated	6,630	825,501
Public Storage Incorporated	1,307	432,395
Rayonier Incorporated	5,370	190,742
Regency Centers Corporation	11,549	702,641
SBA Communications Corporation	1,051	341,838
Simon Property Group Incorporated	4,005	408,430
SL Green Realty Corporation	768	33,923
Ventas Incorporated	2,463	117,879
VICI Properties Incorporated	3,305	109,032
Welltower Incorporated	2,617	200,593
Weyerhaeuser Company	15,924	543,964
WP Carey Incorporated	971	81,593
		10,855,020
Real estate management & development: 0.17%
CBRE Group Incorporated Class A †	4,015	317,024
Jones Lang LaSalle Incorporated	2,957	511,561
		828,585
Utilities: 2.56%
Electric utilities: 1.56%
Alliant Energy Corporation	1,300	79,352
American Electric Power Company Incorporated	4,504	451,301
Constellation Energy Corporation	2,400	195,816
Duke Energy Corporation	6,719	718,328
Edison International	5,901	399,911
Entergy Corporation	708	81,632
Eversource Energy	649	58,209
Exelon Corporation	17,015	747,129
FirstEnergy Corporation	6,598	260,951
Hawaiian Electric Industries Incorporated	2,837	110,983
IDACORP Incorporated	297	32,444
NextEra Energy Incorporated	13,039	1,109,097
NRG Energy Incorporated	13,946	575,691
OGE Energy Corporation	12,178	493,696
PG&E Corporation	44,243	545,516
PPL Corporation	16,955	493,051
The Southern Company	10,224	787,964
Xcel Energy Incorporated	4,251	315,637
		7,456,708
Gas utilities: 0.02%
National Fuel Gas Company	1,545	110,112
Independent power & renewable electricity producers: 0.20%
AES Corporation	19,349	492,432
Vistra Energy Corporation	18,459	456,860
		949,292
Multi-utilities: 0.70%
CenterPoint Energy Incorporated	611	19,265
CMS Energy Corporation	5,668	382,817
Consolidated Edison Incorporated	5,124	500,820
Dominion Energy Incorporated	7,438	608,428
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Multi-utilities (continued)
DTE Energy Company	5,769	$ 751,931
NiSource Incorporated	8,183	241,480
Public Service Enterprise Group Incorporated	6,069	390,601
Sempra Energy	1,730	285,398
WEC Energy Group Incorporated	1,779	183,486
		3,364,226
Water utilities: 0.08%
American Water Works Company Incorporated	2,473	367,117
Total Common stocks (Cost $392,396,906)		459,046,325

		Yield
Short-term investments: 3.73%
Investment companies: 3.73%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	17,829,605	17,829,605
Total Short-term investments (Cost $17,829,605)				17,829,605
Total investments in securities (Cost $410,226,511)	99.68%			476,875,930
Other assets and liabilities, net	0.32			1,525,950
Total net assets	100.00%			$478,401,880

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,689,254	$289,802,810	$(288,662,459)	$0	$0	$17,829,605	17,829,605	$55,628
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	91	9-16-2022	$18,588,122	$18,002,075	$0	$(586,047)
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $392,396,906)	$ 459,046,325
Investments in affiliated securities, at value (cost $17,829,605)	17,829,605
Cash at broker segregated for futures contracts	1,000,000
Receivable for dividends	738,268
Prepaid expenses and other assets	10,487
Total assets	478,624,685
Liabilities
Payable for daily variation margin on open futures contracts	134,579
Advisory fee payable	29,125
Custody and accounting fees payable	28,907
Professional fees payable	19,126
Trustees’ fees and expenses payable	1,611
Accrued expenses and other liabilities	9,457
Total liabilities	222,805
Total net assets	$478,401,880
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  19

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $19,795)	$ 4,354,822
Income from affiliated securities	55,628
Total investment income	4,410,450
Expenses
Advisory fee	286,556
Custody and accounting fees	22,391
Professional fees	28,279
Interest holder report expenses	8,814
Trustees’ fees and expenses	11,153
Other fees and expenses	11,002
Total expenses	368,195
Less: Fee waivers and/or expense reimbursements	(75,908)
Net expenses	292,287
Net investment income	4,118,163
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	55,266,148
Futures contracts	(2,759,976)
Net realized gains on investments	52,506,172
Net change in unrealized gains (losses) on
Unaffiliated securities	(103,898,001)
Futures contracts	424,104
Net change in unrealized gains (losses) on investments	(103,473,897)
Net realized and unrealized gains (losses) on investments	(50,967,725)
Net decrease in net assets resulting from operations	$ (46,849,562)
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 4,118,163	$ 10,050,800
Net realized gains on investments	52,506,172	148,144,573
Net change in unrealized gains (losses) on investments	(103,473,897)	(34,278,597)
Net increase (decrease) in net assets resulting from operations	(46,849,562)	123,916,776
Capital transactions
Transactions in investors’ beneficial interests
Contributions	77,683,664	80,236,932
Withdrawals	(303,170,313)	(257,231,310)
Net decrease in net assets resulting from capital transactions	(225,486,649)	(176,994,378)
Total decrease in net assets	(272,336,211)	(53,077,602)
Net assets
Beginning of period	750,738,091	803,815,693
End of period	$ 478,401,880	$ 750,738,091
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  21

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(8.49)%	15.65%	24.03%	4.00%	7.60%	11.92%
Ratios to average net assets (annualized)
Gross expenses	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10% *	0.10% *	0.10% *	0.11%	0.11%	0.12%
Net investment income	1.44%	1.23%	1.72%	2.10%	2.09%	1.94%
Supplemental data
Portfolio turnover rate	30%	50%	71%	25%	23%	75%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.03%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  23

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $410,213,482 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 90,638,149
Gross unrealized losses	(24,561,748)
Net unrealized gains	$ 66,076,401
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 36,057,321	$0	$0	$ 36,057,321
Consumer discretionary	57,512,029	0	0	57,512,029
Consumer staples	30,148,444	0	0	30,148,444
Energy	20,592,327	0	0	20,592,327
Financials	42,610,671	0	0	42,610,671
Health care	66,549,588	0	0	66,549,588
Industrials	39,519,961	0	0	39,519,961
Information technology	129,419,246	0	0	129,419,246
Materials	12,705,678	0	0	12,705,678
Real estate	11,683,605	0	0	11,683,605
Utilities	12,247,455	0	0	12,247,455
Short-term investments
Investment companies	17,829,605	0	0	17,829,605
Total assets	$476,875,930	$0	$0	$476,875,930
Liabilities
Futures contracts	$ 586,047	$0	$0	$ 586,047
Total liabilities	$ 586,047	$0	$0	$ 586,047
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  25

Notes to financial statements (unaudited)
the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $168,273,445 and $389,855,622, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $55,980,923 in long futures contracts during the six months ended August 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of August 31, 2022[1]
Shockwave Medical Incorporated	0.41
Qualys Incorporated	0.35
Siga Technologies Incorporated	0.32
ExlService Holdings Incorporated	0.29
Lantheus Holdings Incorporated	0.28
Halozyme Therapeutics Incorporated	0.27
Ironwood Pharmaceuticals Incorporated	0.27
Karuna Therapeutics Incorporated	0.27
Alpha Metallurgical Resource Incorporated	0.26
AMN Healthcare Services Incorporated	0.26
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.85%
Communication services: 2.82%
Diversified telecommunication services: 0.75%
ATN International Incorporated	269	$ 12,603
Charge Enterprises Incorporated †	39,207	95,273
Cogent Communications Group Incorporated	2,484	132,273
Consolidated Communications Holdings Incorporated †	3,470	19,918
Echostar Corporation Class A †	8,520	156,853
Globalstar Incorporated †	16,700	33,400
IDT Corporation Class B †	2,689	68,758
Iridium Communications Incorporated †	5,186	230,207
Liberty Latin America Class A †	14,843	103,901
Liberty Latin America Class C †	467	3,255
Ooma Incorporated †	3,978	48,134
Radius Global Infrastructure Incorporated Class A †	350	4,820
		909,395
Entertainment: 0.26%
Akazoo SA ♦†	5,400	0
Chicken Soup for the Soul Entertainment Incorporated †	28	241
Cinemark Holdings Incorporated †	6,067	85,423
IMAX Corporation †	4,619	72,426
Lions Gate Entertainment Class A †	2,908	28,644
Lions Gate Entertainment Class B †	2,957	27,589
Marcus Corporation	5,676	91,327
The Madison Square Garden Entertainment Corporation †	204	11,334
		316,984
Interactive media & services: 0.93%
Actua Corporation ♦†	9,483	0
Arena Group Holdings Incorporated †	7,141	75,123
Bumble Incorporated Class A †	3,728	93,386
CarGurus Incorporated †	4,566	85,384
Cars.com Incorporated †	12,816	163,404
DHI Group Incorporated †	21,129	107,758
Eventbrite Incorporated Class A †	1,738	12,357
EverQuote Incorporated Class A †	6,895	59,642
FuboTV Incorporated †	6,816	24,674
Leafly Holdings Incorporated †	12,721	20,099
Outbrain Incorporated †	6,269	27,646
QuinStreet Incorporated †	4,163	49,998
TrueCar Incorporated †	19,518	42,549
Yelp Incorporated †	4,123	140,883
Ziff Davis Incorporated	2,057	158,965
Ziprecruiter Incorporated Class A †	3,769	62,867
		1,124,735
Media: 0.81%
AdTheorent Holding Company Incorporated †	884	2,334
AMC Networks Incorporated Class A †	2,855	76,485
Audacy Incorporated †	107,240	59,154
Clear Channel Outdoor Holdings †	11,152	17,843
Entravision Communications Corporation Class A	23,141	117,556
Gannett Company Incorporated †	27,552	63,921
Gray Television Incorporated	1,265	24,162
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Media (continued)
iHeartMedia Incorporated Class A †	5,495	$ 48,631
John Wiley & Sons Incorporated Class A	701	32,267
Loyalty Ventures Incorporated †	56,863	119,981
PubMatic Incorporated Class A †	1,947	38,103
Scholastic Corporation	619	28,418
Sinclair Broadcast Group Incorporated Class A	6,674	147,429
TechTarget Incorporated †	179	11,617
Thryv Holdings Incorporated †	3,815	97,588
Urban One Incorporated Class A †	10,909	59,563
Urban One Incorporated Class D †	7,771	32,560
		977,612
Wireless telecommunication services: 0.07%
Gogo Incorporated †	3,329	49,469
NII Holdings Incorporated ♦‡	14,979	7,490
Telephone & Data Systems Incorporated	2,147	34,932
		91,891
Consumer discretionary: 10.15%
Auto components: 1.20%
Adient plc †	6,787	225,328
American Axle & Manufacturing Holdings Incorporated †	15,879	164,348
Dana Incorporated	5,738	88,767
Dorman Products Incorporated †	739	66,990
Fox Factory Holding Corporation †	711	66,272
Gentherm Incorporated †	1,447	86,675
LCI Industries	1,197	138,696
Modine Manufacturing Company †	3,597	53,883
Patrick Industries Incorporated	1,385	73,363
Standard Motor Products Incorporated	2,245	82,392
The Goodyear Tire & Rubber Company †	15,077	211,530
Visteon Corporation †	1,395	167,163
XPEL Incorporated †	401	27,481
		1,452,888
Automobiles: 0.48%
Canoo Incorporated †	14,691	46,864
Cenntro Electric Group Limited †	29,940	39,521
Fisker Incorporated †	5,818	52,537
Lordstown Motors Corporation Class A †	2	4
Mullen Automotive Incorporated †	156,656	104,490
Winnebago Industries Incorporated	4,355	250,761
Workhorse Group Incorporated †	26,152	81,856
		576,033
Distributors: 0.10%
Funko Incorporated Class A †	5,370	119,590
Diversified consumer services: 0.81%
Adtalem Global Education Incorporated †	873	32,903
American Public Education Incorporated †	377	3,894
Beachbody Company Incorporated †	2,284	2,649
Carriage Services Incorporated	3,557	125,953
Frontdoor Incorporated †	2,454	57,620
Graham Holdings Company Class B	194	109,693
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Diversified consumer services (continued)
Laureate Education Incorporated Class A	12,830	$ 141,387
Perdoceo Education Corporation †	8,611	99,715
Powerschool Holdings Incorporated Class A †	2,382	42,876
Strategic Education Incorporated	1,135	73,435
Stride Incorporated †	4,642	177,046
Universal Technical Institute Incorporated †	8,787	60,279
Vivint Smart Home Incorporated †	6,012	37,635
WW International Incorporated †	3,251	16,970
		982,055
Hotels, restaurants & leisure: 2.59%
Accel Entertainment Incorporated †	4,820	45,356
Biglari Holdings Incorporated Class B †	772	104,112
BJ's Restaurants Incorporated †	956	23,976
Bloomin' Brands Incorporated	8,928	180,524
Bluegreen Vacations Holding	8,243	171,784
Bowlero Corporation †	3,269	38,640
Brinker International Incorporated †	2,511	61,545
Cracker Barrel Old Country Store Incorporated	1,069	115,388
Dave & Buster's Entertainment Incorporated †	2,071	85,615
Denny’s Corporation †	2,767	26,148
Dine Brands Global Incorporated	1,901	126,607
El Pollo Loco Holdings Incorporated †	8,067	73,006
Everi Holdings Incorporated †	7,914	146,409
Full House Resorts Incorporated †	1,510	10,177
Golden Entertainment Incorporated †	2,832	108,352
Hilton Grand Vacations Incorporated †	1,917	78,175
Inspirato Incorporated †	4,364	12,176
Inspired Entertainment Incorporated †	3,272	34,258
International Game Technology plc	7,945	142,533
Jack In The Box Incorporated	541	43,204
Krispy Kreme Incorporated	2,736	32,148
Monarch Casino & Resort Incorporated †	1,064	64,255
Noodles & Company †	1,996	9,481
Papa John's International Incorporated	2,220	179,443
Portillo's Incorporated Class A †	1,403	30,894
RCI Hospitality Holdings Incorporated	715	46,625
Red Rock Resorts Incorporated Class A	4,895	187,087
Ruth's Hospitality Group Incorporated	6,844	124,698
Scientific Games Corporation †	3,352	165,019
SeaWorld Entertainment Incorporated †	3,322	166,931
Target Hospitality Corporation †	3,498	46,488
Texas Roadhouse Incorporated	2,354	208,941
The Cheesecake Factory Incorporated	2,259	69,171
The ONE Group Hospitality Incorporated †	14,570	104,030
Wingstop Incorporated	439	49,985
Xponential Fitness Incorporated Class A †	1,318	24,159
		3,137,340
Household durables: 1.21%
Beazer Homes Incorporated †	6,940	98,826
Cavco Industries Incorporated †	239	55,928
Century Communities Incorporated	1,965	91,746
Dream Finders Homes Incorporated †	966	11,930
Ethan Allen Interiors Incorporated	2,065	49,085
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Household durables (continued)
GoPro Incorporated Class A †	6,655	$ 40,529
Green Brick Partners Incorporated †	1,850	45,066
Helen of Troy Limited †	490	60,579
Hovnanian Enterprises Incorporated Class A †	253	10,143
KB Home Incorporated	3,399	97,381
La-Z-Boy Incorporated	936	24,701
Legacy Housing Corporation †	3,014	51,509
LGI Homes Incorporated †	426	40,432
Lifetime Brands Incorporated	3,093	27,590
M/I Homes Incorporated †	854	36,927
MDC Holdings Incorporated	1,614	50,163
Meritage Corporation †	1,397	109,455
Purple Innovation Incorporated †	2,154	6,160
Skyline Champion Corporation †	2,297	130,171
Snap One Holdings Corporation †	523	5,852
Sonos Incorporated †	2,807	42,217
Taylor Morrison Home Corporation †	6,163	154,753
The Lovesac Company †	1,438	44,362
TRI Pointe Homes Incorporated †	4,775	82,751
Tupperware Brands Corporation †	7,454	83,783
Vizio Holding Corporation Class A †	913	9,787
		1,461,826
Internet & direct marketing retail: 0.92%
1-800-Flowers.com Incorporated Class A †	8,574	74,422
A.K.A. Brands Holding Corporation †	11,124	23,138
BARK Incorporated †	30,335	70,377
CarParts.com Incorporated †	5,239	33,949
ContextLogic Incorporated Class A †	35,619	46,305
Duluth Holdings Incorporated Class B †	12,641	112,126
Groupon Incorporated †	12,482	123,697
Lands End Incorporated †	4,178	57,740
Liquidity Services Incorporated †	4,779	83,585
LuLu's Fashion Lounge Holdings Incorporated †	7,007	44,705
Overstock.com Incorporated †	3,580	93,438
PetMed Express Incorporated	2,725	56,053
Porch Group Incorporated †	5,154	11,081
Quotient Technology Incorporated †	19,468	36,210
Revolve Group Incorporated †	1,801	42,305
RumbleOn Incorporated Class B †	3,592	78,485
Shutterstock Incorporated	1,270	70,371
Stitch Fix Incorporated Class A †	8,652	43,433
The RealReal Incorporated †	3,282	7,023
ThredUp Incorporated Class A †	2,162	5,210
		1,113,653
Leisure products: 0.50%
Acushnet Holdings Corporation	1,366	65,090
Latham Group Incorporated †	9,493	54,205
Malibu Boats Incorporated Class A †	1,246	74,797
Mastercraft Boat Holdings Incorporated †	3,959	95,372
Smith & Wesson Brands Incorporated	9,262	123,185
Solo Brands Incorporated Class A †	16,630	69,015
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Leisure products (continued)
Sturm, Ruger & Company Incorporated	996	$ 52,041
Vista Outdoor Incorporated †	2,517	70,778
		604,483
Multiline retail: 0.09%
Dillard's Incorporated Class A	311	92,131
Franchise Group Incorporated	682	23,113
		115,244
Specialty retail: 1.74%
Abercrombie & Fitch Company Class A †	3,002	43,199
Academy Sports & Outdoors Corporation	4,446	191,534
ARKO Corporation	1,183	11,274
Asbury Automotive Group Incorporated †	627	109,399
Big 5 Sporting Goods Corporation	870	10,649
Boot Barn Holdings Incorporated †	749	49,898
Build-A-Bear Workshop Incorporated	5,028	77,029
Caleres Incorporated	2,933	74,850
Chico's FAS Incorporated †	6,142	34,887
Children's Place Retail Stores Incorporated †	237	9,997
Citi Trends Incorporated †	3,361	67,892
Conn's Incorporated †	3,512	33,750
Designer Brands Incorporated Class A	2,811	47,956
Destination XL Group Incorporated †	16,027	88,309
Express Incorporated †	58,045	88,228
Foot Locker Incorporated	660	24,314
Genesco Incorporated †	222	12,561
Group 1 Automotive Incorporated	810	144,658
Hibbett Incorporated	1,620	94,932
Murphy USA Incorporated	730	211,824
ODP Corporation †	1,481	52,946
Onewater Marine Incorporated Class A †	1,346	53,638
Party City Holdco Incorporated †	84,003	165,486
Rent-A-Center Incorporated	180	4,651
Sally Beauty Holdings Incorporated †	4,775	71,052
Signet Jewelers Limited	2,498	163,263
Sonic Automotive Incorporated Class A	831	44,201
The Buckle Incorporated	1,352	43,643
Tilly's Incorporated Class A	2,159	16,193
TravelCenters of America Incorporated †	1,107	59,867
Zumiez Incorporated †	324	8,411
		2,110,491
Textiles, apparel & luxury goods: 0.51%
Crocs Incorporated †	2,707	199,506
Fossil Group Incorporated †	6,401	27,076
Kontoor Brands Incorporated	1,599	59,531
Movado Group Incorporated	3,205	102,207
Oxford Industries Incorporated	1,220	130,211
Rocky Brands Incorporated	321	8,388
Steven Madden Limited	2,603	75,773
Superior Uniform Group Incorporated	388	4,311
Unifi Incorporated †	638	7,248
Wolverine World Wide Incorporated	225	4,397
		618,648
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Consumer staples: 3.50%
Beverages: 0.64%
Celsius Holdings Incorporated †	1,872	$ 193,733
Coca Cola Bottling Corporation	268	127,120
Duckhorn Portfolio Incorporated †	1,207	22,016
MGP Ingredients Incorporated	1,313	143,721
National Beverage Corporation	2,409	133,603
Primo Water Corporation	5,730	75,292
Vita Coco Company Incorporated †	5,135	76,974
		772,459
Food & staples retailing: 0.41%
Ingles Markets Incorporated Class A	458	40,089
SpartanNash Company	3,718	113,139
Sprouts Farmers Market Incorporated †	5,784	167,158
The Andersons Incorporated	944	34,956
The Chef's Warehouse Incorporated †	121	4,034
United Natural Foods Incorporated †	3,172	139,822
		499,198
Food products: 1.36%
Alico Incorporated	1,555	52,792
B&G Foods Incorporated	3,076	66,626
BRC Incorporated †	1,158	11,291
Calavo Growers Incorporated	1,101	46,286
Cal-Maine Foods Incorporated	3,768	202,002
Fresh Del Monte Produce Incorporated	4,365	119,339
Hain Celestial Group Incorporated †	3,447	69,836
Hostess Brands Incorporated †	9,494	220,071
J & J Snack Foods Corporation	598	89,120
John B. Sanfilippo & Son Incorporated	719	58,045
Lancaster Colony Corporation	547	92,197
Landec Corporation †	7,271	76,346
Seneca Foods Corporation Class A †	1,131	59,751
SunOpta Incorporated †	12,173	120,878
Tattooed Chef Incorporated †	2,118	14,106
The Simply Good Foods Company †	5,074	155,011
Tootsie Roll Industries Incorporated	1,686	60,409
TreeHouse Foods Incorporated †	2,887	134,534
		1,648,640
Household products: 0.16%
Central Garden & Pet Company †	1,843	73,573
Energizer Holdings Incorporated	1,648	46,309
WD-40 Company	375	70,935
		190,817
Personal products: 0.75%
Beauty Health Company †	1,183	13,723
Bellring Brands Incorporated †	5,659	134,062
e.l.f. Beauty Incorporated †	2,975	113,437
Edgewell Personal Care Company	3,717	144,814
Herbalife Nutrition Limited †	7,229	188,605
Inter Parfums Incorporated	412	32,350
Medifast Incorporated	515	64,622
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Personal products (continued)
Natures Sunshine Products Incorporated †	7,074	$ 68,618
NU Skin Enterprises Incorporated Class A	2,308	94,490
Thorne Healthtech Incorporated †	6,077	28,440
USANA Health Sciences Incorporated †	341	22,001
		905,162
Tobacco: 0.18%
Universal Corporation	1,234	62,983
Vector Group Limited	16,047	157,261
		220,244
Energy: 4.87%
Energy equipment & services: 1.17%
Archrock Incorporated	3,241	23,951
Borr Drilling Limited †	6,516	26,129
Bristow Group Incorporated †	1,134	32,897
Cactus Incorporated Class A	3,330	133,034
ChampionX Corporation	7,122	155,331
Helmerich & Payne Incorporated	3,302	141,161
Liberty Oilfield Services Class A †	4,226	63,390
Nabors Industries Limited †	100	13,251
Nextier Oilfield Solutions Incorporated †	8,440	79,083
Noble Corporation †	1,811	54,964
Oceaneering International Incorporated †	1,878	16,620
Oil States International Incorporated †	113	554
Patterson-UTI Energy Incorporated	10,578	157,612
ProPetro Holding Corporation †	8,365	76,623
RPC Incorporated	2,081	16,544
Select Energy Services Incorporated Class A †	437	3,107
Solaris Oilfield Infrastructure Incorporated Class A	1,809	19,356
Tetra Technologies Incorporated †	25,299	100,690
Tidewater Incorporated †	1,547	34,282
US Silica Holdings Incorporated †	2,883	40,448
Valaris Limited †	2,490	126,940
Weatherford International plc †	3,379	95,085
		1,411,052
Oil, gas & consumable fuels: 3.70%
Aemetis Incorporated †	1,339	12,212
Alto Ingredients Incorporated †	9,028	39,001
Arch Resources Incorporated	1,192	173,531
Ardmore Shipping Corporation †	5,506	53,078
Berry Corporation	7,743	70,848
Brigham Minerals Incorporated Class A	1,949	57,983
California Resources Corporation	3,912	195,444
Callon Petroleum Company †	3,475	147,896
Centrus Energy Corporation Class A †	2,413	120,192
Chord Energy Corporation	1,675	237,096
Civitas Resources Incorporated	1,325	89,027
CNX Resources Corporation †	2,463	43,521
Comstock Resources Incorporated †	2,555	50,078
Consol Energy Incorporated	2,932	210,459
CVR Energy Incorporated	3,475	113,494
Delek US Holdings Incorporated	1,675	47,319
Denbury Incorporated †	2,318	206,140
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
DHT Holdings Incorporated	3,553	$ 27,749
Dorian LPG Limited	4,067	59,175
Earthstone Energy Incorporated Class A †	1,433	21,782
Equitrans Midstream Corporation	7,286	67,541
Flex LNG Limited	1,345	44,479
Golar LNG Limited †	314	8,563
Gulfport Energy Corporation †	37	3,617
Kosmos Energy Limited †	25,693	181,650
Laredo Petroleum Incorporated †	1,588	123,245
Magnolia Oil & Gas Corporation Class A	9,318	222,421
Matador Resources Company	4,712	280,835
Murphy Oil Corporation	8,079	314,839
Northern Oil and Gas Incorporated	3,395	107,418
Par Pacific Holdings Incorporated †	1,242	23,350
PBF Energy Incorporated Class A †	4,487	153,276
Peabody Energy Corporation †	7,181	177,083
Permian Resources Corporation †	8,692	71,535
Ranger Oil Corporation Class A	304	11,853
Rex American Resources Corporation †	789	23,907
Riley Exploration Permian Incorporated	977	24,562
Ring Energy Incorporated †	3,976	12,882
Sandridge Energy Incorporated †	344	7,217
Scorpio Tankers Incorporated	1,520	63,232
SFL Corporation Limited	11,016	117,871
Sitio Royalties Corporation	528	13,432
SM Energy Company	4,336	191,088
Southwestern Energy Company †	29,519	221,097
Talos Energy Incorporated †	537	11,132
Teekay Tankers Limited Class A †	616	15,154
Vaalco Energy Incorporated	2,764	13,848
		4,483,152
Financials: 14.81%
Banks: 8.28%
1st Source Corporation	569	26,851
Amalgamated Financial Corporation	1,743	39,218
Amerant Bancorp Incorporated Class A	1,374	35,985
American National Bankshares Incorporated	963	31,712
Ameris Bancorp	2,258	105,403
Associated Banc Corporation	7,481	149,919
Atlantic Union Bankshares Corporation	3,695	119,903
Banc of California Incorporated	2,708	45,711
BancFirst Corporation	1,309	141,189
Bank First Corporation	301	24,462
Bank of N.T. Butterfield & Son Limited	2,174	70,916
BankUnited Incorporated	3,414	126,489
Bankwell Financial Group Incorporated	1,768	55,727
Banner Corporation	1,628	98,917
Bar Harbor Bankshares	745	21,106
Baycom Corporation	3,445	64,111
BCB Bancorp Incorporated	4,770	85,860
Berkshire Hills Bancorp Incorporated	2,409	67,958
Brookline Bancorp Incorporated	6,612	82,452
Business First Bancshares Incorporated	415	9,790
Byline Bancorp Incorporated	1,650	35,987
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Cadence Bank	5,362	$ 136,624
Cambridge Bancorp	156	12,828
Camden National Corporation	625	28,269
Capital Bancorp Incorporated	870	21,550
Capital City Bank Group Incorporated	1,221	38,987
Carter Bankshares Incorporated †	7,242	119,276
Cathay General Bancorp	3,957	165,957
Central Pacific Financial Company	612	13,335
City Holding Company	1,104	93,851
Civista Bancshares Incorporated	672	14,213
CNB Financial Corporation	2,711	71,354
Coastal Financial Corporation †	588	23,638
Columbia Banking System Incorporated	1,419	42,499
Community Bank System Incorporated	1,061	69,368
Community Trust Bancorp	1,570	66,333
ConnectOne Bancorp Incorporated	2,915	72,962
CrossFirst Bankshares Incorporated †	3,586	47,263
Customers Bancorp Incorporated †	1,432	49,676
CVB Financial Corporation	6,381	167,437
Eagle Bancorp Incorporated	552	26,789
Eastern Bankshares Incorporated	3,560	69,064
Enterprise Financial Service Corporation	394	18,014
Equity Bancshares Incorporated Class A	301	9,400
Esquire Financial Holdings Class I	1,664	62,200
Farmers & Merchants Banco	1,062	30,331
Farmers National Banc Corporation	1,461	20,878
FB Financial Corporation	171	6,775
Financial Institutions Incorporated	966	25,145
First Bancorp Incorporated	161	4,669
First Bancorp of North Carolina	138	5,025
First Bancorp of Puerto Rico	10,688	152,838
First Bank	5,674	85,053
First Busey Corporation	771	17,733
First Business Financial Services Incorporated	2,825	94,016
First Commonwealth Financial Corporation	6,809	91,785
First Financial Bancorp	3,807	82,155
First Financial Bankshares Incorporated	2,008	85,360
First Financial Corporation	1,697	78,911
First Foundation Incorporated	346	6,560
First Guaranty Bancshares Incorporated	2,605	58,039
First Internet Bancorp	627	22,992
First Interstate BancSystem Class A	1,237	49,802
First Merchants Corporation	1,544	61,482
First of Long Island Corporation	625	11,506
First Western Financial Incorporated †	368	9,763
Five Star Bancorp	1,517	38,577
Flushing Financial Corporation	1,113	22,983
Fulton Financial Corporation	7,558	122,666
Glacier Bancorp Incorporated	2,556	129,538
Great Southern Bancorp Incorporated	1,840	108,155
Guaranty Bancshares Incorporated	1,172	40,610
Hancock Whitney Corporation	3,898	188,001
Hanmi Financial Corporation	4,920	121,622
HarborOne Bancorp Incorporated	3,080	42,011
HBT Financial Incorporated	2,114	38,221
Heartland Financial USA Incorporated	1,203	53,738
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Heritage Commerce Corporation	1,154	$ 13,029
Heritage Financial Corporation	1,962	50,992
Hilltop Holdings Incorporated	1,975	52,140
Home BancShares Incorporated	6,987	164,404
Homestreet Incorporated	825	28,718
Hometrust Bancshares Incorporated	1,938	45,000
Hope Bancorp Incorporated	8,408	121,664
Horizon Bancorp Indiana	2,684	50,781
Independent Bank Corporation	1,644	33,735
Independent Bank Corporation	1,324	103,577
Independent Bank Group Incorporated	1,282	86,356
International Bancshares Corporation	1,235	51,537
Lakeland Bancorp Incorporated	355	5,783
Lakeland Financial Corporation	509	38,348
Live Oak Bancshares Incorporated	1,530	55,447
Macatawa Bank Corporation	3,298	31,397
Mercantile Bank Corporation	1,025	33,907
Meta Financial Group Incorporated	1,322	43,573
Metrocity Bankshares Incorporated	855	17,091
Metropolitan Bank Holding Corporation †	574	41,093
Mid Penn Bancorp Incorporated	376	10,938
Midland States Bancorp Incorporated	2,562	64,281
MidWestOne Financial Group Incorporated	1,404	42,822
National Bank Holdings Corporation Class A	1,343	53,895
NBT Bancorp Incorporated	2,815	109,166
Nicolet Bankshares Incorporated †	106	8,117
Northeast Bank	325	12,600
Northwest Bancshares Incorporated	5,357	75,373
OceanFirst Financial Corporation	4,019	78,129
OFG Bancorp	5,844	158,957
Old National Bancorp	6,852	114,360
Old Second Bancorp Incorporated	339	4,651
Origin Bancorp Incorporated	1,013	41,381
Orrstown Financial Services Incorporated	3,592	92,422
Pacific Premier Bancorp Incorporated	3,115	102,047
Park National Corporation	845	111,396
Parke Bancorp Incorporated	1,388	30,786
PCB Bancorp	4,252	79,853
Peapack-Gladstone Financial Corporation	1,324	44,579
Peoples Financial Services	1,167	56,810
Preferred Bank	1,409	95,587
Premier Financial Corporation	2,742	74,089
QCR Holdings Incorporated	2,065	115,330
RBB Bancorp	50	1,105
Renasant Corporation	365	12,169
Republic Bancorp Incorporated Class A	405	17,213
Republic First Bancorp Incorporated †	6,872	21,853
S&T Bancorp Incorporated	1,772	52,522
Sandy Spring Bancorp Incorporated	3,031	116,754
Seacoast Banking Corporation	2,107	68,098
ServisFirst Bancshares Incorporated	1,412	119,116
Sierra Bancorp	1,134	23,496
Silvergate Capital Corporation Class A †	1,132	103,148
Simmons First National Corporation Class A	3,399	80,182
South Plains Financial Incorporated	2,096	56,864
South State Corporation	2,874	224,287
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
Southern First Bancshares †	32	$ 1,380
Southside Bancshares Incorporated	2,402	90,507
Stock Yards Bancorp Incorporated	423	28,028
Summit Financial Group Incorporated	2,916	83,164
Texas Capital Bancshares Incorporated †	2,044	120,657
The Bancorp Incorporated †	4,752	112,717
Tompkins Trust Company Incorporated	433	31,020
Towne Bank	1,686	48,034
TriCo Bancshares	1,264	59,648
Triumph Bancorp Incorporated †	1,103	68,287
Trustmark Corporation	1,953	61,598
UMB Financial Corporation	918	82,133
United Bankshares Incorporated	4,500	166,950
United Community Bank	3,735	125,235
Unity Bancorp Incorporated	4,118	115,428
Univest Financial Corporation	899	22,295
USCB Financial Holdings Incorporated †	3,556	46,228
Valley National Bancorp	14,177	164,737
Veritex Holdings Incorporated	2,498	75,215
Washington Trust Bancorp	1,027	51,997
WesBanco Incorporated	3,050	104,341
Westamerica Bancorporation	585	32,731
		10,022,771
Capital markets: 1.24%
Artisan Partners Asset Management Incorporated Class A	3,093	104,420
Associated Capital Group Incorporated Class A	471	18,647
BGC Partners Incorporated Class A	9,424	37,884
Blucora Incorporated †	2,900	58,232
BrightSphere Investment Group Incorporated	4,562	77,965
Cohen & Steers Incorporated	19	1,356
Diamond Hill Investment Group	52	8,895
Donnelley Financial Solutions †	1,513	64,227
Federated Hermes Incorporated	4,458	151,839
Focus Financial Partners Class A †	1,028	40,246
GCM Grosvenor Incorporated Class A	9,983	78,367
Hamilton Lane Incorporated Class A	513	35,695
Houlihan Lokey Incorporated	1,745	136,983
Moelis Company Class A	2,185	91,027
Open Lending Corporation Class A †	1,925	18,692
Piper Sandler Companies	805	92,229
PJT Partners Incorporated Class A	1,463	101,269
Sculptor Capital Management Incorporated	5,717	53,911
Silvercrest Asset Management Group Incorporated Class A	1,667	29,789
Stepstone Group Incorporated Class A	1,637	44,674
Stonex Group Incorporated †	1,586	147,244
Value Line Incorporated	609	49,944
Virtus Investment Partners Incorporated	340	65,025
		1,508,560
Consumer finance: 0.63%
Atlanticus Holdings Corporation †	1,162	33,082
Consumer Portfolio Services †	6,623	77,092
Encore Capital Group Incorporated †	1,423	77,810
Enova International Incorporated †	1,474	51,502
Ezcorp Incorporated †	6,893	60,314
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Consumer finance (continued)
FirstCash Holdings Incorporated	465	$ 36,251
LendingClub Corporation †	2,156	28,179
Navient Corporation	5,097	78,443
Nelnet Incorporated Class A	858	72,278
Oportun Financial Corporation †	48	245
OppFi Incorporated †	13,301	36,046
PRA Group Incorporated †	1,148	42,407
PROG Holdings Incorporated †	9,043	167,657
Regional Management Corporation	7	236
		761,542
Diversified financial services: 0.25%
A-Mark Precious Metals Incorporated	4,636	143,299
Jackson Financial Incorporation Class A	5,117	159,957
		303,256
Insurance: 2.01%
American Equity Investment Life Holding Company	3,926	149,188
Amerisafe Incorporated	2,586	123,663
Argo Group International Holdings Limited	1,604	31,487
BRP Group Incorporated Class A †	2,020	63,428
CNO Financial Group Incorporated	7,605	140,008
Crawford & Company Class A	3,508	21,329
Donegal Group Incorporated Class A	2,755	40,003
eHealth Incorporated †	3,356	21,478
Employers Holdings Incorporated	3,367	131,852
Enstar Group Limited †	288	54,504
Genworth Financial Incorporated Class A †	58,227	245,718
Goosehead Insurance Incorporated Class A †	274	14,248
Greenlight Capital Limited †	11,679	92,147
Horace Mann Educators Corporation	1,691	60,487
Investors Title Company	192	28,291
James River Group Holdings Limited	580	13,781
Kinsale Capital Group Incorporated	866	219,600
National Western Life Group Class A	28	5,329
Palomar Holdings Incorporated †	477	37,821
ProAssurance Corporation	2,551	54,566
RLI Corporation	1,532	168,152
Safety Insurance Group Incorporated	1,311	118,056
Selective Insurance Group Incorporated	2,784	221,105
SelectQuote Incorporated †	12,061	13,388
SiriusPoint Limited †	1,990	8,895
Stewart Information Services Corporation	2,744	138,956
Trean Insurance Group Incorporated †	7,924	35,262
Trupanion Incorporated †	1,286	90,766
United Fire Group Incorporated	2,816	82,875
Universal Insurance Holdings Company	1,210	14,447
		2,440,830
Mortgage REITs: 1.46%
Apollo Commercial Real Estate Finance Incorporated	5,701	66,417
Arbor Realty Trust Incorporated	5,966	89,371
Ares Commercial Real Estate	2,827	37,288
Blackstone Mortgage Trust Incorporated Class A	6,187	179,299
Broadmark Realty Capital Incorporated	5,921	38,190
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Mortgage REITs (continued)
Chicago Atlantic Real Estate Incorporated	6,295	$ 96,125
Chimera Investment Corporation	25,819	219,462
Claros Mortgage Trust Incorporated	2,561	43,767
Dynex Capital Incorporated	5,556	86,174
Ellington Financial Incorporated	7,762	113,946
Granite Point Mortgage Trust Incorporated	5,095	47,995
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	1,605	63,430
Invesco Mortgage Capital REIT	4,692	74,556
KKR Real Estate Finance Trust	2,767	53,292
Ladder Capital Corporation	10,147	112,226
MFA Financial Incorporated	5,226	57,120
NexPoint Real Estate Finance REIT	3,205	65,767
PennyMac Mortgage Investment Trust	873	12,964
Ready Capital Corporation	4,970	65,107
Redwood Trust Incorporated	5,611	43,485
TPG Real Estate Finance Trust Incorporated	2,486	23,020
Two Harbors Investment Corporation	36,550	177,268
		1,766,269
Thrifts & mortgage finance: 0.94%
Axos Financial Incorporated †	1,740	72,697
Enact Holdings Incorporated	109	2,769
Essent Group Limited	3,790	151,562
Federal Agricultural Mortgage Corporation Class C	365	39,873
Merchants Bancorp Incorporated	1,046	28,211
Mr. Cooper Group Incorporated †	3,869	163,659
NMI Holdings Incorporated Class A †	3,979	81,689
PennyMac Financial Services Incorporated	1,368	72,668
Provident Financial Services Incorporated	1,991	46,251
Radian Group Incorporated	7,801	164,679
Sterling Bancorp Incorporated †	1,759	10,361
Velocity Financial Incorporated †	4,188	47,827
Walker & Dunlop Incorporated	1,335	134,114
Washington Federal Incorporated	2,417	77,368
WSFS Financial Corporation	889	42,983
		1,136,711
Health care: 19.01%
Biotechnology: 8.39%
Acadia Pharmaceuticals Incorporated †	7,334	120,498
Adicet Bio Incorporated †	3,941	55,805
ADMA Biologics Incorporated †	18,666	50,398
Aduro Biotech Incorporated ♦†	9,490	0
Agenus Incorporated †	16,801	45,363
Akero Therapeutics Incorporated †	1,566	18,401
Albireo Pharma Incorporated †	1,022	17,885
Alector Incorporated †	2,672	27,655
Alkermes plc †	9,401	222,522
Allogene Therapeutics Incorporated †	3,228	44,256
Alpine Immune Sciences Incorporated †	4,551	34,178
Amicus Therapeutics Incorporated †	13,196	148,191
Anaptysbio Incorporated †	900	20,898
Anika Therapeutics Incorporated †	2,081	47,031
Apellis Pharmaceuticals Incorporated †	3,805	230,241
Arbutus Biopharma Corporation †	1,022	2,269
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Arcturus Therapeutics Holdings Incorporated †	1,152	$ 16,174
Arcus Biosciences Incorporated †	3,767	90,709
Arrowhead Pharmaceuticals Incorporated †	3,317	131,718
Atara Biotherapeutics Incorporated †	9,704	38,913
Aurinia Pharmaceuticals Incorporated †	7,611	56,017
Avid Bioservices Incorporated †	6,183	106,471
Avidity Biosciences Incorporated †	1,064	20,876
Beam Therapeutics Incorporated †	2,158	117,827
Biocryst Pharmaceuticals Incorporated †	11,822	164,326
bluebird bio Incorporated	24,090	140,686
Blueprint Medicines Corporation †	2,719	199,085
Bridgebio Pharma Incorporated †	5,855	61,478
C4 Therapeutics Incorporated †	741	7,469
CareDx Incorporated †	2,522	49,406
Caribou Biosciences Incorporated †	676	6,672
Catalyst Pharmaceuticals Incorporated †	20,314	275,052
Celldex Therapeutics Incorporated †	604	18,362
Celularity Incorporated †	14,759	39,997
Chimerix Incorporated †	12,449	27,388
Chinook Therapeutics Incorporated †	3,310	68,848
Cogent Biosciences Incorporated †	1,320	21,767
Coherus Biosciences Incorporated †	9,121	101,973
Cytokinetics Incorporated †	3,953	209,351
Deciphera Pharmaceuticals Incorporated †	15,434	250,494
Denali Therapeutics Incorporated †	3,313	91,671
Design Therapeutics Incorporated †	206	4,174
Dynavax Technologies Corporation †	13,802	158,309
Eagle Pharmaceuticals Incorporated †	4,601	150,775
Editas Medicine Incorporated †	1,892	27,812
Emergent BioSolutions Incorporated †	3,517	84,478
Enanta Pharmaceuticals Incorporated †	2,659	161,880
Enochian Biosciences Incorporated †	37,061	91,541
Fate Therapeutics Incorporated †	1,913	50,006
Fibrogen Incorporated †	8,841	109,982
Gelesis Holdings Incorporated †	25,957	31,408
Geron Corporation †	38,149	100,713
Gossamer Bio Incorporated †	8,542	119,161
GreenLight Biosciences Holdings †	24,275	68,941
Halozyme Therapeutics Incorporated †	8,162	332,438
Heron Therapeutics Incorporated †	4,843	19,808
Ideaya Biosciences Incorporated †	1,749	17,193
IGM Biosciences Incorporated †	2,729	52,970
Immunogen Incorporated †	11,312	65,723
Inhibrx Incorporated †	204	3,619
Insmed Incorporated †	6,132	150,970
Intellia Therapeutics Incorporated †	2,500	150,150
Intercept Pharmaceuticals Incorporated †	9,415	163,539
Ironwood Pharmaceuticals Incorporated †	30,190	324,844
Iteos Therapeutics Incorporated †	5,561	123,343
Iveric Bio Incorporated †	5,393	53,067
Jounce Therapeutics Incorporated †	770	2,818
Karuna Therapeutics Incorporated †	1,263	322,141
Karyopharm Therapeutics Incorporated †	15,309	77,464
Keros Therapeutics Incorporated †	2,149	76,010
Kezar Life Sciences Incorporated †	2,294	23,582
Kiniksa Pharmaceuticals Limited Class A †	3,029	35,500
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Krystal Biotech Incorporated †	981	$ 68,778
Kura Oncology Incorporated †	766	10,617
Kymera Therapeutics Incorporated †	1,891	53,459
Lexicon Pharmaceuticals Incorporated †	8,339	22,932
Ligand Pharmaceuticals Incorporated †	1,622	149,857
Lyell Immunopharma Incorporated †	1,613	10,807
Macrogenics Incorporated †	2,830	11,235
Madrigal Pharmaceuticals Incorporated †	970	69,956
Mannkind Corporation †	20,228	73,832
MeiraGTx Holdings plc †	7,120	59,096
MiMedx Group Incorporated †	39,030	137,776
Morphic Holding Incorporated †	1,299	35,748
Myriad Genetics Incorporated †	3,831	85,585
Nkarta Incorporated †	591	8,504
Nurix Therapeutics Incorporated †	921	14,487
OPKO Health Incorporated †	18,657	40,672
Organogenesis Holdings Incorporated Class A †	3,296	11,833
Pardes Biosciences Incorporated †	75,519	265,072
PDL BioPharma Incorporated ♦‡†	91,928	246,367
PepGen Incorporated †	484	4,598
PMV Pharmaceuticals Incorporated †	1,146	15,952
Precigen Incorporated †	4,145	9,160
Prometheus Biosciences Incorporated †	1,406	73,548
Protagonist Therapeutics Incorporated †	6,033	52,608
Prothena Corporation plc †	3,992	110,059
PTC Therapeutics Incorporated †	4,568	228,126
Rallybio Corporation †	1,028	11,359
Recursion Pharmaceuticals Class A †	753	7,914
Regenxbio Incorporated †	3,482	102,719
Relay Therapeutics Incorporated †	1,138	26,140
Revolution Medicines Incorporated †	1,805	37,598
Rigel Pharmaceuticals Incorporated †	28,714	40,774
Rocket Pharmaceuticals Incorporated †	1,766	27,214
Sana Biotechnology Incorporated †	719	4,896
Sangamo Therapeutics Incorporated †	6,006	32,432
Seres Therapeutics Incorporated †	6,990	35,929
Sorrento Therapeutics Incorporated †	46,630	95,592
Springworks Therapeutics Incorporated †	1,826	50,708
Sutro Biopharma Incorporated †	9,281	52,530
Syndax Pharmaceuticals Incorporated †	4,337	102,397
Tango Therapeutics Incorporated †	29,358	120,368
TG Therapeutics Incorporated †	6,603	47,079
Travere Therapeutics Incorporated †	5,650	151,194
Twist Bioscience Corporation †	3,023	121,283
Vanda Pharmaceuticals Incorporated †	2,882	30,492
Vaxcyte Incorporated †	4,359	114,031
Veracyte Incorporated †	3,177	64,811
Vericel Corporation †	2,750	68,613
Verve Therapeutics Incorporated †	128	4,910
VIR Biotechnology Incorporated †	7,159	170,026
Xencor Incorporated †	5,076	133,956
Y-mAbs Therapeutics Incorporated †	1,737	27,931
Zentalis Pharmaceuticals Incorporated †	1,841	49,357
		10,155,597
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 4.14%
AngioDynamics Incorporated †	3,100	$ 68,634
Artivion Incorporated †	1,243	27,545
Atricure Incorporated †	3,335	152,143
Atrion Corporation	180	108,711
Avanos Medical Incorporated †	4,354	107,239
Axonics Incorporated †	1,456	105,196
BioLife Solutions Incorporated †	1,218	28,757
Bioventus Incorporated Class A †	1,012	7,398
Cardiovascular Systems Incorporated †	3,249	42,919
Cerus Corporation †	6,731	27,664
Conmed Corporation	1,425	126,212
Cryoport Incorporated †	1,642	53,628
Cue Health Incorporated †	13,464	44,835
Cutera Incorporated †	1,897	90,582
EMBECTA Corporation	6,797	216,960
Figs Incorporated Class A †	329	3,803
Glaukos Corporation †	1,883	91,420
Haemonetics Corporation †	2,676	200,780
Inari Medical Incorporated †	1,249	86,618
Inogen Incorporated †	3,693	105,731
Integer Holdings Corporation †	2,011	126,834
IRadimed Corporation	2,562	85,955
iRhythm Technologies Incorporated †	1,659	244,620
Lantheus Holdings Incorporated †	4,342	342,150
LeMaitre Vascular Incorporated	1,759	86,859
LivaNova plc †	3,097	174,206
Merit Medical Systems Incorporated †	3,187	188,766
Mesa Laboratories Incorporated	98	16,744
Neogen Corporation †	3,571	74,634
Nevro Corporation †	1,649	74,733
NuVasive Incorporated †	3,877	164,811
Omnicell Incorporated †	1,124	114,974
OraSure Technologies Incorporated †	3,590	14,683
Orthofix Medical Incorporated †	1,444	28,736
Orthopediatrics Corporation †	697	34,216
Outset Medical Incorporated †	899	16,443
Owlet Incorporated †	1,721	2,788
Senseonics Holdings Incorporated †	29,567	52,629
Shockwave Medical Incorporated †	1,661	493,084
SI-BONE Incorporated †	552	9,108
Silk Road Medical Incorporated †	2,687	107,023
STAAR Surgical Company †	2,324	219,827
Tactile Systems Technology Class I †	6,663	54,970
TransMedics Group Incorporated †	1,296	67,431
UFP Technologies Incorporated †	1,374	127,768
Utah Medical Products Incorporated	911	83,721
Varex Imaging Corporation †	5,393	113,738
Vicarious Surgical Incorporated †	1,639	6,113
ViewRay Incorporated †	3,514	12,018
ZIMVIE Incorporated †	5,912	89,981
Zynex Incorporated	10,221	91,376
		5,017,714
Health care providers & services: 2.65%
23andMe Holding Company †	2,101	7,080
AdaptHealth Corporation †	4,274	76,804
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
Addus Homecare Corporation †	1,146	$ 102,246
Agiliti Incorporated †	794	12,752
Airsculpt Technologies Incorporated	9,225	80,442
AMN Healthcare Services Incorporated †	3,079	316,029
Apollo Medical Holdings Incorporated †	2,680	115,588
ATI Physical Therapy Incorporated †	2,810	2,529
Aveanna Healthcare Holdings †	2,216	4,033
Brookdale Senior Living Incorporated †	13,142	57,825
Cano Health Incorporated †	12,189	75,206
CareMax Incorporated †	2,876	19,672
Clover Health Investments Corporation †	8,467	22,099
Community Health Systems Incorporated †	27,727	73,754
CorVel Corporation †	850	132,073
Cross Country Healthcare Incorporated †	8,683	220,375
Fulgent Genetics Incorporated †	1,644	71,465
HealthEquity Incorporated †	2,693	177,953
Innovage Holding Corporation †	942	3,457
Mednax Incorporated †	6,912	123,172
Modivcare Incorporated †	440	47,661
National Healthcare Corporation	820	56,949
Oncology Institute Incorporated †	10,919	69,336
Option Care Health Incorporated †	7,946	246,008
Owens & Minor Incorporated	3,758	110,899
P3 Health Partners Incorporated †	4,588	22,573
Patterson Companies Incorporated	7,108	198,242
PetIQ Incorporated †	4,817	44,991
Progyny Incorporated †	2,875	115,604
R1 RCM Incorporated †	1,848	40,379
RadNet Incorporated †	56	1,125
Select Medical Holdings Corporation	6,709	172,019
Surgery Partners Incorporated †	1,379	37,964
The Ensign Group Incorporated	2,610	222,633
The Joint Corporation †	729	13,297
The Pennant Group Incorporated †	4,412	69,136
U.S. Physical Therapy Incorporated	623	51,466
		3,214,836
Health care technology: 0.94%
Allscripts Healthcare Solutions Incorporated †	9,377	159,409
Computer Programs & Systems Incorporated †	3,620	110,446
Evolent Health Incorporated Class A †	6,018	221,162
HealthStream Incorporated †	1,377	30,473
Inspire Medical Systems Incorporated †	1,279	244,916
MultiPlan Corporation †	23,280	81,946
NextGen Healthcare Incorporated †	9,445	161,887
OptimizeRx Corporation †	818	12,982
Phreesia Incorporated †	836	21,452
Simulations Plus Incorporated	1,511	90,736
		1,135,409
Life sciences tools & services: 0.93%
Abcellera Biologics Incorporated †	16,268	173,742
Adaptive Biotechnologies Corporation †	8,601	76,721
Akoya Biosciences Incorporated †	133	1,516
Alpha Teknova Incorporated †	6,980	31,480
Berkeley Lights Incorporated †	4,700	17,249
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Life sciences tools & services (continued)
Cerevel Therapeutics Holdings Incorporated †	468	$ 13,619
Codexis Incorporated †	9,449	66,237
Cytek Biosciences Incorporated †	4,949	57,656
Inotiv Incorporated †	4,354	85,208
Medpace Holdings Incorporated †	2,002	295,515
Nanostring Technologies Incorporated †	2,285	30,985
Neogenomics Incorporated †	6,095	61,255
Pacific Biosciences of California †	7,997	46,862
Quanterix Corporation †	2,592	24,235
Quantum-Si Incorporated †	7,015	21,887
Science 37 Holdings Incorporated †	25,638	40,508
Seer Incorporated †	1,606	16,221
Somalogic Incorporated †	17,849	65,684
		1,126,580
Pharmaceuticals: 1.96%
Amneal Pharmaceuticals Incorporated †	46,696	101,330
Amphastar Pharmaceuticals Incorporated †	5,391	159,574
Atea Pharmaceuticals Incorporated †	3,368	25,260
Axsome Therapeutics Incorporated †	1,979	126,260
Collegium Pharmaceutical Incorporated †	2,004	35,230
Corcept Therapeutics Incorporated †	5,740	148,207
Dova Pharmaceuticals Incorporated ♦†	2,458	0
Evolus Incorporated †	2	19
Harmony Biosciences Holdings †	1,534	67,358
Innoviva Incorporated †	16,099	211,863
Intra-Cellular Therapies Incorporated †	4,036	202,849
Liquidia Technologies Incorporated †	4,890	28,215
Pacira Biosciences Incorporated †	2,415	126,739
Phibro Animal Health Corporation Class A	7,303	108,157
Prestige Consumer Healthcare Incorporated †	5,950	300,951
Revance Therapeutics Incorporated †	3,914	77,889
Siga Technologies Incorporated	25,373	382,625
Supernus Pharmaceuticals Incorporated †	2,476	84,753
Theravance Biopharma Incorporated †	10,929	98,470
Tricida Incorporated †	7,133	89,305
		2,375,054
Industrials: 13.82%
Aerospace & defense: 0.99%
AAR Corporation †	5,144	220,575
Aerojet Rocketdyne Holdings †	3,571	153,803
Aerovironment Incorporated †	619	54,874
Aersale Corporation †	5,993	115,545
Astronics Corporation †	3,597	33,128
Cadre Holdings Incorporated	682	17,391
Ducommun Incorporated †	662	29,128
Kaman Corporation	1,447	45,899
Kratos Defense & Security Solutions Incorporated †	1,112	13,944
Maxar Technologies Incorporated	5,482	130,636
Momentus Incorporated †	15,034	26,610
Moog Incorporated Class A	2,158	161,807
Park Aerospace Corporation	3,372	38,812
Parsons Corporation †	358	14,814
Redwire Corporation †	949	2,619
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Rocket Lab USA Incorporated †	2,899	$ 15,945
Triumph Group Incorporated †	4,401	57,169
Vectrus Incorporated †	1,965	68,107
		1,200,806
Air freight & logistics: 0.17%
Air Transport Services Group †	1,183	35,644
Forward Air Corporation	517	50,170
Hub Group Incorporated Class A †	1,301	103,833
Radiant Logistics Incorporated †	1,712	11,984
		201,631
Airlines: 0.29%
Allegiant Travel Company †	717	69,191
Blade Air Mobility Incorporated †	1,160	5,986
Frontier Group Holdings Incorporated †	696	8,978
Hawaiian Holdings Incorporated †	2,439	36,561
Joby Aviation Incorporated †	6,697	35,494
SkyWest Incorporated †	7,216	153,629
Sun Country Airlines Holding †	1,521	30,298
Wheels Up Experience Incorporated †	5,126	9,586
		349,723
Building products: 0.90%
AAON Incorporated	458	26,326
American Woodmark Corporation †	206	10,677
Apogee Enterprises Incorporated	2,340	95,566
Griffon Corporation	2,724	85,397
Insteel Industries Incorporated	900	26,010
Janus International Group Incorporated †	1,343	13,873
JELD-WEN Holding Incorporated †	3,929	43,808
Masonite International Corporation †	859	70,283
Quanex Building Products Corporation	3,576	79,745
Resideo Technologies Incorporated †	6,616	137,745
Simpson Manufacturing Company Incorporated	1,446	133,957
UFP Industries Incorporated	2,664	211,495
Zurn Water Solutions Corporation	5,781	159,440
		1,094,322
Commercial services & supplies: 1.29%
ABM Industries Incorporated	3,096	143,654
ACCO Brands Corporation	5,535	32,823
Brady Corporation Class A	1,357	63,155
Casella Waste Systems Incorporated Class A †	1,548	126,828
CompX International Incorporated	1,294	31,017
CoreCivic Incorporated †	13,101	124,853
Ennis Incorporated	4,031	85,578
Harsco Corporation †	3,072	17,418
Healthcare Services Group Incorporated	3,426	48,204
Heritage Crystal Clean Incorporated †	1,064	34,654
HNI Corporation	1,964	62,848
Interface Incorporated	2,716	30,338
KAR Auction Services Incorporated †	2,551	37,245
Matthews International Corporation Class A	1,420	35,514
Montrose Environmental Group †	168	6,755
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies (continued)
NL Industries	10,804	$ 95,183
Pitney Bowes Incorporated	8,036	23,224
Quad Graphics Incorporated †	34,573	109,251
SP Plus Corporation †	3,145	104,225
Steelcase Incorporated Class A	5,156	57,644
The Brink's Company	1,590	87,895
The Geo Group Incorporated †	15,387	125,866
UniFirst Corporation	303	54,619
Viad Corporation †	747	28,520
		1,567,311
Construction & engineering: 1.13%
Ameresco Incorporated Class A †	1,672	115,117
APi Group Corporation †	6,306	98,058
Arcosa Incorporated	1,076	62,892
Argan Incorporated	389	13,456
Comfort Systems Incorporated	1,472	147,700
Dycom Industries Incorporated †	1,655	185,559
EMCOR Group Incorporated	1,431	170,175
Fluor Corporation †	6,861	181,405
Granite Construction Incorporated	1,330	39,873
Great Lakes Dredge & Dock Company †	2,184	20,901
IES Holdings Incorporated †	253	7,689
MYR Group Incorporated †	869	80,765
Northwest Pipe Company †	239	7,567
NV5 Global Incorporated †	179	25,196
Primoris Services Corporation	1,623	32,898
Sterling Construction Company Incorporated †	4,054	102,526
Tutor Perini Corporation †	1,894	12,841
WillScot Mobile Mini Holdings Corporation †	1,526	61,254
		1,365,872
Electrical equipment: 1.74%
Allied Motion Technologies	629	22,028
Array Technologies Incorporated †	7,209	150,668
Atkore Incorporated †	3,508	296,110
AZZ Incorporated	1,197	51,004
Babcock & Wilcox Enterprises Incorporated †	8,254	65,867
Bloom Energy Corporation Class A †	8,201	208,387
Encore Wire Corporation	2,423	315,232
Energy Vault Holdings Incorporated †	9,663	53,243
EnerSys	1,947	121,434
Enovix Corporation †	2,620	57,954
Fluence Energy Incorporated †	1,606	32,040
FTC Solar Incorporated †	4,616	19,110
Fuelcell Energy Incorporated †	9,480	39,721
GrafTech International Limited	13,094	76,993
Nuscale Power Corporation †	4,107	56,348
Powell Industries Incorporated	4,496	110,871
Preformed Line Products Company	653	50,803
Shoals Technologies Group Class A †	4,708	124,150
Stem Incorporated †	7,091	111,471
TPI Composites Incorporated †	2,231	41,474
Vicor Corporation †	1,372	97,604
		2,102,512
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Industrial conglomerates: 0.05%
Brookfield Business Corporation Class A	2,468	$ 60,022
Machinery: 3.71%
Alamo Group Incorporated	653	85,386
Albany International Corporation Class A	1,903	167,826
Altra Industrial Motion Corporation	602	22,846
Astec Industries Incorporated	1,472	56,201
Barnes Group Incorporated	2,396	74,396
Blue Bird Corporation †	4,356	51,706
Briggs & Stratton Corporation ♦†	1,723	0
Chart Industries Incorporated †	1,409	273,149
Circor International Incorporated †	2,686	43,782
Columbus McKinnon Corporation	67	2,052
Douglas Dynamics Incorporated	2,063	60,033
Energy Recovery Incorporated †	974	22,344
Enerpac Tool Group Corporation	2,942	57,075
EnPro Industries Incorporated	1,402	126,965
ESCO Technologies Incorporated	894	72,798
Evoqua Water Technologies Company †	5,992	210,199
Fathom Digital Manufacturing †	2,839	10,788
Federal Signal Corporation	3,336	133,006
Franklin Electric Company Incorporated	2,046	177,695
Gorman Rupp Company	1,033	27,282
Helios Technologies Incorporated	1,521	83,077
Hillenbrand Incorporated	5,844	243,519
Hydrofarm Holdings Group Incorporated †	1,844	6,270
Hyster Yale Materials Handeling Incorporated	662	19,284
John Bean Technologies Corporation	1,265	130,624
Kadant Incorporated	789	141,570
Kennametal Incorporated	3,803	89,142
Lightning Emotors Incorporated †	2,103	5,973
Lindsay Manufacturing Company	627	100,546
Luxfer Holdings plc	899	14,789
Manitowoc Company Incorporated †	1,750	16,713
Microvast Holdings Incorporated †	2,009	4,942
Mueller Industries Incorporated	4,890	308,901
Mueller Water Products Incorporated Class A	7,257	81,859
Proterra Incorporated †	870	5,255
Proto Labs Incorporated †	827	31,757
RBC Bearings Incorporated †	563	135,503
REV Group Incorporated	7,943	91,503
SPX Technologies Incorporated †	1,477	84,278
Standex International Corporation	774	69,977
Tennant Company	1,376	83,042
Terex Corporation	5,241	174,106
The Greenbrier Companies Incorporated	1,839	52,430
The Shyft Group Incorporated	4,984	119,367
Titan International Incorporated †	10,946	153,572
Trinity Industries Incorporated	6,489	158,202
Wabash National Corporation	9,377	154,252
Watts Water Technologies Incorporated	1,888	261,526
		4,497,508
Marine: 0.04%
Matson Incorporated	583	42,944
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Professional services: 1.71%
ASGN Incorporated †	2,152	$ 208,098
Atlas Technical Consultants Incorporated †	3,570	30,416
Barrett Business Services Incorporated	1,119	90,236
CBIZ Incorporated †	3,286	143,467
CRA International Incorporated	1,413	129,162
Exponent Incorporated	1,449	136,003
First Advantage Corporation †	1,594	22,061
Forrester Research Incorporated †	532	22,126
Franklin Covey Company †	744	35,392
Heidrick & Struggles International Incorporated	990	28,175
HireRight Holdings Corporation †	2,426	39,447
Huron Consulting Group Incorporated †	2,209	147,782
ICF International Incorporated	1,328	134,872
Insperity Incorporated	1,911	208,337
Kelly Services Incorporated Class A	4,983	80,276
Kforce Incorporated	1,124	61,505
Korn Ferry International	2,144	130,612
Resources Connection Incorporated	9,825	191,981
Sterling Check Corporation †	384	8,172
TriNet Group Incorporated †	1,837	151,369
TrueBlue Incorporated †	3,370	69,220
		2,068,709
Road & rail: 0.66%
Arcbest Corporation	2,176	175,233
Covenant Logistics Group Incorporated	3,958	111,299
Daseke Incorporated †	12,717	77,065
Marten Transport Limited	4,524	89,620
P.A.M. Transportation Services Incorporated †	2,831	84,109
Saia Incorporated †	917	189,663
Universal Logistics Holdings Incorporated	1,975	72,107
Werner Enterprises Incorporated	21	836
		799,932
Trading companies & distributors: 1.14%
Applied Industrial Technologies Incorporated	1,485	157,440
Beacon Roofing Supply Incorporated †	2,133	117,123
Bluelinx Holdings Incorporated †	1,191	83,489
Boise Cascade Company	2,604	162,307
GATX Corporation	470	45,407
GMS Incorporated †	1,427	68,781
MRC Global Incorporated †	2,765	26,903
NOW Incorporated †	2,071	25,101
Rush Enterprises Incorporated Class A	2,418	113,791
Rush Enterprises Incorporated Class B	1,216	61,578
Textainer Group Holdings Limited	364	11,058
Titan Machinery Incorporated †	1,435	44,169
Triton International Limited	1,701	101,363
Veritiv Corporation †	1,308	155,901
WESCO International Incorporated †	1,577	207,659
		1,382,070
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Information technology: 14.26%
Communications equipment: 0.63%
Calix Incorporated †	2,552	$ 150,185
Cambium Networks Corporation †	79	1,537
Clearfield Incorporated †	1,166	135,384
CommScope Holdings Incorporated †	8,374	94,626
DZS Incorporated †	829	11,034
Extreme Networks Incorporated †	8,367	119,899
Harmonic Incorporated †	4,289	48,294
Infinera Corporation †	6,775	37,127
Inseego Corporation †	13,802	37,265
NetScout Systems Incorporated †	1,413	44,849
Ribbon Communications Incorporated †	2,316	8,129
Viavi Solutions Incorporated †	5,483	77,201
		765,530
Electronic equipment, instruments & components: 2.51%
Advanced Energy Industries Incorporated	1,392	124,988
Badger Meter Incorporated	1,106	104,727
Belden Incorporated	3,625	237,365
Benchmark Electronics Incorporated	4,167	114,384
CTS Corporation	2,140	90,565
ePlus Incorporated †	2,804	132,124
Fabrinet †	2,110	216,992
Identiv Incorporated †	5,505	82,135
Insight Enterprises Incorporated †	2,618	238,552
Itron Incorporated †	2,136	101,631
Kimball Electronics Incorporated †	1,853	39,914
Knowles Corporation †	4,163	63,069
Methode Electronics Incorporated	1,673	67,690
Mirion Technologies Incorporated †	9,539	72,210
Napco Security Technologies Incorporated †	3,793	112,500
Novanta Incorporated †	1,202	160,695
OSI Systems Incorporated †	887	73,905
PC Connection Incorporated	2,103	104,477
Plexus Corporation †	1,554	145,656
Sanmina Corporation †	5,143	249,538
ScanSource Incorporated †	6,240	180,773
TTM Technologies Incorporated †	7,734	121,656
Vishay Intertechnology Incorporated	9,043	177,876
Vishay Precision Group †	562	19,282
		3,032,704
IT services: 2.62%
Alliance Data Systems Corporation	5,498	211,288
BM Technologies Incorporated †	1,827	11,547
Brightcove Incorporated †	5,632	37,396
Cantaloupe Incorporated †	3,605	22,964
Conduent Incorporated †	37,950	155,216
Core Scientific Incorporated †	31,825	70,015
CSG Systems International Incorporated	3,560	205,946
Cyxtera Technologies Incorporated †	2,553	16,186
DigitalOcean Holdings Incorporated †	3,301	138,939
ESC Incorporated ♦†	6,981	0
Evertec Incorporated	3,504	117,734
ExlService Holdings Incorporated †	2,098	351,856
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
IT services (continued)
Flywire Corporation †	1,518	$ 37,737
Grid Dynamics Holdings Incorporated †	2,952	59,660
Hackett Group Incorporated	8,857	181,834
I3 Verticals Incorporated Class A †	1,700	39,712
IBEX Holdings Limited †	3,882	65,489
Information Services Group Incorporated	23,268	134,256
International Money Express Incorporated †	8,485	190,064
Limelight Networks Incorporated †	6,373	23,453
Marqeta Incorporated Class A †	13,850	107,892
Maximus Incorporated	930	56,349
Paya Holdings Incorporated Class A †	5,740	35,990
Payoneer Global Incorporated †	6,566	43,467
Paysafe Limited †	14,818	24,450
Perficient Incorporated †	2,849	222,507
PFSweb Incorporated †	3,057	28,919
Priority Technology Holdings †	874	3,496
Rackspace Technology Incorporated †	2,728	12,167
Repay Holdings Corporation †	385	3,577
Sabre Corporation †	23,229	167,017
StoneCo Limited Class A †	11,018	104,451
TTEC Holdings Incorporated	623	32,614
Unisys Corporation †	7,691	71,603
Verra Mobility Corporation †	11,545	184,027
		3,169,818
Semiconductors & semiconductor equipment: 2.49%
Acm Research Incorporated Class A †	851	14,373
Alpha & Omega Semiconductor †	5,475	211,664
Ambarella Incorporated †	1,438	97,611
Amkor Technology Incorporated	5,629	113,312
Axcelis Technologies Incorporated †	3,140	210,192
Cohu Incorporated †	2,261	60,663
Diodes Incorporated †	3,136	223,189
FormFactor Incorporated †	3,669	107,428
Ichor Holdings Limited †	1,299	39,905
Impinj Incorporated †	508	45,354
Kulicke and Soffa Industries Incorporated	2,674	112,415
Macom Technology Solutions Holdings Incorporated †	1,924	106,109
Maxlinear Incorporated †	3,359	120,689
Onto Innovation Incorporated †	2,511	178,256
PDF Solutions Incorporated †	1,153	30,416
Photronics Incorporated †	6,612	111,082
Power Integrations Incorporated	2,499	178,753
Rambus Incorporated †	5,007	129,131
Semtech Corporation †	2,958	136,630
Silicon Laboratories Incorporated †	700	87,731
Sitime Corporation †	772	82,149
Skywater Technology Incorporated †	1,752	22,776
Smart Global Holdings Incorporated †	5,951	109,201
SunPower Corporation †	5,296	127,104
Synaptics Incorporated †	1,923	222,318
Ultra Clean Holdings Incorporated †	2,178	63,750
Veeco Instruments Incorporated †	3,212	67,902
		3,010,103
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software: 5.60%
8x8 Incorporated †	14,224	$ 74,107
A10 Networks Incorporated	12,205	169,650
ACI Worldwide Incorporated †	8,605	203,939
Agilysys Incorporated †	467	24,177
Alarm.com Holdings Incorporated †	1,706	113,620
Altair Engineering Incorporated Class A †	2,478	128,881
American Software Incorporated Class A	7,117	120,491
AppFolio Incorporated Class A †	733	74,312
Appian Corporation †	2,785	130,617
Applied Blockchain Incorporated †	9,486	22,482
Arlo Technologies Incorporated †	15,455	94,121
Arteris Incorporated †	3,979	28,330
Asana Incorporated Class A †	7,606	145,655
Avaya Holdings Corporation †	88,928	141,396
Benefitfocus Incorporated †	2,550	18,896
Blackbaud Incorporated †	1,882	98,429
BlackLine Incorporated †	592	40,220
Box Incorporated Class A †	6,687	172,190
BTRS Holdings Incorporated †	4,654	31,461
C3.ai Incorporated †	104	1,872
Cerence Incorporated †	6,153	123,122
ChannelAdvisor Corporation †	5,398	81,456
CleanSpark Incorporated †	29,030	124,248
Clear Secure Incorporated Class A †	1,385	31,772
CommVault Systems Incorporated †	2,106	114,335
Concensus Cloud Solution †	5,529	278,385
Couchbase Incorporated †	204	3,384
CS Disco Incorporated †	223	3,077
Cvent Holding Corporation †	1,874	9,482
Digital Turbine Incorporated †	8,403	155,203
Domo Incorporated Class B †	2,069	39,849
Duck Creek Technologies Incorporated †	3,300	39,270
E2open Parent Holding Incorporated †	1,113	7,646
Ebix Incorporated	1,246	32,421
eGain Corporation †	7,867	72,455
Enfusion Incorporated Class A †	1,228	15,215
EngageSmart Incorporated †	1,518	30,314
Envestnet Incorporated †	2,830	148,207
EverCommerce Incorporated †	1,887	21,965
ForgeRock Incorporated Class A †	1,225	20,899
Greenidge Generation Holdings †	30,555	74,249
Instructure Holdings Incorporated †	2,333	53,029
Intapp Incorporated †	1,005	14,562
InterDigital Incorporated	1,429	71,679
IronNet Incorporated †	14,667	29,627
Kaleyra Incorporated †	22,340	35,521
LivePerson Incorporated †	3,888	45,101
LiveRamp Holdings Incorporated †	1,759	34,916
LiveVox Holdings Incorporated †	16,074	34,398
Marathon Digital Holdings Incorporated †	4,824	57,164
Matterport Incorporated †	10,730	49,465
MeridianLink Incorporated †	953	16,554
MicroStrategy Incorporated Class A †	441	102,118
Mitek Systems Incorporated †	1,191	12,172
Model N Incorporated †	2,420	72,358
N-able Incorporated †	8,078	80,457
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
OneSpan Incorporated †	1,724	$ 19,843
Pagerduty Incorporated †	3,381	88,041
Progress Software Corporation	4,033	194,108
PROS Holdings Incorporated †	2,497	52,062
Q2 Holdings Incorporated †	795	31,577
Qualys Incorporated †	2,774	421,371
Rapid7 Incorporated †	2,676	153,870
Rimini Street Incorporated †	2,264	11,411
Riot Blockchain Incorporated †	5,678	40,711
Secureworks Corporation Class A †	10,622	110,469
Sprout Social Incorporated Class A †	3,270	196,331
SPS Commerce Incorporated †	2,171	265,123
Telos Corporation †	6,520	64,548
Tenable Holdings Incorporated †	4,822	190,999
TeraWulf Incorporated †	21,626	32,223
Upland Software Incorporated †	6,713	70,285
UserTesting Incorporated †	6,012	25,010
Varonis Systems Incorporated †	4,207	115,061
Verint Systems Incorporated †	6,440	312,276
Veritone Incorporated †	1,385	10,180
Viant Technology †	6,919	31,274
Weave Communications Incorporated †	335	1,933
WM Technology Incorporated †	2,914	7,635
Workiva Incorporated †	2,166	147,050
Xperi Holding Corporation	8,829	140,469
Yext Incorporated †	6,379	28,387
Zuora Incorporated †	6,486	49,812
		6,782,980
Technology hardware, storage & peripherals: 0.41%
3D Systems Corporation †	1,914	19,389
Avid Technology Incorporated †	3,520	96,272
CompoSecure Incorporated †	13,061	75,493
Diebold Nixdorf Incorporated †	19,958	69,454
Super Micro Computer Incorporated †	2,636	171,551
Turtle Beach Corporation †	711	6,676
Xerox Holdings Corporation	3,767	62,608
		501,443
Materials: 3.85%
Chemicals: 2.05%
Advansix Incorporated	4,550	164,983
American Vanguard Corporation	2,725	54,309
Avient Corporation	4,224	185,138
Balchem Corporation	1,108	146,057
Cabot Corporation	2,684	193,167
Ecovyst Incorporated	6,781	62,656
Futurefuel Corporation	13,532	98,648
Hawkins Incorporated	1,642	62,921
HB Fuller Company	2,276	147,621
Hudson Technologies Incorporated †	571	4,739
Ingevity Corporation †	1,287	90,270
Innospec Incorporated	1,269	118,601
Intrepid Potash Incorporated †	1,263	59,020
Kooper Holdings Incorporated	3,324	75,887
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Kronos Worldwide Incorporated	6,843	$ 88,138
Livent Corporation †	6,424	206,724
LSB Industries Incorporated †	3,713	58,591
Minerals Technologies Incorporated	585	34,082
Orion Engineered Carbons SA	6,329	106,707
Quaker Chemical Corporation	52	9,065
Rayonier Advanced Materials †	4	18
Sensient Technologies Corporation	1,628	129,703
Stepan Company	681	70,981
Tredegar Corporation	2,746	28,037
Trinseo plc	1,604	42,554
Tronox Holdings plc Class A	10,830	158,443
Valhi Incorporated	2,452	85,673
		2,482,733
Construction materials: 0.11%
Summit Materials Incorporated Class A †	4,947	140,594
Containers & packaging: 0.21%
Greif Incorporated Class A	1,645	110,297
O-I Glass Incorporated †	8,625	112,211
Pactiv Evergreen Incorporated	2,470	27,417
		249,925
Metals & mining: 1.42%
Allegheny Technologies Incorporated †	4,053	121,306
Alpha Metallurgical Resource Incorporated	2,028	318,700
Arconic Corporation †	3,102	78,201
Carpenter Technology	263	8,934
Century Aluminum Company †	2,371	18,304
Commercial Metals Company	5,452	220,861
Compass Minerals International Incorporated	1,464	59,277
Constellium SE †	5,047	67,226
Hecla Mining Company	12,294	48,438
Materion Corporation	1,347	116,260
MP Materials Corporation †	521	18,230
Olympic Steel Incorporated	3,792	99,805
Ramaco Resources Incorporated	8,538	89,991
Ryerson Holding Corporation	5,541	157,919
Schnitzer Steel Industries Incorporated Class A	1,198	39,582
Suncoke Energy Incorporated	8,272	54,512
TimkenSteel Corporation †	2,144	32,889
Warrior Met Coal Incorporated	5,077	165,256
Worthington Industries Incorporated	12	612
		1,716,303
Paper & forest products: 0.06%
Clearwater Paper Corporation †	1,041	44,284
Sylvamo Corporation	594	26,397
		70,681
Real estate: 5.92%
Equity REITs: 5.36%
Acadia Realty Trust	2,751	43,823
Agree Realty Corporation	2,114	159,226
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Alexander & Baldwin Incorporated	6,378	$ 119,460
Alexander's Incorporated	108	25,585
American Assets Trust Incorporated	805	22,347
Apartment Investment & Management Company Class A †	15,948	140,980
Apple Hospitality REIT Incorporated	12,345	196,409
Armada Hoffler Properties Incorporated	5,405	70,968
Ashford Hospitality Trust Incorporated †	1,590	14,596
Braemar Hotels & Resorts Incorporated	2,820	14,523
Broadstone Net Lease Incorporated REIT	9,692	185,505
BRT Apartments Corporation REIT	583	13,916
CareTrust REIT Incorporated	4,250	91,545
CBL & Associates Properties Incorporated	2,512	72,697
Centerspace REIT	49	3,694
Chatham Lodging Trust †	1,861	22,630
City Office REIT Incorporated	10,994	126,981
Clipper Realty Incorporated	9,612	80,837
Corporate Office Properties Trust	5,077	131,190
CTO Realty Growth Incorporated REIT	4,254	89,802
DiamondRock Hospitality †	14,231	124,237
Diversified Healthcare Trust	14,873	21,715
Easterly Government Properties Incorporated	1,226	22,007
Equity Commonwealth †	4,903	128,998
Essential Properties Realty	2,744	62,124
Farmland Partners REIT Incorporated	4,963	72,013
Four Corners Property Trust Incorporated	3,484	93,685
Franklin Street Properties Corporation	24,952	70,115
Getty Realty Corporation	1,639	49,301
Gladstone Commercial Corporation	1,099	20,958
Gladstone Land REIT Corporation	1,110	26,096
Global Medical REIT Incorporated	3,459	37,496
Hersha Hospitality Trust †	2,571	24,939
Independence Realty Trust Incorporated	7,003	136,208
Innovative Industrial Properties Incorporated	1,269	116,393
Inventrust Properties Corporation REIT	4,202	110,345
iStar Financial Incorporated	9,424	129,768
Kite Realty Group Trust	2,460	47,626
Lexington Corporate Properties Trust	14,186	142,711
LTC Properties Incorporated	2,703	121,338
National Health Investors Incorporated	2,205	144,450
New York REIT Incorporated ♦‡	4,209	72,150
NexPoint Residential Trust Incorporated	1,279	67,557
One Liberty Properties Incorporated	4,852	117,176
Outfront Media Incorporated	8,307	147,034
Paramount Group Incorporated	7,738	53,624
Pebblebrook Hotel Trust	5,206	91,730
Philips Edison & Company Incorporated	5,548	181,253
Physicians Realty Trust	8,839	147,258
Plymouth Industrial Incorporated	1,628	33,000
PotlatchDeltic Corporation	3,399	157,782
Retail Opportunity Investment Corporation	6,050	101,338
RLJ Lodging Trust	7,118	85,843
RPT Realty	12,909	124,314
Ryman Hospitality Properties Incorporated †	2,420	198,972
Sabra Health Care REIT Incorporated	6,238	93,383
Saul Centers Incorporated	456	20,196
Seritage Growth Property Class A †	1,145	14,358
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
SITE Centers Corporation	9,121	$ 118,208
STAG Industrial Incorporated	5,331	164,195
Sunstone Hotel Investors Incorporated †	12,478	135,885
Tanger Factory Outlet Centers Incorporated	6,637	102,343
Terreno Realty Corporation	2,479	151,194
The Macerich Company	7,914	75,737
UMH Properties Incorporated	1,185	21,377
Uniti Group Incorporated	7,938	74,538
Universal Health Realty Income Trust	1,317	67,022
Urban Edge Properties	8,852	139,242
Urstadt Biddle Properties Incorporated	4,858	81,226
Veris Residential Incorporated †	2,672	35,912
Washington REIT	3,696	72,479
Whitestone REIT	9,409	92,585
Xenia Hotels & Resorts Incorporated †	7,309	115,921
		6,484,069
Real estate management & development: 0.56%
Compass Incorporated Class A †	5,883	16,825
Cushman & Wakefield plc †	7,043	105,363
DigitalBridge Group Incorporated †	5,149	91,652
Douglas Elliman Incorporated	3,461	15,955
eXp World Holdings Incorporated	2,907	37,588
Forestar Group Incorporated †	178	2,214
Kennedy Wilson Holdings Incorporated	5,653	99,267
Marcus & Millichap Incorporated	1,947	72,779
Newmark Group Incorporated Class A	7,122	73,001
Realogy Holdings Corporation †	6,910	67,511
The RMR Group Incorporated Class A	3,703	96,426
The St. Joe Company	100	3,820
		682,401
Utilities: 2.84%
Electric utilities: 0.51%
Allete Incorporated	1,657	98,061
MGE Energy Incorporated	947	72,938
Otter Tail Corporation	2,401	181,372
Portland General Electric Company	3,026	156,353
Via Renewables Incorporated	12,457	106,258
		614,982
Gas utilities: 0.99%
Brookfield Infrastructure Corporation Class A	4,156	197,826
Chesapeake Utilities Corporation	1,159	146,382
New Jersey Resources Corporation	5,838	257,689
Northwest Natural Holding Company	1,567	74,605
ONE Gas Incorporated	2,192	171,568
Southwest Gas Holdings Incorporated	1,845	143,633
Spire Incorporated	2,885	201,633
		1,193,336
Independent power & renewable electricity producers: 0.61%
Altus Power Incorporated †	2,764	28,967
Clearway Energy Incorporated Class A	2,776	95,716
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Independent power & renewable electricity producers (continued)
Clearway Energy Incorporated Class C	5,091	$ 188,876
Montauk Renewables Incorporated †	8,375	148,656
Ormat Technologies Incorporated	2,139	199,954
Sunnova Energy International Incorporated †	3,089	77,905
		740,074
Multi-utilities: 0.43%
Avista Corporation	3,342	135,785
Black Hills Corporation	3,238	244,404
Northwestern Corporation	2,002	106,066
Unitil Corporation	741	38,599
		524,854
Water utilities: 0.30%
American States Water Company	1,180	97,905
Artesian Resources Corporation Class A	1,568	85,660
California Water Service Group	1,715	100,379
Middlesex Water Company	475	42,166
Pure Cycle Corporation †	1	10
SJW Corporation	650	41,795
		367,915
Total Common stocks (Cost $112,565,541)		116,072,528

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	10-8-2022	375	0
Battalion Oil Corporation ♦†	10-8-2022	300	0
Battalion Oil Corporation ♦†	10-8-2022	482	0
			0
Total Warrants (Cost $0)			0

		Yield	Shares
Short-term investments: 3.83%
Investment companies: 3.83%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	4,633,874	4,633,874
Total Short-term investments (Cost $4,633,874)				4,633,874
Total investments in securities (Cost $117,199,415)	99.68%			120,706,402
Other assets and liabilities, net	0.32			393,159
Total net assets	100.00%			$121,099,561

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,940,136	$76,300,189	$(76,606,451)	$0	$0	$4,633,874	4,633,874	$18,902
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	51	9-16-2022	$4,918,763	$4,703,730	$0	$(215,033)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $112,565,541)	$ 116,072,528
Investments in affiliated securities, at value (cost $4,633,874)	4,633,874
Cash at broker segregated for futures contracts	370,000
Receivable for dividends	111,841
Prepaid expenses and other assets	2,265
Total assets	121,190,508
Liabilities
Custody and accounting fees payable	30,201
Payable for daily variation margin on open futures contracts	27,383
Professional fees payable	21,291
Trustees’ fees and expenses payable	2,611
Advisory fee payable	2,563
Accrued expenses and other liabilities	6,898
Total liabilities	90,947
Total net assets	$121,099,561
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $2,324)	$ 1,254,447
Income from affiliated securities	18,902
Total investment income	1,273,349
Expenses
Advisory fee	109,275
Custody and accounting fees	22,245
Professional fees	29,972
Interest holder report expenses	9,483
Trustees’ fees and expenses	11,153
Other fees and expenses	10,257
Total expenses	192,385
Less: Fee waivers and/or expense reimbursements	(78,739)
Net expenses	113,646
Net investment income	1,159,703
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,174,797
Futures contracts	54,529
Net realized gains on investments	2,229,326
Net change in unrealized gains (losses) on
Unaffiliated securities	(17,230,013)
Futures contracts	(419,643)
Net change in unrealized gains (losses) on investments	(17,649,656)
Net realized and unrealized gains (losses) on investments	(15,420,330)
Net decrease in net assets resulting from operations	$(14,260,627)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  35

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 1,159,703	$ 1,619,069
Net realized gains on investments	2,229,326	49,133,871
Net change in unrealized gains (losses) on investments	(17,649,656)	(54,692,921)
Net decrease in net assets resulting from operations	(14,260,627)	(3,939,981)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	24,777,129	57,032,871
Withdrawals	(81,386,342)	(70,491,112)
Net decrease in net assets resulting from capital transactions	(56,609,213)	(13,458,241)
Total decrease in net assets	(70,869,840)	(17,398,222)
Net assets
Beginning of period	191,969,401	209,367,623
End of period	$121,099,561	$191,969,401
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(9.46)%	(2.87)%	43.18%	(5.94)%	7.05%	8.75%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.22%	0.22%	0.23%	0.21%	0.19%
Net expenses	0.16% *	0.16% *	0.16% *	0.18%	0.19%	0.19%
Net investment income	1.59%	0.77%	1.02%	1.35%	1.29%	1.23%
Supplemental data
Portfolio turnover rate	40%	92%	98%	40%	37%	85%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  37

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

38  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $118,025,663 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 16,670,040
Gross unrealized losses	(14,204,334)
Net unrealized gains	$ 2,465,706
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  39

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,413,127	$0	$ 7,490	$ 3,420,617
Consumer discretionary	12,292,251	0	0	12,292,251
Consumer staples	4,236,520	0	0	4,236,520
Energy	5,894,204	0	0	5,894,204
Financials	17,939,939	0	0	17,939,939
Health care	22,778,823	0	246,367	23,025,190
Industrials	16,733,362	0	0	16,733,362
Information technology	17,262,578	0	0	17,262,578
Materials	4,660,236	0	0	4,660,236
Real estate	7,094,320	0	72,150	7,166,470
Utilities	3,441,161	0	0	3,441,161
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	4,633,874	0	0	4,633,874
Total assets	$120,380,395	$0	$326,007	$120,706,402
Liabilities
Futures contracts	$ 215,033	$0	$ 0	$ 215,033
Total liabilities	$ 215,033	$0	$ 0	$ 215,033
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of

40  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)
Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $56,312,685 and $111,379,267, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $12,310,338 in long futures contracts during the six months ended August 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  41

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

42  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  43

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

44  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  45

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

46  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring High Yield Corporate
Bond Portfolio

Allspring High Yield Corporate Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Brian Prucyk, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡
Ten largest holdings (%) as of August 31, 2022[1]
Mauser Packaging Solutions, 5.50%, 4-15-2024	1.48
Sealed Air Corporation, 5.50%, 9-15-2025	1.44
SM Energy Company, 6.75%, 9-15-2026	1.43
Ithaca Energy plc, 9.00%, 7-15-2026	1.42
Bombardier Incorporated , 7.13%, 6-15-2026	1.42
Range Resources Corporation, 4.88%, 5-15-2025	1.41
Cheniere Energy Partners LP, 4.50%, 10-1-2029	1.40
Moss Creek Resources Holdings Incorporated, 10.50%, 5-15-2027	1.40
Univision Communications Incorporated, 5.13%, 2-15-2025	1.40
TransDigm Group Incorporated, 6.38%, 6-15-2026	1.39
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of August 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Portfolio and not to the Portfolio itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

†	The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index is composed of fixed-rate, publicly issued, non-investment-grade debt with at least one year remaining to maturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.08%
Communication services: 15.33%
Diversified telecommunication services: 2.47%
Level 3 Financing Incorporated 144A	3.75%	7-15-2029	$200,000	$ 160,576
Lumen Technologies Incorporated 144A	4.50	1-15-2029	240,000	179,038
				339,614
Media: 11.59%
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	62,800
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	134,195
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	189,556
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	154,888
DIRECTV Financing LLC 144A	5.88	8-15-2027	190,000	173,850
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	168,920
Lamar Media Corporation	3.75	2-15-2028	200,000	179,374
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	166,859
QVC Incorporated	4.75	2-15-2027	210,000	173,445
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	193,185
				1,597,072
Wireless telecommunication services: 1.27%
Frontier Communications 144A	5.00	5-1-2028	200,000	175,292
Consumer discretionary: 15.58%
Auto components: 3.96%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	188,016
Dana Incorporated	5.63	6-15-2028	200,000	179,458
The Goodyear Tire & Rubber Company	5.25	4-30-2031	205,000	178,763
				546,237
Hotels, restaurants & leisure: 7.28%
Carnival Corporation 144A	5.75	3-1-2027	195,000	151,613
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	182,760
MGM Resorts International	4.63	9-1-2026	154,000	140,105
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	181,980
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	205,000	154,775
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	191,892
				1,003,125
Specialty retail: 3.56%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	180,904
Carvana Company 144A	5.50	4-15-2027	210,000	136,112
Staples Incorporated 144A	7.50	4-15-2026	205,000	173,237
				490,253
Textiles, apparel & luxury goods: 0.78%
WESCO Aircraft Holdings 144A	8.50	11-15-2024	198,000	106,918
Consumer staples: 2.55%
Food & staples retailing: 1.37%
Performance Food Group Company 144A	5.50	10-15-2027	200,000	188,526
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products: 1.18%
Energizer Holdings Incorporated 144A	4.38%	3-31-2029	$200,000	$ 162,684
Energy: 14.10%
Energy equipment & services: 1.37%
USA Compression Partners LP	6.88	4-1-2026	200,000	187,570
Oil, gas & consumable fuels: 12.73%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	189,596
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	177,072
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	193,373
EQM Midstream Partners LP	5.50	7-15-2028	200,000	182,852
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	193,200
Occidental Petroleum Corporation	7.88	9-15-2031	90,000	103,730
Range Resources Corporation	4.88	5-15-2025	200,000	194,000
SM Energy Company	6.75	9-15-2026	200,000	196,688
Sunoco LP	4.50	5-15-2029	200,000	169,918
Weatherford International Limited 144A	11.00	12-1-2024	151,000	153,310
				1,753,739
Financials: 8.15%
Capital markets: 1.29%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	178,022
Consumer finance: 3.31%
Navient Corporation	5.50	3-15-2029	200,000	162,008
Navient Corporation	7.25	9-25-2023	120,000	120,202
OneMain Finance Corporation	5.38	11-15-2029	210,000	173,924
				456,134
Diversified financial services: 2.18%
CHS Incorporation 144A	4.75	2-15-2031	210,000	155,064
Compass Group Diversified Holdings LLC 144A	5.25	4-15-2029	170,000	144,713
				299,777
Insurance: 1.37%
Acrisure LLC 144A	7.00	11-15-2025	200,000	188,462
Health care: 6.52%
Health care equipment & supplies: 1.32%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	181,976
Health care providers & services: 3.90%
Centene Corporation	3.00	10-15-2030	210,000	175,518
Encompass Health Corporation	4.63	4-1-2031	220,000	181,701
MPT Operating Partnership LP	5.00	10-15-2027	200,000	179,414
				536,633
Pharmaceuticals: 1.30%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	179,434
Industrials: 5.04%
Aerospace & defense: 1.39%
TransDigm Group Incorporated	6.38	6-15-2026	200,000	192,000
The accompanying notes are an integral part of these financial statements.

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 2.57%
Delta Air Lines Incorporated	3.75%	10-28-2029	$210,000	$ 171,675
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	182,350
				354,025
Commercial services & supplies: 1.08%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	200,000	148,439
Information technology: 2.34%
Communications equipment: 1.15%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	157,843
IT services: 1.19%
Block Incorporated	3.50	6-1-2031	200,000	164,546
Materials: 5.52%
Chemicals: 1.34%
Chemours Company	5.38	5-15-2027	200,000	184,472
Containers & packaging: 2.92%
Mauser Packaging Solutions 144A	5.50	4-15-2024	210,000	203,296
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	199,000
				402,296
Metals & mining: 1.26%
Novelis Corporation 144A	4.75	1-30-2030	200,000	174,000
Real estate: 3.53%
Equity REITs: 1.12%
Service Properties Trust Company	4.38	2-15-2030	210,000	153,941
Real estate management & development: 2.41%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	165,078
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	166,876
				331,954
Utilities: 2.42%
Gas utilities: 1.26%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	174,000
Independent power & renewable electricity producers: 1.16%
Calpine Corporation 144A	5.00	2-1-2031	190,000	159,021
Total Corporate bonds and notes (Cost $12,911,765)				11,168,005
Yankee corporate bonds and notes: 16.40%
Communication services: 4.60%
Diversified telecommunication services: 1.03%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	142,400
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 2.59%
Videotron Limited 144A	5.13%	4-15-2027	$200,000	$ 187,500
Ziggo BV 144A	4.88	1-15-2030	200,000	168,840
				356,340
Wireless telecommunication services: 0.98%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	135,450
Consumer discretionary: 2.62%
Auto components: 1.34%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	185,088
Hotels, restaurants & leisure: 1.28%
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	176,475
Energy: 1.42%
Oil, gas & consumable fuels: 1.42%
Ithaca Energy plc 144A	9.00	7-15-2026	200,000	195,500
Financials: 2.47%
Diversified financial services: 2.47%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	177,782
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	162,313
				340,095
Health care: 0.06%
Pharmaceuticals: 0.06%
Endo Limited 144A	6.00	6-30-2028	145,000	7,975
Industrials: 1.42%
Aerospace & defense: 1.42%
Bombardier Incorporated 144A	7.13	6-15-2026	205,000	195,340
Information technology: 1.25%
Technology hardware, storage & peripherals: 1.25%
Seagate HDD Cayman	4.13	1-15-2031	210,000	172,074
Materials: 1.26%
Chemicals: 1.26%
Cerdia Finanz GmbH 144A	10.50	2-15-2027	200,000	173,468
Utilities: 1.30%
Independent power & renewable electricity producers: 1.30%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	179,000
Total Yankee corporate bonds and notes (Cost $2,715,863)				2,259,205

The accompanying notes are an integral part of these financial statements.

6  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	129,900	$ 129,900
Total Short-term investments (Cost $129,900)				129,900
Total investments in securities (Cost $15,757,528)	98.42%			13,557,110
Other assets and liabilities, net	1.58			217,997
Total net assets	100.00%			$13,775,107

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,168,782	$10,498,901	$(11,537,783)	$0	$0	$129,900	129,900	$4,069
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  7

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $15,627,628)	$ 13,427,210
Investments in affiliated securities, at value (cost $129,900)	129,900
Receivable for interest	246,671
Receivable from adviser	8,899
Prepaid expenses and other assets	253
Total assets	13,812,933
Liabilities
Professional fees payable	25,045
Interest holder report expenses payable	5,756
Custody and accounting fees payable	4,471
Trustees’ fees and expenses payable	1,111
Accrued expenses and other liabilities	1,443
Total liabilities	37,826
Total net assets	$13,775,107
The accompanying notes are an integral part of these financial statements.

8  |  Allspring High Yield Corporate Bond Portfolio

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Interest	$ 694,866
Income from affiliated securities	4,069
Total investment income	698,935
Expenses
Advisory fee	31,172
Custody and accounting fees	5,822
Professional fees	50,226
Interest holder report expenses	10,518
Trustees’ fees and expenses	11,153
Other fees and expenses	3,274
Total expenses	112,165
Less: Fee waivers and/or expense reimbursements	(78,499)
Net expenses	33,666
Net investment income	665,269
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,608,272)
Net change in unrealized gains (losses) on investments	(1,006,146)
Net realized and unrealized gains (losses) on investments	(2,614,418)
Net decrease in net assets resulting from operations	$(1,949,149)
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  9

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 665,269	$ 2,227,495
Net realized gains (losses) on investments	(1,608,272)	791,670
Net change in unrealized gains (losses) on investments	(1,006,146)	(2,625,377)
Net increase (decrease) in net assets resulting from operations	(1,949,149)	393,788
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,685,364	6,966,904
Withdrawals	(20,131,673)	(23,301,894)
Net decrease in net assets resulting from capital transactions	(18,446,309)	(16,334,990)
Total decrease in net assets	(20,395,458)	(15,941,202)
Net assets
Beginning of period	34,170,565	50,111,767
End of period	$ 13,775,107	$ 34,170,565
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Corporate Bond Portfolio

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(7.28)%	(0.21)%	6.34%	3.97%	3.70%	0.49%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.53%	0.35%	0.42%	0.34%	0.37%
Net expenses	0.27% *	0.27% *	0.27% *	0.30%	0.32%	0.37%
Net investment income	5.61%	4.64%	5.54%	5.54%	6.06%	5.36%
Supplemental data
Portfolio turnover rate	15%	73%	169%	52%	47%	122%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.63%
Year ended February 28, 2022	0.26%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  11

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

12  |  Allspring High Yield Corporate Bond Portfolio

Notes to financial statements (unaudited)
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $15,864,978 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 397
Gross unrealized losses	(2,308,265)
Net unrealized losses	$(2,307,868)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 11,168,005	$0	$ 11,168,005
Yankee corporate bonds and notes	0	2,259,205	0	2,259,205
Short-term investments
Investment companies	129,900	0	0	129,900
Total assets	$129,900	$13,427,210	$0	$13,557,110
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210

Allspring High Yield Corporate Bond Portfolio  |  13

Notes to financial statements (unaudited)
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $4,126,756 and $20,679,397, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

14  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring High Yield Corporate Bond Portfolio  |  15

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring High Yield Corporate Bond Portfolio  |  17

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

18  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring High Yield Corporate Bond Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Investment Grade
Corporate Bond Portfolio

  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Mark Clegg, CFA®‡, Brian Prucyk, Janet S. Rilling, CFA®‡
Ten largest holdings (%) as of August 31, 2022[1]
Visa Incorporated , 2.05%, 4-15-2030	0.94
Amazon.com Incorporated, 1.00%, 5-12-2026	0.93
NVIDIA Corporation , 2.85%, 4-1-2030	0.93
Berkshire Hathaway Incorporated, 3.13%, 3-15-2026	0.93
Verizon Communications, 3.15%, 3-22-2030	0.93
Johnson & Johnson, 4.38%, 12-5-2033	0.90
John Deere Capital Corporation , 0.45%, 6-7-2024	0.88
Walt Disney Company, 2.65%, 1-13-2031	0.87
Toronto Dominion Bank, 3.63%, 9-15-2031	0.86
National Australia Bank Limited, 2.50%, 7-12-2026	0.86
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 79.51%
Communication services: 5.33%
Diversified telecommunication services: 2.12%
AT&T Incorporated	3.55%	9-15-2055	$ 255,000	$ 186,709
AT&T Incorporated	3.80	12-1-2057	235,000	177,888
AT&T Incorporated	3.85	6-1-2060	145,000	109,988
T-Mobile USA Incorporated	3.75	4-15-2027	580,000	556,162
Verizon Communications	3.15	3-22-2030	905,000	810,552
				1,841,299
Entertainment: 0.87%
Walt Disney Company	2.65	1-13-2031	855,000	753,707
Interactive media & services: 0.09%
Alphabet Incorporated	2.25	8-15-2060	125,000	79,683
Media: 2.01%
CBS Corporation	4.85	7-1-2042	140,000	113,874
CBS Corporation	4.90	8-15-2044	140,000	111,423
Charter Communications Operating LLC	3.85	4-1-2061	165,000	105,532
Charter Communications Operating LLC	4.40	12-1-2061	215,000	151,208
Charter Communications Operating LLC	6.83	10-23-2055	165,000	164,908
Comcast Corporation	2.35	1-15-2027	210,000	195,532
Discovery Communications LLC	3.95	3-20-2028	400,000	367,433
Discovery Communications LLC	4.00	9-15-2055	1,000	663
Magallanes Incorporated 144A	5.14	3-15-2052	125,000	100,050
Magallanes Incorporated 144A	5.39	3-15-2062	295,000	236,797
Time Warner Cable LLC	4.50	9-15-2042	270,000	204,079
				1,751,499
Wireless telecommunication services: 0.24%
T-Mobile USA Incorporated	3.60	11-15-2060	295,000	212,316
Consumer discretionary: 4.58%
Automobiles: 0.38%
General Motors Company	6.25	10-2-2043	345,000	332,414
Diversified consumer services: 0.20%
Ford Foundation	2.82	6-1-2070	260,000	176,012
Hotels, restaurants & leisure: 1.15%
GLP Capital LP	5.30	1-15-2029	120,000	115,849
Marriott International Incorporated	4.63	6-15-2030	410,000	391,579
Starbucks Corporation	4.00	11-15-2028	500,000	488,632
				996,060
Household durables: 0.10%
Whirlpool Corporation	4.00	3-1-2024	87,000	87,122
Internet & direct marketing retail: 1.10%
Amazon.com Incorporated	1.00	5-12-2026	900,000	814,897
eBay Incorporated	4.00	7-15-2042	175,000	145,285
				960,182
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail: 0.24%
Target Corporation	3.63%	4-15-2046	$ 250,000	$ 212,356
Specialty retail: 1.34%
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	175,063
Lowe's Companies Incorporated	4.45	4-1-2062	130,000	109,786
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	295,633
TJX Companies Incorporated	3.88	4-15-2030	600,000	582,336
				1,162,818
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	3.63	5-1-2043	70,000	61,162
Consumer staples: 5.35%
Beverages: 2.09%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	230,000	192,410
Anheuser-Busch InBev Worldwide Incorporated	4.60	6-1-2060	105,000	93,142
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	295,000	280,061
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	75,000	79,992
Coca Cola Company	2.75	6-1-2060	280,000	199,498
Constellation Brands Incorporated	3.15	8-1-2029	300,000	269,710
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	702,218
				1,817,031
Food & staples retailing: 0.19%
The Kroger Company	5.00	4-15-2042	175,000	167,792
Food products: 1.08%
Kraft Heinz Food Company	5.50	6-1-2050	180,000	179,206
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	76,391
Mondelez International	2.75	4-13-2030	440,000	388,617
Tyson Foods Incorporated	4.35	3-1-2029	300,000	295,996
				940,210
Household products: 0.19%
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	169,258
Personal products: 0.18%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	158,144
Tobacco: 1.62%
Altria Group Incorporated	4.00	1-31-2024	62,000	61,928
Altria Group Incorporated	4.00	2-4-2061	200,000	133,703
Altria Group Incorporated	4.50	5-2-2043	175,000	133,113
BAT Capital Corporation	4.54	8-15-2047	140,000	102,192
Philip Morris International Incorporated	3.25	11-10-2024	210,000	207,237
Philip Morris International Incorporated	4.13	3-4-2043	390,000	306,728
Philip Morris International Incorporated	4.50	3-20-2042	140,000	115,524
Reynolds American Incorporated	4.45	6-12-2025	350,000	346,692
				1,407,117
The accompanying notes are an integral part of these financial statements.

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 6.57%
Energy equipment & services: 0.89%
Baker Hughes LLC	3.34%	12-15-2027	$ 670,000	$ 626,693
Halliburton Company	4.50	11-15-2041	175,000	150,895
				777,588
Oil, gas & consumable fuels: 5.68%
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	195,222
ConocoPhillips Company	5.90	10-15-2032	175,000	194,214
Consolidated Edison Company of New York Incorporated	4.13	5-15-2049	370,000	322,512
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	138,806
Energy Transfer Partners LP	5.95	10-1-2043	140,000	131,713
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	142,446
Enterprise Products Operating LLC	5.95	2-1-2041	200,000	208,543
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	82,386
Exxon Mobil Corporation	2.71	3-6-2025	345,000	335,707
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	155,488
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	196,058
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	70,609
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	363,291
ONEOK Incorporated	4.55	7-15-2028	500,000	484,564
Phillips 66	4.65	11-15-2034	140,000	135,311
Plains All American Pipeline LP	3.60	11-1-2024	210,000	204,993
Plains All American Pipeline LP	3.85	10-15-2023	350,000	348,562
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	398,611
Spectra Energy Partners LP	3.38	10-15-2026	300,000	285,812
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	87,788
Sunoco Logistics Partner LP	5.35	5-15-2045	185,000	163,034
Williams Partners LP	6.30	4-15-2040	273,000	291,014
				4,936,684
Financials: 20.87%
Banks: 6.12%
Bank of America Corporation (U.S. SOFR +1.56%) ±	2.97	7-21-2052	125,000	87,274
Citigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67	7-24-2028	325,000	306,086
Citigroup Incorporated	4.65	7-30-2045	625,000	573,331
Citizens Financial Group (5 Year Treasury Constant Maturity +2.50%) ±	4.30	2-11-2031	200,000	189,012
Compass Bank	3.88	4-10-2025	250,000	247,243
Deutsche Bank	1.69	3-19-2026	150,000	134,717
Deutsche Bank (U.S. SOFR +1.22%) ±	2.31	11-16-2027	450,000	382,288
Discover Bank	4.25	3-13-2026	250,000	244,579
Fifth Third Bancorp	2.25	2-1-2027	250,000	230,094
Fifth Third Bancorp	3.95	3-14-2028	400,000	388,087
JPMorgan Chase & Company (U.S. SOFR +2.44%) ±	3.11	4-22-2051	320,000	230,958
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	740,000	617,065
Key Bank NA	3.30	6-1-2025	250,000	243,702
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	348,319
Truist Bank	3.30	5-15-2026	600,000	576,016
US Bancorp	2.38	7-22-2026	190,000	179,200
US Bancorp	3.60	9-11-2024	350,000	349,015
				5,326,986
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 5.88%
Ares Capital Corporation	3.20%	11-15-2031	$ 240,000	$ 187,197
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	156,568
Bank of New York Mellon Corporation	3.00	10-30-2028	570,000	522,061
BlackRock Incorporated	3.25	4-30-2029	785,000	744,561
Goldman Sachs Group Incorporated (3 Month LIBOR +1.16%) ±	3.81	4-23-2029	415,000	388,339
Goldman Sachs Group Incorporated (3 Month LIBOR +1.43%) ±	4.41	4-23-2039	125,000	113,740
Goldman Sachs Group Incorporated	4.75	10-21-2045	360,000	339,311
Intercontinental Exchange	3.75	9-21-2028	500,000	482,977
Moody's Corporation	5.25	7-15-2044	210,000	213,523
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	575,000	442,626
Morgan Stanley	4.30	1-27-2045	290,000	259,138
Northern Trust Corporation	3.95	10-30-2025	175,000	174,333
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	94,808
Prospect Capital Corporation	3.44	10-15-2028	115,000	89,068
S +P Global Incorporated 144A	3.90	3-1-2062	130,000	111,976
The Charles Schwab Corporation	3.63	4-1-2025	140,000	138,485
The Charles Schwab Corporation	4.63	3-22-2030	650,000	658,277
				5,116,988
Consumer finance: 2.57%
Ally Financial Incorporated	8.00	11-1-2031	225,000	250,378
American Honda Finance Corporation	2.90	2-16-2024	200,000	197,259
Capital One Financial Corporation	3.75	7-28-2026	525,000	505,754
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	197,418
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	175,336
General Motors Financial Company Incorporated	5.65	1-17-2029	140,000	139,734
John Deere Capital Corporation	0.45	6-7-2024	810,000	766,992
				2,232,871
Diversified financial services: 1.69%
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	240,000	268,161
Berkshire Hathaway Incorporated	3.13	3-15-2026	830,000	811,254
Blackstone Private Credit Fund	3.25	3-15-2027	215,000	184,460
British American Tobacco Capital Corporation	5.28	4-2-2050	95,000	76,528
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	133,921
				1,474,324
Insurance: 3.63%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	115,000	116,878
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	189,487
Aon Corporation	6.25	9-30-2040	70,000	76,646
Arch Capital Group Limited	5.14	11-1-2043	147,000	140,902
Chubb Corporation	6.00	5-11-2037	196,000	222,053
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	26,133
Loews Corporation	4.13	5-15-2043	140,000	118,070
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	198,766
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	199,804
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	109,559
MetLife Incorporated	6.38	6-15-2034	196,000	223,339
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	136,912
Progressive Corporation	6.25	12-1-2032	252,000	286,918
Progressive Corporation	7.75	3-1-2031	365,000	422,847
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	169,976
Prudential Financial Incorporated	5.75	7-15-2033	350,000	376,057
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Prudential Financial Incorporated	6.63%	12-1-2037	$ 45,000	$ 52,008
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	88,509
				3,154,864
Mortgage REITs: 0.98%
Ventas Realty LP	3.50	2-1-2025	400,000	390,401
Ventas Realty LP	4.40	1-15-2029	485,000	466,559
				856,960
Health care: 7.59%
Biotechnology: 1.43%
AbbVie Incorporated	4.85	6-15-2044	350,000	332,225
Biogen Incorporated	2.25	5-1-2030	700,000	571,816
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	343,646
				1,247,687
Health care equipment & supplies: 0.51%
Abbott Laboratories	6.15	11-30-2037	166,000	197,055
Catholic Health Initiatives	4.35	11-1-2042	175,000	156,018
Stryker Corporation	4.63	3-15-2046	95,000	89,801
				442,874
Health care providers & services: 3.19%
Aetna Incorporated	4.13	11-15-2042	75,000	63,315
Aetna Incorporated	4.50	5-15-2042	105,000	93,559
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	151,983
Anthem Incorporated	4.38	12-1-2047	15,000	13,786
Ascension Healthcare Company	3.95	11-15-2046	95,000	86,525
Baptist Health South Florida	3.12	11-15-2071	295,000	195,486
CIGNA Corporation Company	4.80	7-15-2046	210,000	196,228
CIGNA Corporation Company	6.13	11-15-2041	175,000	188,464
CVS Health Corporation	5.05	3-25-2048	420,000	404,381
HCA Incorporated 144A	4.38	3-15-2042	180,000	146,994
HCA Incorporated 144A	4.63	3-15-2052	160,000	132,404
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	265,032
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	184,123
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	163,045
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	278,140
WellPoint Incorporated	5.85	1-15-2036	200,000	214,265
				2,777,730
Pharmaceuticals: 2.46%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	108,538
Bristol-Myers Squibb Company	3.90	3-15-2062	175,000	146,861
Eli Lilly & Company	2.75	6-1-2025	70,000	68,658
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	224,761
Johnson & Johnson	4.38	12-5-2033	770,000	786,099
Merck & Company Incorporated	2.75	2-10-2025	380,000	371,488
Mylan Incorporated	4.20	11-29-2023	200,000	199,848
Zoetis Incorporated	4.70	2-1-2043	240,000	229,657
				2,135,910
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 3.70%
Aerospace & defense: 1.43%
Lockheed Martin Corporation	6.15%	9-1-2036	$ 122,000	$ 139,389
Northrop Grumman Corporation	5.05	11-15-2040	70,000	70,304
Precision Castparts Corporation	3.90	1-15-2043	140,000	121,342
Textron Incorporated	4.30	3-1-2024	140,000	140,484
The Boeing Company	2.60	10-30-2025	120,000	112,907
The Boeing Company	5.88	2-15-2040	186,000	182,075
United Technologies Corporation	3.75	11-1-2046	570,000	474,153
				1,240,654
Air freight & logistics: 0.28%
United Parcel Service Incorporated	6.20	1-15-2038	206,000	242,174
Airlines: 0.20%
American Airlines Incorporated	3.20	12-15-2029	46,004	39,809
United Airlines Incorporated	4.30	2-15-2027	138,715	130,361
				170,170
Electrical equipment: 0.12%
Rockwell Automation Incorporated	2.80	8-15-2061	160,000	104,513
Industrial conglomerates: 0.34%
Honeywell International Incorporated	3.35	12-1-2023	140,000	139,768
Honeywell International Incorporated	3.81	11-21-2047	175,000	160,800
				300,568
Machinery: 0.34%
Deere & Company	5.38	10-16-2029	105,000	112,185
Dover Corporation	5.38	10-15-2035	140,000	139,619
Parker Hannifin Corporation	6.25	5-15-2038	42,000	45,037
				296,841
Road & rail: 0.22%
CSX Corporation	4.25	11-1-2066	140,000	119,527
Norfolk Southern Corporation	5.10	12-31-2049	80,000	71,692
				191,219
Trading companies & distributors: 0.53%
Air Lease Corporation	3.25	3-1-2025	200,000	190,906
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	271,167
				462,073
Transportation infrastructure: 0.24%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	210,209
Information technology: 9.65%
Communications equipment: 0.72%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	295,965
Cisco Systems Incorporated	2.95	2-28-2026	340,000	332,730
				628,695
Electronic equipment, instruments & components: 0.90%
Corning Incorporated	5.45	11-15-2079	390,000	361,246
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic equipment, instruments & components (continued)
Dell International LLC	6.10%	7-15-2027	$ 230,000	$ 241,847
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	176,003
				779,096
IT services: 2.59%
Fiserv Incorporated	3.85	6-1-2025	210,000	206,548
IBM Corporation	3.00	5-15-2024	300,000	296,305
Mastercard Incorporated	3.50	2-26-2028	400,000	393,969
Mastercard Incorporated	3.95	2-26-2048	140,000	128,468
Visa Incorporated	2.75	9-15-2027	300,000	286,511
Visa Incorporated	2.05	4-15-2030	930,000	814,974
Western Union Company	6.20	11-17-2036	122,000	120,730
				2,247,505
Semiconductors & semiconductor equipment: 2.11%
Applied Materials Incorporated	5.85	6-15-2041	380,000	432,361
Intel Corporation	2.60	5-19-2026	220,000	210,441
Intel Corporation	4.25	12-15-2042	175,000	157,124
Intel Corporation	4.90	7-29-2045	230,000	225,255
NVIDIA Corporation	2.85	4-1-2030	900,000	812,018
				1,837,199
Software: 2.29%
CDW LLC	3.57	12-1-2031	230,000	193,186
Microsoft Corporation	2.68	6-1-2060	155,000	110,073
Microsoft Corporation	2.88	2-6-2024	240,000	237,514
Microsoft Corporation	3.04	3-17-2062	180,000	137,304
Microsoft Corporation	5.20	6-1-2039	77,000	85,880
Oracle Corporation	3.40	7-8-2024	110,000	108,400
Salesforce.com Incorporated	3.05	7-15-2061	245,000	176,866
Salesforce.com Incorporated	3.70	4-11-2028	200,000	198,131
Vmware Incorporated	4.65	5-15-2027	755,000	747,730
				1,995,084
Technology hardware, storage & peripherals: 1.04%
Apple Incorporated	2.80	2-8-2061	155,000	109,476
Apple Incorporated	2.85	8-5-2061	440,000	312,409
Apple Incorporated	3.00	2-9-2024	380,000	376,819
Apple Incorporated	4.65	2-23-2046	105,000	107,349
				906,053
Materials: 1.76%
Chemicals: 0.69%
DuPont de Nemours Incorporated	5.42	11-15-2048	140,000	137,492
Eastman Chemical Company	4.80	9-1-2042	140,000	123,483
LYB International Finance III LLC	3.80	10-1-2060	150,000	105,950
Westlake Chemical Corporation	3.38	8-15-2061	355,000	233,418
				600,343
Containers & packaging: 0.05%
MeadWestvaco Corporation	7.95	2-15-2031	35,000	40,991
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 1.02%
Freeport-McMoRan Incorporated	4.25%	3-1-2030	$ 325,000	$ 294,334
Newmont Mining Corporation	2.60	7-15-2032	730,000	597,420
				891,754
Real estate: 5.74%
Equity REITs: 5.74%
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	347,705
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	604,999
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	175,569
Boston Properties LP	2.75	10-1-2026	500,000	465,510
Boston Properties LP	3.80	2-1-2024	300,000	297,848
Equinix Incorporated	1.55	3-15-2028	775,000	657,193
HCP Incorporated	6.75	2-1-2041	95,000	105,451
Health Care REIT Incorporated	4.00	6-1-2025	210,000	207,341
Health Care REIT Incorporated	4.50	1-15-2024	140,000	140,434
Kimco Realty Corporation	2.80	10-1-2026	350,000	327,994
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,000
Prologis LP	1.25	10-15-2030	885,000	706,950
Realty Income Corporation	4.88	6-1-2026	119,000	121,191
Simon Property Group LP	3.30	1-15-2026	410,000	397,646
Simon Property Group LP	3.75	2-1-2024	175,000	174,419
Welltower Incorporated	4.95	9-1-2048	240,000	225,773
				4,991,023
Utilities: 8.37%
Electric utilities: 7.00%
Appalachian Power Company	3.40	6-1-2025	175,000	171,337
Appalachian Power Company	4.45	6-1-2045	175,000	152,266
Appalachian Power Company	7.00	4-1-2038	70,000	81,923
Arizona Public Service Company	3.15	5-15-2025	105,000	101,735
Arizona Public Service Company	4.50	4-1-2042	70,000	61,070
Baltimore Gas & Electric Company	3.50	8-15-2046	300,000	246,473
Berkshire Hathaway Energy	3.65	4-15-2029	685,000	663,856
Commonwealth Edison Company	3.80	10-1-2042	70,000	60,403
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	30,000	26,055
Duke Energy Incorporated	4.10	3-15-2043	210,000	187,293
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	99,609
Entergy Arkansas Incorporated	4.20	4-1-2049	280,000	254,887
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	86,368
Exelon Corporation	4.95	6-15-2035	140,000	137,009
Florida Power & Light Company	5.95	2-1-2038	224,000	249,641
Florida Power & Light Company	5.96	4-1-2039	175,000	196,860
Florida Power Corporation	5.65	4-1-2040	87,000	93,651
Interstate Power & Light Company	6.25	7-15-2039	21,000	22,997
NSTAR Electric Company	5.50	3-15-2040	70,000	74,167
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	107,690
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	146,127
Pacific Gas & Electric Company	2.50	2-1-2031	895,000	684,344
PacifiCorp	3.60	4-1-2024	175,000	174,610
PPL Electric Utilities	4.75	7-15-2043	105,000	102,573
PPL Electric Utilities	6.25	5-15-2039	31,000	34,935
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	120,142
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Public Service Electric & Gas Company	3.95%	5-1-2042	$ 70,000	$ 62,915
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	76,986
South Carolina Electric & Gas Company	5.10	6-1-2065	30,000	30,618
Southern California Edison Company	3.90	3-15-2043	105,000	85,199
Southern California Edison Company	5.35	7-15-2035	126,000	125,319
Southern California Edison Company	5.50	3-15-2040	140,000	138,573
Southern California Edison Company	6.00	1-15-2034	70,000	74,218
Southwestern Electric Power Company	6.20	3-15-2040	35,000	37,114
The Southern Company	4.40	7-1-2046	185,000	163,070
TXU Electric Delivery Company	7.25	1-15-2033	237,000	291,206
Union Electric Company	8.45	3-15-2039	56,000	74,073
Virginia Electric & Power Company	3.10	5-15-2025	70,000	68,372
Virginia Electric & Power Company	4.20	5-15-2045	105,000	93,520
Virginia Electric & Power Company	4.45	2-15-2044	105,000	97,159
Virginia Electric & Power Company	6.00	1-15-2036	70,000	76,548
Westar Energy Incorporated	4.10	4-1-2043	210,000	183,217
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	75,147
				6,091,275
Gas utilities: 0.39%
CenterPoint Energy Incorporated	4.50	4-1-2044	175,000	166,622
One Gas Incorporated	3.61	2-1-2024	70,000	69,369
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	31,665
Southern California Gas Company	5.13	11-15-2040	70,000	69,413
				337,069
Multi-utilities: 0.98%
Ameren Illinois Company	3.70	12-1-2047	165,000	140,121
Consumers Energy Company	4.05	5-15-2048	290,000	263,458
Dominion Resources Incorporated	5.95	6-15-2035	157,000	166,547
Sempra Energy	3.25	6-15-2027	300,000	283,861
				853,987
Total Corporate bonds and notes (Cost $77,134,561)				69,186,143
Non-agency mortgage-backed securities: 0.13%
Peco Energy Company 1st Mortgage	2.85	9-15-2051	160,000	116,461
Total Non-agency mortgage-backed securities (Cost $130,519)				116,461
Yankee corporate bonds and notes: 17.23%
Communication services: 0.78%
Diversified telecommunication services: 0.16%
Bell Canada Company	4.46	4-1-2048	150,000	137,636
Wireless telecommunication services: 0.62%
America Movil SAB de CV	4.38	4-22-2049	100,000	92,250
Rogers Communications Incorporated	3.70	11-15-2049	105,000	79,558
Rogers Communications Incorporated 144A	4.55	3-15-2052	200,000	175,556
Vodafone Group plc	4.38	2-19-2043	230,000	197,825
				545,189
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 0.90%
Internet & direct marketing retail: 0.90%
Alibaba Group Holding Limited	3.40%	12-6-2027	$ 200,000	$ 188,856
Alibaba Group Holding Limited	3.60	11-28-2024	600,000	591,142
				779,998
Consumer staples: 0.16%
Beverages: 0.16%
Diageo Capital plc	5.88	9-30-2036	122,000	135,189
Energy: 1.98%
Oil, gas & consumable fuels: 1.98%
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	104,031
Husky Energy Incorporated	6.80	9-15-2037	70,000	76,112
Petro-Canada	5.95	5-15-2035	140,000	143,076
Shell International Finance BV	2.88	5-10-2026	230,000	221,800
Shell International Finance BV	3.25	5-11-2025	350,000	344,176
Total Capital International SA	3.39	6-29-2060	105,000	80,820
Total Capital International SA	3.75	4-10-2024	350,000	350,365
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	174,437
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	224,010
				1,718,827
Financials: 10.16%
Banks: 8.36%
Banco Santander SA	2.75	12-3-2030	200,000	155,296
Bank of Nova Scotia	4.50	12-16-2025	500,000	498,677
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	300,000	286,259
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	267,027
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	200,000	158,671
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	200,000	188,145
HSBC Holdings plc	4.95	3-31-2030	400,000	388,076
ING Banking Group plc (U.S. SOFR +1.83%) ±	4.02	3-28-2028	200,000	189,610
ING Banking Group plc	4.55	10-2-2028	500,000	483,989
Lloyds Banking Group plc	4.55	8-16-2028	700,000	678,700
National Australia Bank Limited	2.50	7-12-2026	800,000	751,213
Natwest Group plc	3.88	9-12-2023	300,000	298,290
Royal Bank of Canada	0.43	1-19-2024	125,000	119,286
Royal Bank of Canada	4.65	1-27-2026	700,000	705,284
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	616,315
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	752,463
Westpac Banking Corporation	2.15	6-3-2031	305,000	256,013
Westpac Banking Corporation	2.85	5-13-2026	500,000	478,601
				7,271,915
Capital markets: 0.20%
Invesco Finance plc	4.00	1-30-2024	175,000	174,183
Diversified financial services: 1.43%
AerCap Ireland Capital	3.30	1-30-2032	150,000	121,055
Brookfield Finance Incorporated	3.63	2-15-2052	155,000	112,995
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	197,451
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
GE Capital International Funding Company	3.37%	11-15-2025	$ 550,000	$ 536,500
Shell International Finance BV	3.75	9-12-2046	145,000	124,271
Shell International Finance BV	4.00	5-10-2046	175,000	155,891
				1,248,163
Insurance: 0.17%
XLIT Limited	5.25	12-15-2043	140,000	147,544
Health care: 1.46%
Health care equipment & supplies: 0.11%
DH Europe Finance II	3.40	11-15-2049	125,000	101,055
Pharmaceuticals: 1.35%
AstraZeneca plc	3.38	11-16-2025	500,000	490,822
AstraZeneca plc	4.38	11-16-2045	200,000	192,101
Royalty Pharma Company	2.20	9-2-2030	605,000	490,511
				1,173,434
Industrials: 0.45%
Professional services: 0.35%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	210,680
Thomson Reuters Corporation	5.85	4-15-2040	94,000	97,052
				307,732
Road & rail: 0.10%
Canadian National Railway Company	3.65	2-3-2048	100,000	84,944
Information technology: 0.86%
Semiconductors & semiconductor equipment: 0.86%
NXP BV	4.30	6-18-2029	785,000	745,532
Materials: 0.48%
Chemicals: 0.48%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	293,613
Nutrien Limited	6.13	1-15-2041	115,000	124,520
				418,133
Total Yankee corporate bonds and notes (Cost $16,368,625)				14,989,474

		Yield	Shares
Short-term investments: 2.01%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class ♠∞		2.09	1,745,523	1,745,523
Total Short-term investments (Cost $1,745,523)				1,745,523
Total investments in securities (Cost $95,379,228)	98.88%			86,037,601
Other assets and liabilities, net	1.12			971,902
Total net assets	100.00%			$87,009,503

The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,000,151	$61,519,758	$(64,774,386)	$0	$0	$1,745,523	1,745,523	$17,405
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Investment Grade Corporate Bond Portfolio

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $93,633,705)	$ 84,292,078
Investments in affiliated securities, at value (cost $1,745,523)	1,745,523
Receivable for interest	1,000,200
Receivable from adviser	6,066
Prepaid expenses and other assets	1,677
Total assets	87,045,544
Liabilities
Professional fees payable	22,086
Interest holder report expenses payable	5,084
Custody and accounting fees payable	4,957
Trustees’ fees and expenses payable	3,701
Accrued expenses and other liabilities	213
Total liabilities	36,041
Total net assets	$87,009,503
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  15

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Interest	$ 2,497,745
Income from affiliated securities	17,405
Total investment income	2,515,150
Expenses
Advisory fee	38,227
Custody and accounting fees	7,482
Professional fees	36,480
Interest holder report expenses	9,160
Trustees’ fees and expenses	11,153
Other fees and expenses	6,485
Total expenses	108,987
Less: Fee waivers and/or expense reimbursements	(66,938)
Net expenses	42,049
Net investment income	2,473,101
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(11,324,934)
Net change in unrealized gains (losses) on investments	(7,170,451)
Net realized and unrealized gains (losses) on investments	(18,495,385)
Net decrease in net assets resulting from operations	$(16,022,284)
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Investment Grade Corporate Bond Portfolio

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 2,473,101	$ 6,628,499
Net realized gains (losses) on investments	(11,324,934)	5,904,063
Net change in unrealized gains (losses) on investments	(7,170,451)	(20,234,065)
Net decrease in net assets resulting from operations	(16,022,284)	(7,701,503)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	16,613,789	41,021,656
Withdrawals	(124,001,009)	(52,684,124)
Net decrease in net assets resulting from capital transactions	(107,387,220)	(11,662,468)
Total decrease in net assets	(123,409,504)	(19,363,971)
Net assets
Beginning of period	210,419,007	229,782,978
End of period	$ 87,009,503	$210,419,007
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  17

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(9.08)%	(3.73)%	2.46%	15.72%	2.29%	(0.12)%
Ratios to average net assets (annualized)
Gross expenses	0.14%	0.10%	0.10%	0.10%	0.09%	0.08%
Net expenses	0.06% *	0.06% *	0.06% *	0.07%	0.08%	0.08%
Net investment income	3.29%	2.94%	3.24%	3.59%	3.74%	3.48%
Supplemental data
Portfolio turnover rate	18%	46%	37%	18%	25%	61%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.08%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.04%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Investment Grade Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Investment Grade Corporate Bond Portfolio  |  19

Notes to financial statements (unaudited)
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $95,328,089 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 439,591
Gross unrealized losses	(9,730,079)
Net unrealized losses	$(9,290,488)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 69,186,143	$0	$ 69,186,143
Non-agency mortgage-backed securities	0	116,461	0	116,461
Yankee corporate bonds and notes	0	14,989,474	0	14,989,474
Short-term investments
Investment companies	1,745,523	0	0	1,745,523
Total assets	$1,745,523	$84,292,078	$0	$86,037,601
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

20  |  Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $25,990,451 and $124,314,271, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Investment Grade Corporate Bond Portfolio  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Investment Grade Corporate Bond Portfolio  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24  |  Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Investment Grade Corporate Bond Portfolio  |  25

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

26  |  Allspring Investment Grade Corporate Bond Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring Strategic Retirement
Bond Portfolio

Allspring Strategic Retirement Bond Portfolio  |  1

Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index† and 50% to the Bloomberg U.S. Government Intermediate Bond Index††, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah#, Brian Prucyk#, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk, Nick Toporkov, Ph.D., CFA®‡#
Ten largest holdings (%) as of August 31, 2022[1]
TIPS, 0.13%, 1-15-2030	5.89
TIPS, 0.50%, 4-15-2024	5.71
TIPS, 0.38%, 7-15-2027	5.43
TIPS, 0.50%, 1-15-2028	5.36
TIPS, 0.13%, 7-15-2026	5.08
TIPS, 2.38%, 1-15-2027	4.96
TIPS, 2.38%, 1-15-2025	4.86
TIPS, 0.13%, 7-15-2031	3.30
TIPS, 3.88%, 4-15-2029	2.95
U.S. Treasury Note, 1.13%, 2-15-2031	2.66
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of August 31, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. Allocations are subject to change and may have changed since the date specified.

†	The Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index measures the performance of the U.S. Treasury Inflation-Protected Securities (TIPS) market with maturities of more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index-eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.
††	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Boraiah, Mr. Prucyk and Mr. Toporkov became portfolio managers of the Portfolio on October 31, 2022.

2  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.28%
FHLB	0.80%	3-4-2026	$ 75,000	$ 67,722
FHLB	2.50	2-13-2024	10,000	9,874
FHLB	2.75	12-13-2024	20,000	19,672
FHLB	3.25	11-16-2028	35,000	34,838
FHLMC	0.38	7-21-2025	95,000	86,901
FNMA	0.38	8-25-2025	60,000	54,729
FNMA	1.88	9-24-2026	10,000	9,409
FNMA	2.13	4-24-2026	28,000	26,708
FNMA	2.88	9-12-2023	65,000	64,521
Total Agency securities (Cost $401,473)				374,374
U.S. Treasury securities: 98.35%
TIPS	0.13	7-15-2024	278,161	273,902
TIPS	0.13	10-15-2024	519,485	511,154
TIPS	0.13	10-15-2025	673,479	660,132
TIPS	0.13	7-15-2026	1,516,118	1,484,394
TIPS	0.13	4-15-2027	645,135	626,071
TIPS	0.13	1-15-2030	1,801,612	1,719,978
TIPS	0.13	7-15-2030	745,098	712,296
TIPS	0.13	1-15-2031	11,378	10,817
TIPS	0.13	7-15-2031	1,016,664	965,335
TIPS	0.13	1-15-2032	753,271	711,665
TIPS	0.25	1-15-2025	37,514	36,917
TIPS	0.25	7-15-2029	17,368	16,862
TIPS	0.38	7-15-2025	43,713	43,159
TIPS	0.38	1-15-2027	190,049	186,842
TIPS	0.38	7-15-2027	1,610,351	1,585,965
TIPS	0.50	4-15-2024	1,685,192	1,667,123
TIPS	0.50	1-15-2028	1,590,981	1,566,515
TIPS	0.63	1-15-2024	356,690	353,304
TIPS	0.75	7-15-2028	448,373	449,915
TIPS	0.88	1-15-2029	598,220	602,333
TIPS	2.38	1-15-2025	1,373,299	1,418,467
TIPS	2.38	1-15-2027	1,355,592	1,447,535
TIPS	2.50	1-15-2029	41,386	45,760
TIPS	3.38	4-15-2032	166,863	206,548
TIPS	3.63	4-15-2028	18,312	21,117
TIPS	3.88	4-15-2029	720,664	862,389
U.S. Treasury Bond	6.13	11-15-2027	215,000	242,740
U.S. Treasury Bond	6.13	8-15-2029	115,000	135,192
U.S. Treasury Bond	6.38	8-15-2027	125,000	141,836
U.S. Treasury Bond	6.88	8-15-2025	20,000	21,862
U.S. Treasury Note	0.13	2-15-2024	345,000	328,693
U.S. Treasury Note	0.25	9-30-2023	345,000	333,275
U.S. Treasury Note	0.25	7-31-2025	470,000	428,067
U.S. Treasury Note	0.38	7-31-2027	185,000	160,408
U.S. Treasury Note	0.50	6-30-2027	320,000	279,463
U.S. Treasury Note	0.50	8-31-2027	10,000	8,699
U.S. Treasury Note	0.63	10-15-2024	240,000	226,106
U.S. Treasury Note	0.63	5-15-2030	30,000	24,729
U.S. Treasury Note	0.63	8-15-2030	45,000	36,916
U.S. Treasury Note	0.75	3-31-2026	50,000	45,432
U.S. Treasury Note	0.88	11-15-2030	265,000	221,513
U.S. Treasury Note	1.00	7-31-2028	630,000	550,733
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.13%	2-15-2031	$ 915,000	$ 778,000
U.S. Treasury Note	1.25	4-30-2028	120,000	106,964
U.S. Treasury Note	1.38	8-31-2026	380,000	351,025
U.S. Treasury Note	1.38	10-31-2028	205,000	182,498
U.S. Treasury Note	1.50	8-15-2026	325,000	301,691
U.S. Treasury Note	1.50	2-15-2030	140,000	124,184
U.S. Treasury Note	1.63	11-30-2026	410,000	381,508
U.S. Treasury Note	1.75	11-15-2029	85,000	77,161
U.S. Treasury Note	1.88	8-31-2024	160,000	155,138
U.S. Treasury Note	1.88	7-31-2026	20,000	18,868
U.S. Treasury Note	1.88	2-28-2029	445,000	407,888
U.S. Treasury Note	2.00	4-30-2024	10,000	9,764
U.S. Treasury Note	2.00	5-31-2024	269,000	262,349
U.S. Treasury Note	2.00	6-30-2024	185,000	180,230
U.S. Treasury Note	2.00	2-15-2025	37,000	35,717
U.S. Treasury Note	2.13	2-29-2024	378,000	370,602
U.S. Treasury Note	2.25	12-31-2023	272,000	267,644
U.S. Treasury Note	2.25	1-31-2024	24,000	23,592
U.S. Treasury Note	2.25	4-30-2024	235,000	230,383
U.S. Treasury Note	2.25	8-15-2027	40,000	37,984
U.S. Treasury Note	2.25	11-15-2027	50,000	47,367
U.S. Treasury Note	2.63	12-31-2023	375,000	370,972
U.S. Treasury Note	2.63	3-31-2025	345,000	337,709
U.S. Treasury Note	2.63	1-31-2026	445,000	432,832
U.S. Treasury Note	2.63	2-15-2029	85,000	81,520
U.S. Treasury Note	2.63	7-31-2029	95,000	91,066
U.S. Treasury Note	2.75	11-15-2023	16,000	15,863
U.S. Treasury Note	2.75	2-15-2024	35,000	34,638
U.S. Treasury Note	2.75	8-31-2025	325,000	318,132
U.S. Treasury Note	2.88	4-30-2025	10,000	9,839
U.S. Treasury Note	2.88	5-31-2025	490,000	481,942
U.S. Treasury Note	2.88	11-30-2025	125,000	122,671
U.S. Treasury Note	6.00	2-15-2026	146,000	157,777
U.S. Treasury Note	6.50	11-15-2026	30,000	33,589
U.S. Treasury Note	6.63	2-15-2027	235,000	265,734
U.S. Treasury Note	6.75	8-15-2026	220,000	247,079
Total U.S. Treasury securities (Cost $30,548,929)				28,724,079

		Yield	Shares
Short-term investments: 0.17%
Investment companies: 0.17%
Allspring Government Money Market Fund Select Class ♠∞		2.09	50,296	50,296
Total Short-term investments (Cost $50,296)				50,296
Total investments in securities (Cost $31,000,698)	99.80%			29,148,749
Other assets and liabilities, net	0.20			57,177
Total net assets	100.00%			$29,205,926

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

4  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$331,202	$14,930,246	$(15,211,152)	$0	$0	$50,296	50,296	$6,195
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  5

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $30,950,402)	$ 29,098,453
Investments in affiliated securities, at value (cost $50,296)	50,296
Receivable for interest	69,052
Receivable from adviser	10,676
Prepaid expenses and other assets	943
Total assets	29,229,420
Liabilities
Professional fees payable	9,844
Interest holder report expenses payable	5,652
Custody and accounting fees payable	3,375
Trustees’ fees and expenses payable	2,611
Accrued expenses and other liabilities	2,012
Total liabilities	23,494
Total net assets	$29,205,926
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Strategic Retirement Bond Portfolio

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Interest	$ 1,606,816
Income from affiliated securities	6,195
Total investment income	1,613,011
Expenses
Advisory fee	12,013
Custody and accounting fees	5,258
Professional fees	48,285
Interest holder report expenses	8,249
Trustees’ fees and expenses	11,153
Other fees and expenses	2,655
Total expenses	87,613
Less: Fee waivers and/or expense reimbursements	(72,477)
Net expenses	15,136
Net investment income	1,597,875
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(976,544)
Net change in unrealized gains (losses) on investments	(2,827,762)
Net realized and unrealized gains (losses) on investments	(3,804,306)
Net decrease in net assets resulting from operations	$(2,206,431)
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  7

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 1,597,875	$ 4,596,973
Net realized gains (losses) on investments	(976,544)	79,947
Net change in unrealized gains (losses) on investments	(2,827,762)	(2,573,630)
Net increase (decrease) in net assets resulting from operations	(2,206,431)	2,103,290
Capital transactions
Transactions in investors’ beneficial interests
Contributions	2,696,722	19,610,330
Withdrawals	(37,176,606)	(110,936,963)
Net decrease in net assets resulting from capital transactions	(34,479,884)	(91,326,633)
Total decrease in net assets	(36,686,315)	(89,223,343)
Net assets
Beginning of period	65,892,241	155,115,584
End of period	$ 29,205,926	$ 65,892,241
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Strategic Retirement Bond Portfolio

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(4.19)%	1.82%	3.73%	7.75%	2.47%	(1.40)%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.12%	0.15%	0.18%	0.16%	0.17%
Net expenses	0.06% *	0.06% *	0.07% *	0.11%	0.14%	0.17%
Net investment income	6.65%	3.21%	1.01%	2.27%	2.23%	1.45%
Supplemental data
Portfolio turnover rate	10%	27%	44%	41%	23%	193%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.30%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  9

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Retirement Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

10  |  Allspring Strategic Retirement Bond Portfolio

Notes to financial statements (unaudited)
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $30,993,187 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 10,363
Gross unrealized losses	(1,854,801)
Net unrealized losses	$(1,844,438)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 374,374	$0	$ 374,374
U.S. Treasury securities	28,724,079	0	0	28,724,079
Short-term investments
Investment companies	50,296	0	0	50,296
Total assets	$28,774,375	$374,374	$0	$29,148,749
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030

Allspring Strategic Retirement Bond Portfolio  |  11

Notes to financial statements (unaudited)
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments in U.S. government obligations, excluding short-term securities, for the six months ended August 31, 2022 were $4,747,646 and $38,553,227, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

12  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Strategic Retirement Bond Portfolio  |  13

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Strategic Retirement Bond Portfolio  |  15

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

16  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Strategic Retirement Bond Portfolio  |  17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Semi-Annual Report
August 31, 2022
Allspring U.S. REIT Portfolio

Allspring U.S. REIT Portfolio  |  1

Portfolio information (unaudited)
Investment objectiveThe Portfolio seeks to replicate the total return of the Dow Jones U.S. Select REIT Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Petros N. Bocray, CFA®‡FRM
Ten largest holdings (%) as of August 31, 2022[1]
Prologis Incorporated	9.51
Equinix Incorporated	6.17
Public Storage Incorporated	5.21
Realty Income Corporation	4.24
Digital Realty Trust Incorporated	3.63
Welltower Incorporated	3.59
Simon Property Group Incorporated	3.46
AvalonBay Communities Incorporated	2.90
Extra Space Storage Incorporated	2.75
Equity Residential	2.58
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

†	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. You cannot invest directly in an index.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2  |  Allspring U.S. REIT Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.27%
Real estate: 99.27%
Equity REITs: 99.27%
Acadia Realty Trust	1,649	$ 26,269
Agree Realty Corporation	1,306	98,368
Alexandria Real Estate Equities Incorporated	2,579	395,619
American Assets Trust Incorporated	915	25,400
American Homes 4 Rent Class A	5,135	182,601
Americold Realty Trust	4,678	137,627
Apartment Income REIT Corporation	2,729	111,480
Apartment Investment & Management Company Class A †	2,652	23,444
Apple Hospitality REIT Incorporated	3,698	58,835
Ashford Hospitality Trust Incorporated †	599	5,499
AvalonBay Communities Incorporated	2,428	487,809
Boston Properties Incorporated	2,478	196,828
Brandywine Realty Trust	2,977	23,905
Brixmor Property Group Incorporated	5,205	111,803
Broadstone Net Lease Incorporated REIT	2,942	56,310
Camden Property Trust	1,850	237,744
CareTrust REIT Incorporated	1,686	36,316
Centerspace REIT	267	20,126
Chatham Lodging Trust †	848	10,312
City Office REIT Incorporated	757	8,743
Community Healthcare Trust Incorporated	410	15,125
Corporate Office Properties Trust	1,953	50,466
Cousins Properties Incorporated	2,585	69,407
CubeSmart	3,900	179,595
DiamondRock Hospitality †	3,664	31,987
Digital Realty Trust Incorporated	4,946	611,474
Diversified Healthcare Trust	4,154	6,065
Douglas Emmett Incorporated	3,054	59,614
Duke Realty Corporation	6,680	393,118
Easterly Government Properties Incorporated	1,577	28,307
EastGroup Properties Incorporated	723	119,317
Empire State Realty Trust Incorporated Class A	2,374	16,547
EPR Properties	1,303	56,667
Equinix Incorporated	1,580	1,038,645
Equity Commonwealth †	1,957	51,489
Equity Lifestyle Properties Incorporated	3,006	210,721
Equity Residential	5,946	435,128
Essential Properties Realty	2,410	54,562
Essex Property Trust Incorporated	1,134	300,578
Extra Space Storage Incorporated	2,332	463,438
Federal Realty Investment Trust	1,242	125,777
First Industrial Realty Trust Incorporated	2,293	116,209
Four Corners Property Trust Incorporated	1,396	37,538
Franklin Street Properties Corporation	1,614	4,535
Getty Realty Corporation	706	21,236
Global Medical REIT Incorporated	1,070	11,599
Global Net Lease Incorporated	1,801	24,800
Healthcare Realty Trust Incorporated	6,615	160,877
Healthpeak Properties Incorporated	9,374	246,068
Hersha Hospitality Trust †	575	5,578
Highwoods Properties Incorporated	1,827	55,559
Host Hotels & Resorts Incorporated	12,419	220,686
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Hudson Pacific Properties Incorporated	2,512	$ 33,184
Independence Realty Trust Incorporated	3,838	74,649
Industrial Logistics Properties Trust	1,137	8,516
Innovative Industrial Properties Incorporated	399	36,596
Invitation Homes Incorporated	10,604	384,713
JBG Smith Properties	1,889	41,501
Kilroy Realty Corporation	1,825	89,005
Kimco Realty Corporation	10,737	226,336
Kite Realty Group Trust	3,806	73,684
Lexington Corporate Properties Trust	4,980	50,099
Life Storage Incorporated	1,464	186,294
LTC Properties Incorporated	686	30,795
Medical Properties Trust Incorporated	10,426	152,324
Mid-America Apartment Communities Incorporated	2,005	332,168
National Health Investors Incorporated	796	52,146
National Retail Properties Incorporated	3,057	137,259
National Storage Affiliates Trust	1,462	73,860
NETSTREIT Corporation REIT	833	16,377
NexPoint Residential Trust Incorporated	401	21,181
Office Properties Income Trust	841	14,776
Omega Healthcare Investors Incorporated	4,086	133,449
Orion Office Incorporated	984	9,712
Paramount Group Incorporated	2,856	19,792
Park Hotels & Resorts Incorporated	4,054	56,756
Pebblebrook Hotel Trust	2,282	40,209
Piedmont Office Realty Trust Incorporated Class A	2,142	25,233
Plymouth Industrial Incorporated	697	14,128
Prologis Incorporated	12,862	1,601,443
Public Storage Incorporated	2,653	877,692
Realty Income Corporation	10,453	713,731
Regency Centers Corporation	2,695	163,964
Retail Opportunity Investment Corporation	2,158	36,147
Rexford Industrial Realty Incorporated	2,867	178,356
RLJ Lodging Trust	2,899	34,962
RPT Realty	1,478	14,233
Ryman Hospitality Properties Incorporated †	958	78,767
Service Properties Trust	2,868	19,617
Simon Property Group Incorporated	5,705	581,796
SITE Centers Corporation	3,158	40,928
SL Green Realty Corporation	1,114	49,205
Spirit Realty Capital Incorporated REIT	2,333	95,303
STAG Industrial Incorporated	3,114	95,911
Store Capital Corporation	4,387	118,361
Summit Hotel Properties Incorporated	1,860	14,620
Sun Communities Incorporated	2,112	324,636
Sunstone Hotel Investors Incorporated †	3,739	40,718
Tanger Factory Outlet Centers Incorporated	1,814	27,972
Terreno Realty Corporation	1,312	80,019
The Macerich Company	3,729	35,687
The Necessity Retail REIT Incorporated	2,312	17,248
UDR Incorporated	5,200	233,324
UMH Properties Incorporated	877	15,821
Universal Health Realty Income Trust	222	11,298
Urban Edge Properties	1,918	30,170
Ventas Incorporated	6,944	332,340
Veris Residential Incorporated †	1,392	18,708
The accompanying notes are an integral part of these financial statements.

4  |  Allspring U.S. REIT Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Vornado Realty Trust	2,765	$ 72,498
Washington REIT	1,519	29,788
Welltower Incorporated	7,887	604,539
WP Carey Incorporated	3,351	281,585
Xenia Hotels & Resorts Incorporated †	1,987	31,514
Total Common stocks (Cost $14,624,292)		16,715,393

		Yield
Short-term investments: 0.76%
Investment companies: 0.76%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	128,122	128,122
Total Short-term investments (Cost $128,122)				128,122
Total investments in securities (Cost $14,752,414)	100.03%			16,843,515
Other assets and liabilities, net	(0.03)			(5,017)
Total net assets	100.00%			$16,838,498

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$102,224	$6,574,425	$(6,548,527)	$0	$0	$128,122	128,122	$1,109
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  5

Statement of assets and liabilities—August 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $14,624,292)	$ 16,715,393
Investments in affiliated securities, at value (cost $128,122)	128,122
Receivable for dividends	10,862
Receivable from adviser	8,304
Total assets	16,862,681
Liabilities
Professional fees payable	9,526
Custody and accounting fees payable	7,680
Interest holder report expenses payable	5,322
Accrued expenses and other liabilities	1,655
Total liabilities	24,183
Total net assets	$16,838,498
The accompanying notes are an integral part of these financial statements.

6  |  Allspring U.S. REIT Portfolio

Statement of operations—six months ended August 31, 2022 (unaudited)

Investment income
Dividends	$ 341,794
Income from affiliated securities	1,109
Total investment income	342,903
Expenses
Advisory fee	8,902
Custody and accounting fees	18,570
Professional fees	25,646
Interest holder report expenses	9,089
Trustees’ fees and expenses	11,153
Other fees and expenses	1,837
Total expenses	75,197
Less: Fee waivers and/or expense reimbursements	(63,090)
Net expenses	12,107
Net investment income	330,796
Realized and unrealized gains (losses) on investments
Net realized gains on investments	3,036,762
Net change in unrealized gains (losses) on investments	(4,728,806)
Net realized and unrealized gains (losses) on investments	(1,692,044)
Net decrease in net assets resulting from operations	$(1,361,248)
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  7

Statement of changes in net assets

	Six months ended August 31, 2022 (unaudited)	Year ended February 28, 2022
Operations
Net investment income	$ 330,796	$ 471,946
Net realized gains on investments	3,036,762	3,936,717
Net change in unrealized gains (losses) on investments	(4,728,806)	1,722,342
Net increase (decrease) in net assets resulting from operations	(1,361,248)	6,131,005
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,419,715	5,084,311
Withdrawals	(11,724,552)	(12,299,436)
Net decrease in net assets resulting from capital transactions	(6,304,837)	(7,215,125)
Total decrease in net assets	(7,666,085)	(1,084,120)
Net assets
Beginning of period	24,504,583	25,588,703
End of period	$ 16,838,498	$ 24,504,583
The accompanying notes are an integral part of these financial statements.

8  |  Allspring U.S. REIT Portfolio

Financial highlights
		Year ended February 28
	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(10.62)%	25.46%	3.45%	2.65%	19.52%	(8.74)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.67%	0.48%	0.43%	0.26%	0.33%
Net expenses	0.14% *	0.14% *	0.14% *	0.19%	0.23%	0.32%
Net investment income	3.72%	1.85%	1.93%	2.73%	2.91%	2.53%
Supplemental data
Portfolio turnover rate	34%	41%	71%	26%	20%	51%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2022 (unaudited)	0.70%
Year ended February 28, 2022	0.53%
Year ended February 28, 2021	0.34%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  9

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. REIT Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes was $15,991,751 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 2,387,483
Gross unrealized losses	(1,535,719)
Net unrealized gains	$ 851,764

10  |  Allspring U.S. REIT Portfolio

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$ 16,715,393	$0	$0	$ 16,715,393
Short-term investments
Investment companies	128,122	0	0	128,122
Total assets	$16,843,515	$0	$0	$16,843,515
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the six months ended August 31, 2022, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.

Allspring U.S. REIT Portfolio  |  11

Notes to financial statements (unaudited)
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2022 were $6,085,524 and $12,032,297, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the real estate sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

12  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring U.S. REIT Portfolio  |  13

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

14  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring U.S. REIT Portfolio  |  15

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

16  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio's investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Portfolios were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Portfolio’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring U.S. REIT Portfolio  |  17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 27, 2022

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 27, 2022